UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/08

Date of Reporting Period: Quarter ended 01/31/08

ITEM 1.	SCHEDULE OF INVESTMENTS

MTB US TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY & OBLIGATIONS—48.0%
U.S. TREASURY BILLS—27.7%
US Treasury Bills
3.85%, 2/07/08	$25,000,000	$24,984,167
3.08%, 3/20/08	50,000,000	49,797,667
3.18%, 4/03/08	50,000,000	49,725,736
3.24%, 4/17/08	50,000,000	49,658,000
2.05-3.12%, 5/01/08	100,000,000	99,363,125

Total U.S Treasury Bills		273,528,695

U.S. TREASURY NOTES—20.3%
US Treasury Notes
3.38%, 2/15/08	50,000,000	49,984,201
4.63%, 3/31/08	50,000,000	50,036,237
4.13%, 8/15/08	50,000,000	49,989,591
4.88%, 10/31/08	50,000,000	50,499,783

Total U.S. Treasury Notes		200,509,812

Total U.S. Government Agency & Obligations (Cost $474,038,507)		474,038,507

MUTUAL FUND—0.1% (7)
Dreyfus Treasury Cash Management Fund, Institutional Shares 2.65% (Cost $638,991)	638,991	638,991

REPURCHASE AGREEMENTS—51.8%
Interest in $225,000,000 repurchase agreement 1.55%, dated 1/31/08 under which Goldman Sachs & Co. will Repurchase a U.S. Treasury security with various maturities to 8/15/27 for $225,009,688 on 2/1/08. The Market value of the underlying security at the end of the period was $229,772,709.	225,000,000	225,000,000
Interest in $239,000,000 repurchase agreement 1.60%, dated 1/31/08 under which Lehman Brothers. will Repurchase a U.S. Treasury security maturing on 7/31/08 for $239,003,632 on 2/1/08. The Market value of the underlying security at the end of the period was $243,783,700.	239,000,000	239,000,000
Interest in $48,000,000 repurchase agreement 1.55%, dated 1/31/08 under which Morgan Stanley & Co. will Repurchase U.S Treasury security with various maturities to 2/15/26 for $48,480,066 on 2/1/08. The Market value of the underlying security at the end of the period was $49,105,049.	48,000,000	48,000,000

Total Repurchase Agreements (Cost $512,000,000)		512,000,000

Total Investments—99.9% (Cost $986,677,498)		986,677,498

Other assets less liabilities—0.1%		665,017

Total Net Assets—100.0%		$987,342,515

MTB US GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY & OBLIGATIONS—62.1%
FEDERAL FARM CREDIT BANK—7.7%
4.71%, 2/01/08	$98,000,000	$97,968,467
4.50%, 2/02/08	50,000,000	49,996,091
4.11%, 2/15/08	150,000,000	149,981,175
3.15%, 2/26/08	50,000,000	49,998,716

Total Federal Farm Credit Bank		347,944,449

FEDERAL HOME LOAN BANK—18.8%
4.77%, 2/11/08	150,000,000	150,000,000
4.68%, 2/20/08	275,000,000	274,977,599
4.84%, 2/21/08	150,000,000	150,068,656
2.70%, 4/01/08	150,000,000	149,325,000
4.28%, 4/11/08	125,000,000	125,044,800

Total Federal Home Loan Bank		849,416,055

FEDERAL HOME LOAN MORTGAGE CORPORATION—15.9%
4.88%, 2/25/08	150,000,000	149,512,000
3.14%, 2/26/08	350,000,000	349,978,213
4.03-4.12%, 6/09/08	225,000,000	221,710,500

Total Federal Home Loan Mortgage Corporation		721,200,713

FEDERAL NATIONAL MORTGAGE ASSOCIATION—19.7%
4.25%, 2/01/08	150,000,000	150,000,000
4.54%, 2/15/08	150,000,000	149,735,167
3.45%, 5/01/08	100,000,000	99,137,500
2.58%, 5/12/08	200,000,000	198,552,333
5.00%, 6/27/08	100,000,000	97,958,333
3.70%, 8/07/08	100,000,000	98,067,778
4.36%, 10/01/08	100,000,000	97,057,000

Total Federal National Mortgage Association		890,508,111

Total U.S. Government Agency & Obligations (Cost $2,809,069,328)		2,809,069,328

MUTUAL FUND—0.0% (7)
Dreyfus Government Cash Fund, Institutional Shares, 4.13% (Cost $132,928)	132,928	132,928

REPURCHASE AGREEMENTS—38.0%
Interest in $1,720,000,000 repurchase agreement 2.55%, dated 1/31/08 under which Lehman Brothers will Repurchase U.S. Treasury security with various maturities to 4/01/36 for $1,720,000,697 on 2/1/08. The Market value of the underlying security at the end of the period was $1,754,157,568. (Cost $1,720,000,000)	1,720,000,000	1,720,000,000

Total Investments—100.1% (Cost $4,529,202,256)		4,529,202,256

Other assets less liabilities—(0.1%)		(3,439,452)

Total Net Assets—100.0%		$4,525,762,804

MTB TAX FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—7.1% (2)
Delaware County, PA, CP (Wachovia-LOC),
3.29%, 2/06/08	$1,200,000	$1,200,000
Montgomery County, PA, IDA, CP, (BNP Paribas LOC) Mandatory Tender,
3.42%, 2/07/08	4,460,000	4,460,000

New York State Power Authority, (Baden LOC)/(Bayerische Landesbank (GTD) LOC)/(Bank of America N.A. LOC)/ (Bank of New York LOC)/(Bank of Nova Scotia)/(JP Morgan Chase Bank)/(State Street Bank & Trust)/(Wachovia Bank N.A. LOC),

2.67%, 3/07/08	4,000,000	4,000,000

Total Commercial Paper (Cost $9,660,000)		9,660,000

SHORT-TERM MUNICIPAL BONDS—92.8% (6)
ALABAMA—1.0%
Mobile, AL IDB, (Series B) Weekly VRDNs Dock & Wharf Revenue (Holnam Inc.)/ (Wachovia Bank N.A. LOC)
2.13%, 2/07/08	1,300,000	1,300,000

CALIFORNIA—1.8%
California State, RANs
4.00%, 6/30/08	2,500,000	2,506,338

COLORADO—1.1%
Colorado Springs, CO Utility System, Lien – (Series A), Weekly VRDNs (Dexia Credit Local LIQ)
2.20%, 2/07/08	1,500,000	1,500,000

CONNECTICUT—5.5%
Milford Connecticut, GO, BANs
4.00%, 5/02/08	4,520,000	4,527,209
State of Connecticut Health & Educational Facilities Authority, Revenue Bonds (Series J) Daily VRDNs (Quinnipiac University)/(MBIA INS)/(JP Morgan Chase Bank),
3.35%, 2/06/08	3,000,000	3,000,000

Total Connecticut		7,527,209

FLORIDA—5.3%
Dade County FL Water & Sewer System, Weekly VRDNs (FGIC INS)/(Commerzbank AG, Frankfurt LIQ)
3.65%, 2/07/08	1,195,000	1,195,000
Pinellas County, FL, Health Facility Authority, Refunding Revenue Bonds, Daily VRDNs (Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A.),
4.50%, 2/01/08	6,000,000	6,000,001

Total Florida		7,195,001

GEORGIA—4.9%
Atlanta, GA, City of, Airport General Revenue Refunding Revenue Bonds (Series RF-A), (MBIA INS),
5.00%, 1/01/09	5,000,000	5,096,265
Dekalb County, GA MFH, Winterscreek Apartments Weekly VRDNs (FNMA COL)
2.14%, 2/07/08	1,600,000	1,600,000

Total Georgia		6,696,265

INDIANA—5.1%
Elkhart County, IN, Weekly VRDNs (Hubbard Hills Estates Inc.)/(Fifth Third Bank INV)
2.82%, 2/07/08	1,735,000	1,735,000
Hammond, IN, Pollution Control Revenue Bonds Daily VRDNs (Amoco Oil Co.)/(Obligated Group),
1.80%, 2/01/08	1,220,000	1,220,000
MT Vernon, IN, Pollution Control Revenue Bonds Daily VRDNs (General Electric Co.),
1.98%, 2/01/08	4,000,000	4,000,000

Total Indiana		6,955,000

KENTUCKY—3.6%
Louisville & Jefferson County, KY Regional Airport Authority Revenue Bonds (Series C), Daily VRDNs (United Parcel Service, Inc.),
1.98%, 2/01/08	5,000,000	5,000,000

MARYLAND—4.3%
Maryland State Health & Higher Education Facilities Authority Revenue (Series E) Weekly VRDNs (Obligated Group)/(FGIC INS)/(Dexia Credit LOC),
3.35%, 2/07/08	5,000,000	5,000,000
Maryland State Health & Higher Educational Facilities Authority (Series D0), Weekly VRDNS (Bank of America N.A. LIQ)
2.10%, 2/07/08	887,000	887,000

Total Maryland		5,887,000

MICHIGAN—0.7%
Detroit Michigan Water Supply System (Series C), Weekly VRDNs Second Lien Bonds, (FGIC INS),(DEPFA Bank PLC, LIQ)
4.20%, 2/07/08	995,000	995,000

MISSISSIPPI—2.6%
Mississippi Business Finance Corp., Industrial Development Revenue, Weekly VRDNs (VC Regional Assembly/MFG)/(JP Morgan Chase Bank),
2.22%, 2/07/08	3,500,000	3,500,000

MONTANA—0.7%
Montana State Health Facilities Authority, Revenue Bonds (Series A), Weekly VRDNs, (FGIC INS)
6.00%, 2/07/08	1,000,000	1,000,000

NEVADA—0.9%
Clark County, NV, Airport Revenue, (Series A), Weekly VRDNS (Dexia Credit LOC)/(JP Morgan Chase Bank),( MBIA INS)
2.90%, 2/07/08	1,200,000	1,200,000

NEW HAMPSHIRE—1.9%
New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series A), (Littleton Regional Hospital)/(PRF 5/01/08 @ 102),
5.90%, 2/01/18	1,500,000	1,541,455
New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series B), (Littleton Regional Hospital)/(PRF 5/01/08 @ 102),
5.80%, 5/01/18	1,000,000	1,027,391

Total New Hampshire		2,568,846

NEW YORK—6.4%
Metropolitan Transportation Authority, NY, (Series G) Daily VRDNs, (MTA Transportation Revenue)/(BNP Paribas LOC),
1.88%, 2/01/08	1,415,000	1,415,000
New York City, NY, (Series A-4) Daily VRDNs, (Baden LOC),
1.88%, 2/01/08	1,200,000	1,200,000

New York City, NY, (Series H-2) Daily VRDNs GO Bonds, (Dexia Credit LOC),
1.78%, 2/01/08	2,070,000	2,070,000
New York City, NY, Transitional Finance Authority, Revenue Bonds (Subseries 2F) Daily VRDNs (Bayerische Landesbank (GTD) LOC),
1.75%, 2/01/08	2,100,000	2,100,000
Syracuse, NY, (Series A) RANs, (ST Aid Withholding),
4.50%, 6/30/08	2,000,000	2,005,979

Total New York		8,790,979

NORTH CAROLINA—1.1%
Durham County NC Floater VRDNs (Wachovia SPA),
2.05%, 2/07/08	1,500,000	1,500,000

OHIO—1.5%
Geauga County, OH, Revenue Bonds (Series B), Daily VRDN, (South Franklin Circle)/(Keybank N.A. LOC),
2.04%, 2/01/08	2,000,000	2,000,000

OREGON—1.2%
Port Portland, OR, Special Obligation Revenue Daily VRDNs (Bank of America LOC),
2.11%, 2/01/08	1,600,000	1,600,000

PENNSYLVANIA—30.7%
Allegheny County, PA Higher Education Building Authority, Daily VRDNs (Carnegie Mellon University)/ (Landesbank Hessen-Thueringer (GTD) SA),
2.05%, 2/01/08	2,750,000	2,750,000
Allegheny County, PA, Tax and Revenue Anticipation Notes, Series 2008
4.00%, 12/31/08	4,000,000	4,043,325
Allegheny County, PA IDA, Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC),
2.36%, 2/07/08	1,450,000	1,450,000
Allentown, PA, Commercial and IDA, (Series C) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC),
2.05%, 2/01/08	2,755,000	2,755,000
Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs, (Atlantic Richfield-GTD)/(BP PLC GTD),
2.00%, 2/07/08	1,600,000	1,600,000
Delaware County, PA IDA, Solid Waste Revenue (Series D) Weekly VRDNs (Scott Paper Co.)/
2.75%, 2/07/08	1,005,000	1,005,000
Emmaus, PA IDA General Authority (Series A) Weekly VRDNs (FSA INS)/(Wachovia SPA)
2.23%, 2/07/08	1,100,000	1,100,000
Emmaus, PA, General Authority Revenue (Subseries H-20) Weekly VRDNs (DEPFA Bank PLC),
2.03%, 2/07/08	900,000	900,000
Indiana County, PA IDA, Revenue Bonds (Series A) Daily VRDNs (Exelon Generation Co LLC)/(BNP Paribas LOC)
2.11%, 2/01/08	3,605,000	3,605,000
Lehigh County, PA, General Purpose Authority Revenue Bonds (Series A),Daily VRDN, (Lehigh Valley Hospital)/(AMBAC INS)/(JP Morgan Chase Bank)
3.50%, 2/01/08	1,500,000	1,500,000
Pennsylvania Economic Development Financing Authority, Manufacturing Facilities Revenue Weekly VRDNs (Dodge Realty Partners LP)/(PNC Bank LOC) Weekly VRDNs,
2.22%, 2/07/08	2,500,000	2,500,000
Pennsylvania State Higher Education Facilities Authority, (Series B) Weekly VRDNs (Drexel University)/(Heleba LOC),
2.14%, 2/07/08	3,385,000	3,385,000
Pennsylvania State Turnpike Commission, (Series Q) Daily VRDNs (West Deutsche Landes Gironzentrale, LIQ/Bayerische Landesbank, LIQ Landesbank Baden Wurttemburgh, LIQ),
2.05%, 2/01/08	2,350,000	2,350,000

Philadelphia, PA Hospital & Higher Education Facilities Authority, Weekly VRDNs (Philadelphia Protestant Home)/ (Fleet National Bank),
2.15%, 2/07/08	980,000	980,000
Philadelphia, PA School District, (Series A), TRANs, (Bank of America N.A.),
4.50%, 6/27/08	2,500,000	2,507,576
Philadelphia, PA Water & Wastewater Revenue, (Series B) Weekly VRDNs (AMBAC INS)/(KBC SPA),
3.05%, 2/07/08	1,500,000	1,500,000
Philadelphia, PA, (Series A) (Bank of America-LOC), TRANs,
4.50%, 6/30/08	1,000,000	1,003,299
Philadelphia, PA, Gas Works Revenue Bond, (Series B), (PRF to 7/01/08),
5.00%, 2/07/28	1,000,000	1,005,832
Somerset County, PA Hospital Authority, (Series A) (Somerset Community hospital)/(PNC Bank N.A.),
3.75%, 4/01/08	2,000,000	2,000,000
University of Pittsburg, (Series A) Weekly VRDNs (GO of University)/(DEPFA Bank PLC),
2.20%, 2/07/08	2,200,000	2,200,000
University of Pittsburgh, (Series A) Weekly VRDNs (GO of University)/(DEPFA Bank PLC),
2.20%, 2/07/08	1,930,000	1,930,000

Total Pennsylvania		42,070,032

SOUTH CAROLINA—0.9%
Berkeley County, SC PCA Revenue Bonds, Daily VRDNs (Amoco Chemical CO)
1.80%, 2/01/08	1,250,000	1,250,000

TENNESSEE—0.9%
Greeneville, TN, Industrial Development Board Refunding Revenue Bonds, Weekly VRDNs (PET Inc.)/(BNP Paribas LOC),
2.17%, 2/07/08	1,285,000	1,285,000

TEXAS—3.6%
Bell County TX, Health Facilities Development Corporation, Revenue Bonds (Series B-2) Daily VRDNs (Scott & White Memorial Hospital)/(MBIA INS)/(Chase Bank of Texas N.A. SPA),
2.05%, 2/01/08	3,000,000	3,000,000
Gulf Coast Waste Disposal Authority, TX, Pollution Control, Refunding Revenue Bonds, Daily VRDNs (Exxon Mobil Corporation)/
1.89%, 2/01/08	1,000,000	1,000,000
Port Arthur TX, Jefferson County, Daily VRDNs (Texaco Inc)
1.90%, 2/01/08	1,000,000	1,000,000

Total Texas		5,000,000

UTAH—1.3%
Emery County, UT, PCR Weekly VRDNs (Pacificorp)/(BNP Paribus LOC),
2.20%, 2/07/08	1,800,000	1,800,000

WISCONSIN—2.2%
Red Cedar, WI, Revenue Bonds Weekly VRDNs, Fairmount Minerals LTD, (Wisconsin Industrial Sand)/(National City Bank LOC),
2.31%, 2/07/08	3,000,000	3,000,000

WYOMING—3.6%
Sublette County, WY, PCR Daily VRDNs (Exxon Mobil Corp.),
1.87%, 2/01/08	5,000,000	5,000,000

Total Short-term Municipal Bonds (Cost $127,126,670)		127,126,670

Total Investments—99.9% (Cost $136,786,670)		136,786,670

Other assets less liabilities—0.1%		203,310

Total Net Assets—100.0%		$136,989,980

MTB MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—67.6% (2)
ASSET BACKED SECURITIES—13.5%
Apreco, Inc.
4.45%, 2/07/08	$75,000,000	$74,944,375
4.00%, 3/14/08	82,000,000	81,617,333
CAFCO LLC
4.35%, 2/01/08	80,000,000	80,000,000
CRC Funding LLC
4.50%, 2/05/08 (4)(5)	100,000,000	99,950,000
Falcon Asset Securitization Co., LLC
4.05%, 2/13/08	87,500,000	87,381,875

Total Asset Backed Securities		423,893,583

AUTO MANUFACTURERS—2.7%
American Honda Finance Corp.
4.17%, 3/04/08	85,000,000	84,684,933

BANKS—8.2%
Societe Generale North America, Inc.
4.76%, 2/08/08	123,000,000	122,886,157
Wells Fargo Co.
4.18%, 2/04/08	136,000,000	135,952,626

Total Banks		258,838,783

BROKER/DEALER—3.2%
Morgan Stanley Dean Witter Co.
4.61%, 2/06/08	100,000,000	100,000,000

FINANCIAL SERVICES—25.9%
American Express Corp.
3.50%, 6/11/08	150,000,000	148,089,584
CIT Group, Inc.
4.30%, 4/14/08	145,000,000	143,735,681
Citigroup Funding, Inc.
4.67%, 3/10/08	135,000,000	134,334,525
Dexia Delaware, LLC
4.20%, 3/10/08	130,000,000	129,423,667
General Electric Capital Corp.
4.13%, 9/26/08	145,000,000	141,040,936
HSBC Finance Corp.
4.78%, 2/27/08	118,000,000	117,592,638

Total Financial Services		814,217,031

FOOD—2.7%
Nestle Capital Corp.
4.51%, 5/15/08	86,500,000	85,373,001

INSURANCE—9.9%
AIG Funding, Inc.
5.18%, 2/11/08	110,000,000	109,841,722
American General Finance Corp.
5.05%, 3/19/08	65,000,000	64,571,451
Prudential Funding LLC
4.43%, 2/12/08	135,000,000	134,817,263

Total Insurance		309,230,436

OIL & GAS SERVICES—1.5%
Chevron Funding Corp.
4.25%, 2/22/08	46,000,000	45,885,958

Total Commercial Paper (Cost $2,122,123,725)		2,122,123,725

NOTES - VARIABLE—6.2% (1)
AUTOMOTIVE MANUFACTURING—3.2%
Toyota Motor Credit Corp.
3.27%, 4/25/08	100,000,000	100,000,000

BANKS—3.0%
Bank of America Corp.
3.38%, 2/25/08	93,250,000	93,260,948

DIVERSIFIED FINANCIAL SERVICES—0.0%
Capital One
3.35%, 2/08/08	395,000	395,000

Total Notes - Variable (Cost $193,655,948)		193,655,948

U.S. GOVERNMENT AGENCY & OBLIGATIONS—8.3%
FEDERAL HOME LOAN BANK—8.3%
4.77%, 2/11/08	125,000,000	125,000,000
4.68%, 2/20/08	135,000,000	134,982,580

Total U.S. Government Agency & Obligations (Cost $259,982,580)		259,982,580

MUTUAL FUND—0.0% (7)
Dreyfus Cash Management Fund, Institutional Shares, 4.13% (Cost $819,529)	819,529	819,529

REPURCHASE AGREEMENTS—18.2%
Interest in $570,000,000 repurchase agreement 2.55%, dated 1/31/08 under which Lehman Brothers will Repurchase U.S. Treasury security with various maturities to 10/31/08 for $570,002,805 on 2/1/08. The Market value of the underlying security at the end of the period was $581,402,868. (Cost $570,000,000)	570,000,000	570,000,000

Total Investments—100.3% (Cost $3,146,581,782)		3,146,581,782

Other assets less liabilities—(0.3%)		(7,902,353)

Total Net Assets—100.0%		$3,138,679,429

MTB PRIME MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—58.5% (2)
ASSET BACKED SECURITIES—13.6%
Apreco, Inc.
4.45%, 2/07/08	$10,000,000	$9,992,583
4.00%, 3/14/08	8,000,000	7,962,667
CAFCO LLC
4.35%, 2/01/08	7,000,000	7,000,000
CRC Funding LLC
4.50%, 2/05/08 (4)(5)	10,000,000	9,995,000
Falcon Asset Securitization Co., LLC
4.05%, 2/13/08	12,000,000	11,983,800
FCAR Owner Trust Series I
3.45%, 2/12/08	20,000,000	19,978,917

Total Asset Backed Securities		66,912,967

AUTO MANUFACTURERS—2.0%
American Honda Finance Corp.
4.17%, 3/04/08	10,000,000	9,962,933

BANKS—7.3%
Societe Generale North America, Inc.
4.76%, 2/08/08	17,000,000	16,984,266
Wells Fargo Co.
4.18%, 2/04/08	19,000,000	18,993,381

Total Banks		35,977,647

BROKER/DEALER—3.0%
Morgan Stanley Dean Witter Co.
4.61%, 2/06/08	15,000,000	15,000,000

FINANCIAL SERVICES—21.0%
Dexia Delaware, LLC
4.20%, 3/10/08	19,000,000	18,915,767
HSBC Finance Corp.
4.78%, 2/27/08	17,000,000	16,941,312
American Express Corp.
3.50%, 6/11/08	20,000,000	19,745,278
CIT Group, Inc.
4.30%, 4/14/08	20,000,000	19,825,612
Citigroup Funding, Inc.
4.67%, 3/10/08	15,000,000	14,926,058
General Electric Capital Corp.
4.13%, 9/26/08	13,000,000	12,645,049

Total Financial Services		102,999,076

FOOD—2.7%
Nestle Capital Corp.
4.51%, 5/15/08	13,500,000	13,324,110

INSURANCE—8.1%
AIG Funding, Inc. 5.18%, 2/11/08	15,000,000	14,978,417
American General Finance Corp.
5.05%, 3/19/08	10,000,000	9,934,069
Prudential Funding LLC
4.43%, 2/12/08	15,000,000	14,979,696

Total Insurance		39,892,182

OIL & GAS SERVICES—0.8%
Chevron Funding Corp.
4.25%, 2/22/08	4,000,000	3,990,083

Total Commercial Paper (Cost $288,058,998)		288,058,998

NOTES - VARIABLE—5.8% (1)
AUTOMOTIVE MANUFACTURING—3.0%
Toyota Motor Credit Corp.
3.27%, 4/25/08	14,500,000	14,500,000

BANKS—2.8%
Bank of America Corp.
3.38%, 2/25/08	14,000,000	14,001,644

Total Notes - Variable (Cost $28,501,644)		28,501,644

U.S. GOVERNMENT AGENCY & OBLIGATIONS—9.3%
FEDERAL HOME LOAN BANK—9.3%
4.77%, 2/11/08	25,000,000	25,000,000
4.68%, 2/20/08	21,000,000	20,997,290

Total U.S. Government Agency & Obligations (Cost $45,997,290)		45,997,290

	SHARES
MUTUAL FUND—0.2% (7)
Dreyfus Cash Management Fund, Institutional Shares, 4.13% (Cost $761,910)	761,910	761,910

	PRINCIPAL AMOUNT
REPURCHASE AGREEMENTS—26.4%
Interest in $130,000,000 repurchase agreement 2.55%, dated 1/31/08 under which Lehman Brothers. will Repurchase a U.S. Treasury security maturing on 5/07/08 for $130,004,766 on 2/1/08. The Market value of the underlying security at the end of the period was $132,604,863. (Cost $130,000,000)	$130,000,000	130,000,000

Total Investments—100.2% (Cost $493,319,842)		493,319,842

Other assets less liabilities—(0.2%)		(1,076,994)

Total Net Assets—100.0%		$492,242,848

MTB NY TAX FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—9.7% (2)
Nassau County Sewer, CP (Bank of America N.A. LOC)
2.82%, 2/04/08	$5,000,000	$5,000,000
New York State Environmental Facilities Corp. (Series A) (Helaba LOC),
2.75%, 3/05/08	4,000,000	4,000,000

New York State Power Authority, (Baden LOC)/(Bayerische Landesbank (GTD) LOC)/(Bank of America N.A. LOC)/ (Bank of New York LOC)/(Bank of Nova Scotia)/(JP Morgan Chase Bank)/(State Street Bank & Trust)/(Wachovia Bank N.A. LOC),

2.67%, 3/07/08	5,000,000	5,000,000

Total Commercial Paper (Cost $14,000,000)		14,000,000

SHORT-TERM MUNICIPAL BONDS—90.3% (6)
Albany, NY IDA, Civic Facilities Revenue (Series C) Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. SA),
4.00%, 2/07/08	1,400,000	1,400,000
Albany, NY IDA, Housing Revenue (Series A) Weekly VRDNs (South Mall Towers Project)/(FANNIE MAE)
2.08%, 2/07/08	3,000,000	3,000,000
Dutchess County, NY IDA, (Series A) Weekly VRDNs, (Marist College)/(Bank of New York LOC),
2.14%, 2/07/08	1,660,000	1,660,000
Dutchess County, NY IDA, Weekly VRDNs (Trinity-Pawling School Corp.)/(PNC Bank, N.A. LOC),
2.14%, 2/07/08	2,500,000	2,500,000
East Hampton Town, NY, GO Bond, BANs (DEPFA LOC)
3.75%, 11/06/08	5,000,000	5,017,332
Jay Street Development Corp, NY, Lease Revenue (Series A-2), (DEPFA Bank PLC-LOC)
1.88%, 2/01/08	1,810,000	1,810,000
Long Island Power Authority, NY, (Series A), Electric System Revenue (PRF to 6/01/08)
5.75%, 12/01/24	2,000,000	2,033,678
Long Island Power Authority, NY, (Series E) Weekly VRDNs, Electric System Revenue, (FSA LOC)/(Dexia Credit Local LOC),
1.90%, 2/07/08	4,055,000	4,055,000
Long Island Power Authority, NY, Electrical System Revenue (Series A), (PRF to 6/01/08)
5.25%, 2/01/26	950,000	963,336
Long Island Power Authority, NY, Electrical System Revenue (Subseries 3B), Daily VRDNs,
1.78%, 2/01/08	1,700,000	1,700,000
New York City, NY Housing Development Corp. MFH Revenue Bonds (Series A) Weekly VRDNs (Plaza Residences LP)/(Citibank NA, New York LOC),
2.19%, 2/07/08	2,000,000	2,000,000
New York City, NY Housing Development Corp. MFH Revenue Bonds (Series A) Weekly VRDNs (Grace Towers Apartments LP)/(Citibank NA, New York LOC),
2.13%, 2/07/08	3,900,000	3,900,000
New York City, NY Housing Development Corp. MFH Revenue Bonds (Series A) Weekly VRDNs (Urban Horizons II LP)/(Citibank NA, New York LOC),
2.13%, 2/07/08	5,700,000	5,700,000
New York City, NY, (Series B) GO Bonds, (Escrowed to 8/01/08),
5.50%, 8/01/08	940,000	950,981
New York City, NY, (Subseries I-4) Weekly VRDNs GO Bonds, (Bank of New York-LOC),
2.06%, 2/07/08	3,500,000	3,500,000

New York City, NY, (Series A-4) Daily VRDNs GO Bonds, (Bayerische Landesbank (GTD) LOC),
1.90%, 2/01/08	3,850,000	3,850,000
New York City, NY, (Series A-4) Daily VRDNs, (Baden LOC),
1.88%, 2/01/08	3,800,000	3,800,000
New York City, NY, (Series B-Subseries B4) Daily VRDNs, (MBIA Insurance Corp. INS)
2.65%, 2/01/08	4,700,000	4,700,000
New York City, NY, (Series F-2) Weekly VRDNs GO Bonds, (DEPHA SPA),
1.95%, 2/07/08	3,270,000	3,270,000
New York City, NY, (Series F-4) Weekly VRDNs GO Bonds, (Helaba LOC),
1.95%, 2/07/08	1,475,000	1,475,000
New York City, NY, (Series F-6) Weekly VRDNs GO Bonds, (Morgan Guarantee LOC),
1.92%, 2/07/08	1,425,000	1,425,000
New York City, NY, (Series H-2) Daily VRDNs GO Bonds, (Dexia Credit Local LOC),
1.78%, 2/01/08	1,320,000	1,320,000
New York City, NY, (Series H-Subseries H-4) Weekly VRDNs (AMBAC INS)/(Kredietbank NV SA)
3.50%, 2/07/08	2,200,000	2,200,000
New York City, NY, (Series I-Subseries I-3) Daily VRDNs GO Bonds, (Bank of America N.A. LOC),
1.88%, 2/01/08	3,900,000	3,900,000
New York City, NY, (Subseries A-5) Daily VRDNs GO Bonds, (KBC Bank N.V. LOC),
1.78%, 2/01/08	2,000,000	2,000,000
1.78%, 2/01/08	1,800,000	1,800,000
New York City, NY, (Subseries A-6) Weekly VRDNs GO Bonds, (Baden LOC),
2.03%, 2/07/08	5,485,000	5,485,000
New York City, NY, (Subseries H-2) Daily VRDNs (MBIA Insurance Corp. INS.)/(Wachovia Bank N.A. LOC),
2.03%, 2/01/08	4,450,000	4,450,000
New York City, NY, Housing Development Corp. MFH (Series A) Weekly VRDNs, (East 170th Street Association LP)/(Citibank NA, New York LOC),
2.19%, 2/07/08	3,000,000	3,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue (2003-Subseries C-1) Daily VRDNs (DEPFA Bank PLC LOC),
1.88%, 2/01/08	3,000,000	3,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue (Series F-1) Daily VRDNs (Dexia Credit LOC)
1.88%, 2/01/08	2,400,000	2,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, (Series F-2) Daily VRDNs (JP Morgan Chase Bank),
2.06%, 2/01/08	2,925,000	2,925,000
New York City, NY, Transitional Finance Authority (Series A-2) Weekly VRDNs (Bank of Nova Scotia),
1.95%, 2/07/08	1,800,000	1,800,000
New York State Dormitory Authority, Refunding Revenue Bonds, (Long Island Jewish Medical Center)/(Original Issue Yield: 5.20%)/(PRF 7/01/08 @ 101),
5.00%, 7/01/18	1,500,000	1,530,639
New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal, Revenue Bonds (Series A) Daily VRDNs (General Electric Co.),
1.90%, 2/01/08	2,300,000	2,300,000
New York State Environmental Facilities Corp., Pollution Control Revenue (Series D),
5.25%, 6/15/08	1,000,000	1,007,549
New York State HFA, Revenue Bonds (Series A) Weekly VRDNs (125 West 31st Street Association)/(FANNIE MAE),
1.95%, 2/07/08	2,000,000	2,000,000
New York State HFA, Service Contract Revenue Bonds (Series B) Weekly VRDNs (BNP Paribas SA LOC),
1.95%, 2/07/08	4,000,000	4,000,000

New York State Local Government Assistance Corp., (Series C) (GO of Corp),
6.00%, 4/01/08	1,000,000	1,004,548
New York State Mortgage Agency Homeowner Mortgage Revenue (Series 142) Daily VRDNs, AMT (Dexia Credit Local)
1.90%, 2/01/08	2,000,000	2,000,000
New York State Urban Development Corp. Revenue Bonds, Sports Facility Assistance Program (Series A), (Original Issue Yield: 5.31%)/(PRF 4/01/08 @ 101),
5.00%, 4/01/18	1,000,000	1,008,421
New York State, GO Bonds (Series B – Subseries B7) Daily VRDNs, (AMBAC LOC)/ (JP Morgan Chase Bank),
2.65%, 2/01/08	3,400,000	3,400,000
Ontario County, NY IDA, (Series A) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC),
2.25%, 2/07/08	2,800,000	2,800,000
Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 2) Daily VRDNs, (JP Morgan Chase Bank, N.A. LIQ),
1.78%, 2/01/08	700,000	700,000
Seneca County, NY IDA, Weekly VRDNs (Kidspace National Centers of New York, Inc.)/(Key Bank, N.A. LOC),
2.24%, 2/07/08	1,995,000	1,995,000
Suffolk County, NY IDA, (Series B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)
2.31%, 2/07/08	1,220,000	1,220,000
Syracuse, NY, (Series A) RANs, (ST Aid Withholding),
4.50%, 6/30/08	3,200,000	3,209,567
Triborough Bridge & Tunnel Authority, NY, General Purpose (Series B) Weekly VRDNs (AMBAC INS)/(State Street B&T Co.),
2.87%, 2/07/08	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds (Subseries B-1) Weekly VRDNs, (GO of Authority)/(DEPFA Bank PLC),
2.05%, 2/07/08	2,990,000	2,990,000
Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series C) Weekly VRDNs (Bayerische Landesbank LIQ)/(AMBAC INS),
2.87%, 2/07/08	1,250,000	1,250,000

Total Short-term Municipal Bonds (Cost $130,406,051)		130,406,051

Total Investments—100.0% (Cost $144,406,051)		144,406,051

Other assets less liabilities—0.0%		(48,660)

Total Net Assets—100.0%		$144,357,391

MTB PENNSYLVANIA TAX FREE MONEY MARKET

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—4.5% (2)
Delaware County, PA, CP (Wachovia-LOC),
3.29%, 2/06/08	$800,000	$800,000
Montgomery County, PA, IDA, CP, (BNP Paribas LOC),
3.42%, 2/07/08	1,000,000	1,000,000

Total Commercial Paper (Cost $1,800,000)		1,800,000

SHORT-TERM MUNICIPAL BONDS—91.3% (6)
PENNSYLVANIA—91.3%
Allegheny County, PA Higher Education Building Authority, Daily VRDNs (Carnegie Mellon University)/ (Landesbank Hessen-Thueringer (GTD) SA),
2.05%, 2/01/08	1,800,000	1,800,000
Allegheny County, PA, Industrial Development Authority, Weekly VRDNs (PNC Bank, N.A. LOC)
2.22%, 2/0708	1,000,000	1,000,000
Allegheny County, PA, Tax and Revenue Anticipation Notes, Series 2008
4.00%, 12/31/08	1,000,000	1,010,831
Allentown, PA, Commercial and IDA, (Series C) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC),
2.05%, 2/01/08	1,300,000	1,300,000
Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs, (Atlantic Richfield-GTD)/(BP PLC GTD),
2.00%, 2/07/08	500,000	500,000
Bucks County, PA, IDA, Revenue Bond Weekly VRDNs, (SHV Real Estate, Inc.)/ ABN AMRO Bank NV, New York LOC),
2.75%, 2/07/08	1,200,000	1,200,000
Chester County, PA IDA, Refunding Revenue Bond, Daily VRDNs (Archdiocese of Philadelphia)/(Wachovia LOC),
2.05%, 2/01/08	1,300,000	1,300,000
Cumberland County, PA, Municipal Authority, Series 2003B) Weekly VRDNs Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC),
2.14%, 2/07/08	1,510,000	1,510,000
Delaware County , PA, IDA, (Series G) Weekly VRDNs, (General Electric Co.-GTD),
2.00%, 2/07/08	900,000	900,000
Delaware County, PA, IDA, Refunding Revenue Bonds Daily VRDNs (United Parcel Services-GTD)
1.94%, 2/01/08	900,000	900,000
Delaware Valley, PA Regional Finance Authority (Series C) Weekly VRDNS, (Kimberly Clark (GTD)
2.08%, 2/07/08	1,200,000	1,200,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue (Series A) Weekly VRDNs, (Bayerische landesbank LOC)
2.08%, 2/07/08	300,000	300,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue (Series A) Weekly VRDNs, (Bayerische landesbank LOC)
2.08%, 2/07/08	200,000	200,000
Emmaus, PA, General Authority Revenue, (Series E) Weekly VRDNs, (DEPFA-LOC),
2.03%, 2/07/08	700,000	700,000
Emmaus, PA, General Authority Revenue, Weekly VRDNs, (Goldman Sachs-GIC),
2.03%, 2/07/08	1,200,000	1,200,000

Erie County, PA, Hospital Authority Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank SPA),
2.10%, 2/01/08	1,265,000	1,265,000
Indiana County, PA IDA, Revenue Bonds (Series A) Daily VRDNs (Exelon Generation Co LLC)/(BNP Paribas LOC)
2.11%, 2/01/08	1,900,000	1,900,000
Lehigh County, PA, General Purpose Authority Revenue Bonds (Series A), (Lehigh Valley Hospital)/(AMBAC INS)/(JP Morgan Chase Bank)
3.50%, 2/01/08	1,915,000	1,915,000
Lehigh County, PA, General Purpose Authority Revenue Bonds (Series B), (Lehigh Valley Hospital)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A.)
3.50%, 2/01/08	600,000	600,000
Mercer County, PA, IDA, Revenue Bonds Weekly VRDNs, (Solar Atmospheres of Western PA)/(Fleet National Bank LOC),
2.72%, 2/07/08	185,000	185,000
New Castle, PA, Area Hospital Authority, Hospital Revenue Bonds, Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.),
2.25%, 2/07/08	1,600,000	1,600,000
Northampton County, PA, IDA, Weekly VRDNs (Presbyterian Homes Inc.)/(First Management-Kirkland) (Fleet National Bank LOC)/(Bank of America LOC),
2.14%, 2/07/08	1,745,000	1,745,000
Pennsylvania Economic Development Financing Authority, Manufacturing Facilities Revenue Weekly VRDNs (Dodge Realty Partners LP)/(PNC Bank LOC) Weekly VRDNs,
2.22%, 2/07/08	500,000	500,000
Pennsylvania State Higher Education Facilities Authority, (Series B) Weekly VRDNs (Drexel University)/(Heleba LOC),
2.14%, 2/07/08	1,060,000	1,060,000
Pennsylvania State Turnpike Commission, (Series Q) Daily VRDNs (West Deutsche Landes Gironzentrale, LIQ/Bayerische Landesbank, LIQ Landesbank Baden Wurttemburgh, LIQ),
2.05%, 2/01/08	1,800,000	1,800,000
Pennsylvania State University, Revenue Bonds (Series A) Weekly VRDNs (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank),
2.14%, 2/07/08	1,050,000	1,050,000
Philadelphia, PA IDA Revenue Bonds, Daily VRDNs (Newcourtland Elder Services)/(PNC Bank N.A.)
2.05%, 2/01/08	1,475,000	1,475,000
Philadelphia, PA School District, (Series A), TRANs, (Bank of America N.A.),
4.50%, 6/27/08	500,000	501,515
Philadelphia, PA Water & Wastewater Revenue, (Series B) Weekly VRDNs (AMBAC INS)/(KBC SPA)
3.05%, 2/07/08	700,000	700,000
Philadelphia, PA, (Series A) (Bank of America-LOC), TRANs,
4.50%, 6/30/08	500,000	501,650
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds Weekly VRDNs (JPMorgan Chase-LOC 50%, Bank of Nova Scotia-LOC 50%)
2.20%, 2/07/08	1,700,000	1,700,000
Philadelphia, PA, Gas Works Revenue Bond, (Series B) (PRF to 7/01/08),
5.00%, 7/01/28	1,000,000	1,005,832
Philadelphia, PA, Water & Wastewater, Refunded Revenue Bonds (Series B) Weekly VRDNs, (FSA INS)/(DEPFA Bank PLC),
2.11%, 2/07/08	600,000	600,000
University of Pittsburgh, (Series A) Weekly VRDNs (GO of University)/(DEPFA Bank PLC)
2.20%, 2/07/08	600,000	600,000

University of Pittsburgh, PA, Commonwealth System of Higher Education, Refunding Revenue Bonds (Series B) Weekly VRDNs (GO of University)/(Dexia Credit Local)
2.20%, 2/07/08	200,000	200,000
University of Pittsburgh, PA, Commonwealth System of Higher Education, Refunding Revenue Bonds (Series B) Weekly VRDNs (GO of University)/(Dexia Credit Local)
2.24%, 2/07/08	300,000	300,000
University of Pittsburgh, PA, Commonwealth System of Higher Education, Revenue Bonds (Series B) Weekly VRDNs (GO of University)/(DEPFA Bank PLC)
2.20%, 2/07/08	300,000	300,000

Total Short-term Municipal Bonds (Cost $36,524,828)		36,524,828

Total Investments—95.8% (Cost $38,324,828)		38,324,828

Other assets less liabilities—4.2%		1,685,886

Total Net Assets—100.0%		$40,010,714

The categories of investments are shown as a percentage of total net assets at January 31, 2008.

(1)	Floating rate note with current rate and next reset date shown.

(2)	Discount rate at time of purchase.

(3)	At January 31, 2008, the NY Tax-Free Money Market Fund, held securities that were subject to the federal alternative minimum tax.

(4)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2008, the Money Market Fund held restricted securities which amounted to $99,950,000 representing 3.18% of total net assets and the Prime Money Market Fund held restricted securities which amounted to $9,995,000 representing 2.03% of total net assets.

(5)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2008, the Money Market Fund held liquid restricted securities which amounted to $99,950,000 representing 3.18% of total net assets and the Prime Money Market Fund held liquid restricted securities which amounted to $9,995,000 representing 2.03% of total net assets.

(6)	Current rate and next reset date shown for Variable Rate Demand Notes.

(7)	7-Day net yield.

The following acronyms are used throughout this report:

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

BANs – Bond Anticipation Notes

COL – Collateralized

CP – Commercial Paper

FGIC – Financial Guaranty Insurance Company

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GO – General Obligation

GTD – Guaranteed

HFA – Housing Finance Agency

IDA – Industrial Development Authority

IDB – Industrial Development Board

INS – Insured

LIQ – Liquidity Agreement

LOC(s) – Letter(s) of Credit

MBIA – Municipal Bond Investors Assurance

MFH – Multi-Family Housing

PCA – Pollution Control Authority

PCR – Pollution Control Revenue

PRF – Prerefunded

RANs – Revenue Anticipation Notes

TRANs – Tax and Revenue Anticipation Notes

VRDNs – Variable Rate Demand Notes

For federal income tax purposes, the following amounts apply as of January 31, 2008:

Fund	Cost of Investments for Federal Tax Purposes
U.S. Treasury Money Market Fund	$986,677,498
U.S. Government Money Market Fund	4,529,202,256
Tax-Free Money Market Fund	136,786,670
Money Market Fund	3,146,581,782
Prime Money Market Fund	493,319,842
New York Tax-Free Money Market Fund	144,406,051
Pennsylvania Tax-Free Money Market Fund	38,324,828

MTB SHORT DURATION GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS—64.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION—24.9%
Series 2765-JH
3.00%, 5/15/19	$792,306	$783,430
Series 2617-GW
3.50%, 6/15/16	3,821,368	3,818,277
Series 2677-LM
4.00%, 4/15/13	1,832,401	1,834,658
Series 2670 HP
4.00%, 12/15/13	731,495	732,399
Series 2786-PB
4.00%, 5/15/14	650,272	651,771
Series 2617 GB
4.00%, 6/15/16	1,802,049	1,807,152
Series 2764-QB
4.00%, 1/15/22	1,676,891	1,677,933
Series 2640-TL
4.00%, 11/15/26	4,000,000	4,011,274
Series R001-AE
4.38%, 4/15/15	2,696,157	2,702,693
Series 2866-WN
4.50%, 1/15/24	8,448,782	8,500,589
Series 3081-CB
5.00%, 5/15/21	5,000,000	5,170,464
Series 3074-BG
5.00%, 9/15/33	5,000,000	5,061,668
Series 3062-LU
5.50%, 10/15/16	6,937,490	7,177,736
Series 3047-OA
5.50%, 9/15/22	1,654,282	1,663,262
Series 1604-I
6.00%, 11/15/08	148,206	149,073
Series 1625-H
6.00%, 12/15/08	42,693	43,000
Series 1638-E
6.25%, 4/15/23	55,910	55,974

Total Federal Home Loan Mortgage Corporation		45,841,353

FEDERAL NATIONAL MORTGAGE ASSOCIATION—18.2%
Series 2003-83-PB
3.50%, 9/25/16	1,269,737	1,267,940
Series 2003-84-PW
3.00%, 6/25/22	1,259,259	1,256,123

Series 2004-70-BC
4.50%, 1/25/16	2,069,185	2,080,117
Series 2004-55-LA
4.50%, 6/25/21	10,917,614	10,910,852
Series 2002-70-OD
5.00%, 5/25/15	4,253,645	4,271,178
Series 2002-94-MC
5.00%, 8/25/15	1,740,415	1,763,411
Series 2004-100-HA
5.00%, 1/25/23	1,457,203	1,460,516
Series 3196-PA
5.25%, 8/15/11	10,239,749	10,413,639
Series 1992-43-E
7.50%, 4/25/22	63,966	65,362

Total Federal National Mortgage Association		33,489,138

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—21.4%
Series 2004-26-HJ
4.00%, 6/16/27	841,002	842,328
Series 2003-7-ON
4.00%, 1/16/28	93,665	93,658
Series 2003-70 MW
4.00%, 7/20/33	2,581,694	2,583,955
Series 2003-86 BJ
4.25%, 7/20/27	110,632	110,614
Series 2004-39-XF
4.33%, 10/16/33	3,202,410	3,182,465
Series 2004-62-PA
4.50%, 6/20/28	2,819,329	2,827,048
Series 2003-101-BE
4.50%, 2/20/29	1,009,882	1,020,771
Series 2004-65-PA
4.50%, 9/20/32	3,150,595	3,161,667
Series 2004-76 VE
5.00%, 9/17/15	4,044,379	4,106,177
Series 2005-20 VA
5.00%, 6/16/16	5,547,786	5,564,749
Series 2004-38-NA
5.00%, 12/20/27	1,400,865	1,403,724
Series 2005-44-PC
5.00%, 12/20/33	6,904,594	6,994,090
Series 2003-10-PV
5.50%, 1/20/14	7,415,780	7,590,470

Total Government National Mortgage Association		39,481,716

Total Collateralized Mortgage Obligations (Cost $117,799,062)		118,812,207

CORPORATE BONDS—5.5%
BANKS—2.7%
Wells Fargo & CO., Sr. Unsecured Note
3.13%, 4/01/09	5,000,000	4,985,906

PHARMACEUTICALS—2.8%
Abbott Laboratories, Sr. Unsecured Note
5.38%, 5/15/09	5,000,000	5,134,939

Total Corporate Bonds (Cost $9,973,064)		10,120,845

GOVERNMENT AGENCIES—18.9%
FEDERAL AGRICULTURAL MORTGAGE CORPORATION—2.9%
4.63%, 10/12/10	5,000,000	5,247,347

FEDERAL FARM CREDIT BANK—2.7%

3.15%, 10/28/08	5,000,000	4,999,454

FEDERAL HOME LOAN MORTGAGE CORPORATION—3.8%
3.10%, 5/27/08	7,000,000	7,008,904

FEDERAL NATIONAL MORTGAGE ASSOCIATION—9.5%
4.35%, 2/13/08	2,550,000	2,546,022
4.68%, 2/17/09	14,992,000	15,033,377

Total Federal National Mortgage Association		17,579,399

Total Government Agencies (Cost $34,259,168)		34,835,104

MORTGAGE-BACKED SECURITIES—3.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION—3.1%
Pool M90891
3.50%, 1/01/09	5,739,809	5,711,688
Pool B70012
9.00%, 4/01/16	69,099	69,989

Total Federal Home Loan Mortgage Corporation		5,781,677

FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.1%
Pool 521605
9.00%, 6/01/22	106,537	114,135

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.1%
Pool 781347
8.00%, 5/15/08	914	915
Pool 203632
8.50%, 2/15/17	10,904	11,540
Pool 306066
8.50%, 7/15/21	11,872	12,905
Pool 307983
8.50%, 7/15/21	61,096	66,701
Pool 341948
8.50%, 1/15/23	21,282	22,829

Total Government National Mortgage Association		114,890

Total Mortgage-backed Securities (Cost $6,090,434)		6,010,702

U.S. TREASURY—6.4%
U.S. TREASURY NOTE—6.4%
Inflation Protected Note
3.88%, 1/15/09	5,000,000	6,634,628
US Government Strip due 11/15/17	7,500,000	5,128,125

Total U.S. Treasury (Cost $11,877,063)		11,762,753

	SHARES
MUTUAL FUND—1.3% (1)
Dreyfus Government Cash Fund, Institutional Shares, 4.67% (Cost $2,426,040)	2,426,040	2,426,040

Total Investments—99.9% (Cost $182,424,831)		183,967,651

Other assets less liabilities—0.1%		140,257

Total Net Assets—100.0%		$184,107,908

MTB SHORT TERM CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
ADJUSTABE RATE MORTGAGE—0.0%
THRIFTS & MORTGAGE FINANCE—0.0%
FNMA ARM 399251 7.07%, 9/01/27 (Cost $77)	$77	$79

ASSET-BACKED SECURITIES—5.3%
FINANCIAL SERVICES—5.3%
Capital Auto Receivables Asset Trust 2006-SN1A, Class A3
5.31%, 10/20/09 (2)(3)	2,000,000	2,004,130
Ford Credit Auto Owner Trust, Series 2007-B Class A2A
5.26%, 6/15/10	1,000,000	1,019,805

Total Asset-backed Securities (Cost $2,999,733)		3,023,935

COLLATERALIZED MORTGAGE OBLIGATIONS—13.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION—9.0%
Series 2628, Class QH
4.00%, 12/15/21	85,649	85,652
Series 2643, Class LB
4.50%, 7/15/16	1,686,911	1,705,959
Series 2587, Class WG
4.50%, 8/15/15	706,184	711,465
Series 2798, Class J
4.50%, 4/15/17	930,032	939,525
Series 2716, Class UA
4.50%, 7/15/20	1,412,341	1,423,473
Series 1920, Class H
7.00%, 1/15/12	248,979	258,398

Total Federal Home Loan Mortgage Corporation		5,124,472

WHOLE LOAN—4.1%
GSR Mortgage Loan Trust Series 2006-2F, Class 2A15
5.75%, 2/25/36	1,830,889	1,848,654
Morgan Stanley Mortgage Loan Trust, (Series 2004-1), Class 1A8
4.75%, 11/25/18	452,339	451,381

Total Whole Loan		2,300,035

Total Collateralized Mortgage Obligations (Cost $7,295,417)		7,424,507

CORPORATE BONDS—66.2%
AEROSPACE & DEFENSE—1.8%
BAE Systems Holdings, Inc.
4.75%, 8/15/10 (2)(3)	1,000,000	1,030,319

AIR FREIGHT & LOGISTICS—1.8%
FedEx Corp., Unsecured Note
3.50%, 4/01/09	1,000,000	997,464

BANKS—10.9%
Bank of New York Mellon Corp., Sr. Sub. Note
7.30%, 12/01/09	1,000,000	1,062,699
Citicorp, Sub. Note
7.25%, 9/01/08	1,000,000	1,017,865

Credit Suisse FB USA, Inc., Company Guaranteed
6.50%, 6/01/08	1,000,000	1,012,096
Deutsche Bank Financial, Bank Guarantee
7.50%, 4/25/09	1,000,000	1,046,240
PNC Funding Corp., Company Guaranteed Sub. Note
7.50%, 11/01/09	1,000,000	1,058,420
Wachovia Corp., Sub. Note
6.25%, 8/04/08	1,000,000	1,013,108

Total Banks		6,210,428

CAPITAL MARKETS—7.0%
Bear Stearns Cos., Inc., Note
3.25%, 3/25/09	1,000,000	982,854
Goldman Sachs Group, Inc. Sr. Unsecured.
3.88%, 1/15/09	1,000,000	1,006,276
Merrill Lynch & Co. Note, Series MTNC
4.13%, 1/15/09	1,000,000	1,003,031
Morgan Stanley, Note
4.00%, 1/15/10	1,000,000	1,002,280

Total Capital Markets		3,994,441

CONSUMER FINANCE—3.5%
American General Finance Corp., Sr. Unsecured., Series MTNH
2.75%, 6/15/08	1,000,000	996,508
SLM Corp., Note, Series MTN
3.63%, 3/17/08	1,000,000	998,222

Total Consumer Finance		1,994,730

DIVERSIFIED FINANCIAL SERVICES—9.2%
BankBoston Capital Trust III, Company Guaranteed
5.74%, 6/15/27	240,000	208,192
Ford Motor Credit Co., LLC, Sr. Unsecured.
6.63%, 6/16/08	1,000,000	1,002,251
General Electric Capital Corp., Sr. Unsecured.
3.50%, 5/01/08	1,000,000	1,000,907
6.13%, 2/22/11	1,000,000	1,063,079
GMAC LLC Unsubordinated
6.12%, 5/15/09	1,000,000	935,045
JP Morgan Chase & Co., Sub. Note
6.75%, 8/15/08	1,000,000	1,018,450

Total Diversified Financial Services		5,227,924

ELECTRIC UTILITIES—1.8%
Carolina Power & Light Co., Sr. Unsecured
5.95%, 3/01/09	1,000,000	1,019,320

FINANCIAL SERVICES—2.8%
Boeing Capital Corp. Sr. Unsecured
7.38%, 9/27/10	550,000	603,301
Caterpillar Financial Services Corp., Sr. Unsecured, Series MTNF
4.50%, 9/01/08	1,000,000	1,005,973

Total Financial Services		1,609,274

MEDIA—5.3%
Comcast MO of Delaware LLC, Company Guaranteed
9.00%, 9/01/08	1,000,000	1,024,603

Cox Enterprises, Inc., Note
4.38%, 5/01/08 (2)(3)(4)	1,000,000	1,000,159
Time Warner, Inc., Company Guaranteed Floating Rate Note
5.11%, 11/13/09	1,000,000	976,053

Total Media		3,000,815

MULTI-UTILITIES—2.7%
Centerpoint Energy, Inc., Sr. Note, Series B
7.25%, 9/01/10	500,000	541,398
Dominion Resources, Inc., Sr. Unsecured.
4.13%, 2/15/08	1,000,000	999,421

Total Multi-utilities		1,540,819

OIL & GAS—0.9%
Anadarko Petroleum Corp., Sr. Unsecured, Floating Rate Note
5.39%, 9/15/09	500,000	490,755

OIL & GAS FIELD SERVICES—3.7%
Burlington Resources Finance, Company Guaranteed
6.68%, 2/15/11	1,000,000	1,079,098
Valero Energy Corp., Sr. Unsecured
3.50%, 4/01/09	1,000,000	994,672

Total Oil & Gas Field Services		2,073,770

REAL ESTATE INVESTMENT TRUSTS—1.8%
iStar Financial Inc., Sr. Unsecured
5.51%, 3/03/08	1,000,000	998,272

RETAIL—3.5%
Target Corp., Sr. Unsecured.
3.38%, 3/01/08	1,000,000	998,712
Yum! Brands, Inc., Sr. Unsecured
7.65%, 5/15/08	1,000,000	1,009,735

Total Retail		2,008,447

ROAD & RAIL—5.5%
Burlington Northern Santa Fe, Sr. Unsecured
7.13%, 12/15/10	1,000,000	1,082,512
Norfolk Southern Corp., Sr. Note
6.20%, 4/15/09	1,000,000	1,030,000
Union Pacific Corp., Sr. Unsecured
3.88%, 2/15/09	1,000,000	1,000,546

Total Road & Rail		3,113,058

TELECOMMUNICATIONS—4.0%
AT&T Corp.Sr. Unsecured
6.00%, 3/15/09	1,000,000	1,025,069
ATT Inc., Sr. Unsecured Note
4.13%, 9/15/09	500,000	502,689
Sprint Nextel Corp., Sr. Unsecured
5.24%, 6/28/10	800,000	757,516

Total Telecommunications		2,285,274

Total Corporate Bonds (Cost $37,321,946)		37,595,110

MORTGAGE-BACKED SECURITIES—1.8%
COMMERCIAL MORTGAGE BACK SECURITY—1.8%
GS Mortgage Securities Corp., II Series 2007-GG10, Class A2
5.78%, 8/10/45 (Cost $999,980)	1,000,000	1,011,715

NOTES—VARIABLE—3.2% (4)
AEROSPACE & DEFENSE—1.8%
United Technologies Corp., Sr. Unsecured.
5.19%, 6/01/09	1,000,000	996,903

ELECTRIC UTILITIES—1.4%
Nisource Finance Corp., Company Guarenteed
7.88%, 11/15/10	750,000	814,429

Total Notes - Variable (Cost $1,794,605)		1,811,332

U.S. TREASURY—8.2%
U.S. TREASURY BOND—0.2%
Inflation Indexed Bonds
3.50%, 1/15/11	100,000	131,968

U.S. TREASURY NOTE—8.0%
US Treasury Note
3.38%, 2/15/08	200,000	200,025
3.63%, 1/15/10	150,000	154,359
3.88%, 10/31/12	1,500,000	1,573,829
4.00%, 3/15/10	50,000	51,953
4.88%, 4/30/11	1,400,000	1,510,687
4.88%, 5/31/09	1,000,000	1,035,938

Total U.S. Treasury Note		4,526,791

Total U.S. Treasury (Cost $4,512,829)		4,658,759

REPURCHASE AGREEMENTS—1.3%
Interest in $750,415 repurchase agreement 2.85%, dated 1/31/08 under which Credit Suisse First Boston LLC will Repurchase a U.S. Government Agency security maturing on 4/30/08 for $754,637 on 2/1/08. The Market value of the underlying security at the end of the period was $769,637. (Cost $750,415)	750,415	750,415

Total Investments—99.1% (Cost $55,675,002)		56,275,852

Other assets less liabilities—0.9%		496,965

Total Net Assets—100.0%		$56,772,817

MTB US GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
GOVERNMENT AGENCIES—33.7%
FEDERAL HOME LOAN BANK—2.7%
Federal Home Loan Bank
5.38%, 5/18/16	$2,000,000	$2,188,339
6.63%, 11/15/10	1,435,000	1,582,838

Total Federal Home Loan Bank		3,771,177

FEDERAL HOME LOAN MORTGAGE CORPORATION—17.3%
Federal Home Loan Mortgage Corp.
3.88%, 6/15/08	500,000	502,207
4.13%, 10/18/10	2,000,000	2,070,883
4.63%, 10/25/12	5,000,000	5,275,285
4.75%, 1/19/16	3,000,000	3,152,671
5.25%, 4/18/16	2,000,000	2,167,951
5.75%, 6/27/16	5,000,000	5,448,643
5.13%, 10/18/16	2,000,000	2,150,682
5.20%, 3/05/19	2,000,000	2,023,905
8.25%, 6/01/26	1,000,000	1,366,739

Total Federal Home Loan Mortgage Corporation		24,158,966

FEDERAL NATIONAL MORTGAGE ASSOCIATION—8.6%
Federal National Mortgage Association
4.68%, 2/17/09	2,500,000	2,506,900
5.25%, 8/01/12	3,000,000	3,198,182
6.47%, 9/25/12	5,500,000	6,224,029

Total Federal National Mortgage Association		11,929,111

HOUSING—0.7%
Housing and Urban Development
7.66%, 8/01/15	1,010,000	1,034,530

MISCELLANEOUS—0.1%
Tennessee Valley Authority, FHA Project Pass Through Certificate
7.43%, 4/01/22	151,172	151,172

PRIVATE EXPORT FUNDING CORPORATION—3.1%
Overseas Private Investment Corp.,
6.60%, 5/21/16	1,909,950	2,124,074
Private Export Funding Corp.
7.20%, 1/15/10	2,000,000	2,171,790

Total Private Export Funding Corporation		4,295,864

SMALL BUSINESS ADMINISTRATION—1.2%
Series 98-E
5.60%, 9/01/08	49,718	49,994
Series 96-C
6.70%, 3/01/16	152,173	159,593
Series 96-L
6.70%, 12/01/16	381,374	402,299

Series 96-K
6.95%, 11/01/16	956,005	996,180
Series 97-E
7.30%, 5/01/17	34,545	36,431
Series 99-I
7.30%, 9/01/19	42,222	45,053
Series 91-H
8.85%, 8/01/11	1,209	1,266
Series 88-8
9.25%, 2/01/08	9,971	9,971
Series 90-E
9.65%, 5/01/10	31,545	32,708

Total Small Business Administration		1,733,495

Total Government Agencies (Cost $44,201,302)		47,074,315

MORTGAGE-BACKED SECURITIES—30.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION—16.6%
Pool 160033
7.50%, 6/01/08	37	37
Pool 181361
8.00%, 11/01/08	3,516	3,580
Pool 251573
8.50%, 9/01/09	964	982
Pool 287773
7.50%, 3/01/17	1,727	1,850
Pool 299147
7.50%, 8/01/17	129,184	138,403
Pool 300161
8.50%, 8/01/17	74,706	80,633
Pool 538733
9.00%, 9/01/19	843	916
Pool 555014
8.00%, 12/01/10	292	299
Pool A18401
6.00%, 2/01/34	2,290,234	2,353,359
Pool C63959
6.50%, 2/01/32	584,005	608,862
Pool C78010
5.50%, 4/01/33	3,278,736	3,329,146
Pool C80328
7.50%, 7/01/25	138,450	149,482
Pool E00540
6.00%, 3/01/13	569,639	593,389
Pool E61956
7.00%, 11/01/10	1,717	1,779
Pool G01425
7.50%, 5/01/32	305,989	327,252
Pool G01831
6.00%, 5/01/35	1,403,573	1,442,259
Pool G02296
5.00%, 6/01/36	3,581,126	3,571,277
Pool G02976
5.50%, 6/01/37	1,014,294	1,028,304
Pool G02988
6.00%, 5/01/37	4,015,781	4,122,701

Pool G12709
5.00%, 7/01/22	5,263,021	5,337,800
Pool180250
7.00%, 7/01/08	131	131
Pool180931
7.00%, 11/01/08	5,920	5,991

Total Federal Home Loan Mortgage Corporation		23,098,432

FEDERAL NATIONAL MORTGAGE ASSOCIATION—12.9%
Federal National Mortgage Association
5.10%, 9/10/09	1,000,000	1,014,560
Pool 1465
8.25%, 7/01/09	908	913
Pool 190817
6.00%, 5/01/09	12,932	13,138
Pool 202957
8.00%, 8/01/21	14,763	15,829
Pool 21356
8.50%, 3/01/12	87	88
Pool 252439
6.50%, 5/01/29	179,168	188,285
Pool 255933
5.50%, 11/01/35	1,586,704	1,612,091
Pool 323419
6.00%, 12/01/28	389,678	404,872
Pool 334593
7.00%, 5/01/24	207,614	221,000
Pool 39862
9.75%, 9/01/17	19,004	20,514
Pool 431587
6.50%, 8/01/28	72,579	76,273
Pool 436746
6.50%, 8/01/28	120,997	127,607
Pool 440401
6.50%, 8/01/28	567,130	597,052
Pool 44046
7.50%, 2/01/14	293	295
Pool 485678
6.50%, 3/01/29	333,201	350,156
Pool 494375
6.50%, 4/01/29	72,533	76,360
Pool 545051
6.00%, 9/01/29	565,097	589,351
Pool 604867
7.00%, 1/01/25	211,368	225,918
Pool 625596
7.00%, 2/01/32	109,569	116,048
Pool 695818
5.00%, 4/01/18	3,028,463	3,082,850
Pool 7238
8.00%, 6/01/08	262	262
Pool 725418

6.50%, 5/01/34	869,821	906,199
Pool 763704
5.00%, 4/01/34	3,527,011	3,521,721
Pool 833143
5.50%, 9/01/35	3,989,764	4,053,601
Pool 843323
5.50%, 10/01/35	798,992	811,775

Total Federal National Mortgage Association		18,026,758

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.9%
Pool 1061
9.00%, 4/20/23	41,550	45,314
Pool 146927
9.00%, 9/15/16	11,318	12,120
Pool 1886
9.00%, 10/20/24	8,618	9,452
Pool 188603
9.00%, 11/15/16	12,233	13,101
Pool 1893
8.50%, 10/20/09	11,335	11,531
Pool 208196
9.00%, 2/15/17	18,298	19,681
Pool 23641
9.00%, 10/15/08	957	966
Pool 25463
8.25%, 6/15/08	447	450
Pool 3190557
8.00%, 12/15/16	4,413	4,567
Pool 346572
7.00%, 5/15/23	50,035	53,491
Pool 364004
7.00%, 10/20/23	81,040	86,366
Pool 392400
8.00%, 7/15/24	3,801	4,125
Pool 402603
8.00%, 2/15/10	11,376	11,637
Pool 407264
8.38%, 4/15/10	2,006	2,047
Pool 409703
8.00%, 12/15/09	7,028	7,168
Pool 484269
7.00%, 9/15/28	152,086	162,046
Pool 581522
6.00%, 5/15/33	516,051	535,817
Pool 592505
6.00%, 4/15/33	279,269	289,180
Pool 64335
8.50%, 9/15/08	72	72
Pool 780356
8.50%, 10/15/08	20,244	20,403
Pool 780440
8.50%, 11/15/17	6,629	7,079

Total Government National Mortgage Association		1,296,613

Total Mortgage-backed Securities (Cost $41,770,975)		42,421,803

COLLATERALIZED MORTGAGE OBLIGATIONS—22.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION—2.9%
Series 112-I 6
6.50%, 1/15/21	8,060	8,381
Series 136-E
6.00%, 4/15/21	19,499	20,091
Series 141-D
5.00%, 5/15/21	9,671	9,768
Series 1577-PK
6.50%, 9/15/23	279,000	301,160
Series 1644-K
6.75%, 12/15/23	176,000	193,122
Series 1666H
6.25%, 9/15/23	1,217,439	1,249,204
Series 1686-PJ
5.00%, 2/15/24	92,087	93,031
Series 1920, Class H
7.00%, 1/15/12	497,958	516,796
Series 24488-LA
5.80%, 9/15/16	286,014	288,402
Series 2617-GW
3.50%, 6/15/16	159,224	159,095
Series 2707, Class PW
4.00%, 7/15/14	417,953	418,524
Series 6-C
9.05%, 6/15/19	42,365	45,725
Series R001-AE
4.38%, 4/15/15	808,847	810,808

Total Federal Home Loan Mortgage Corporation		4,114,107

FEDERAL NATIONAL MORTGAGE ASSOCIATION—6.1%
Series 1993-113-PK
6.50%, 7/25/23	208,201	215,791
Series 1993-127-H
6.50%, 7/25/23	204,683	212,639
Series 1993-202-J
6.50%, 11/25/23	113,126	117,970
Series 1994-3-PL
5.50%, 1/25/24	152,000	154,042
Series 1994-55-H
7.00%, 3/25/24	181,000	195,431
Series 2002-52-QA
6.00%, 7/18/32	130,011	133,586
Series 2004-51-KF
3.73%, 8/25/22	1,443,039	1,434,835
Series 2005-30, Class BU
5.00%, 3/25/24	5,935,000	6,000,563

Total Federal National Mortgage Association		8,464,857

WHOLE LOAN—13.2%
Banc of America Mortgage Securities, Series 2004-B, Class 2A1
3.51%, 3/25/34	903,843	895,033

Banc of America Mortgage Securities, Series 2004-A, Class 2A1
3.54%, 2/25/34	1,421,483	1,392,725
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-8
4.50%, 6/25/19	7,857,335	7,769,739
GSR Mortgage Loan Series TMST 2006-2F, Class 2A15
5.75%, 2/25/36	1,889,322	1,907,654
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.10%, 11/25/35	3,621,846	3,705,120
Morgan Stanley Mortgage Loan Trust, (Series 2004-1, Class 1A8
4.75%, 11/25/18	1,492,719	1,489,557
Structured Asset Securities Corp., Series 2005-1, Class 6A1
6.00%, 2/25/35	1,179,556	1,196,107

Total Whole Loan		18,355,935

Total Collateralized Mortgage Obligations (Cost $30,531,377)		30,934,899

U.S. TREASURY—6.5%
U.S. TREASURY BOND—5.9%
Inflation Indexed
3.50%, 1/15/11	2,325,000	3,069,573
US Treasury Bonds
4.50%, 2/15/36	1,786,000	1,828,138
4.63%, 2/15/17	450,000	486,141
5.00%, 5/15/37	1,000,000	1,108,594
5.38%, 2/15/31	1,500,000	1,721,016

Total U.S. Treasury Bond		8,213,462

U.S. TREASURY NOTE—0.6%
U.S. Treasury Note
4.13%, 5/15/15	119,000	125,285
4.50%, 5/15/17	600,000	642,187

Total U.S. Treasury Note		767,472

Total U.S. Treasury (Cost $8,260,712)		8,980,934

CORPORATE BONDS—5.1%
AGRICULTURE—0.5%
Archer-Daniels-Midland Co.
5.38%, 9/15/35	750,000	676,322

BANKS—2.2%
BankAmerica Corp.
7.13%, 10/15/11	1,000,000	1,095,691
First Tennessee Bank, NA,
4.63%, 5/15/13	1,000,000	985,330
US Bank NA
5.92%, 5/25/12	920,703	988,736

Total Banks		3,069,757

FOOD—0.8%
SYSCO Corp.
5.38%, 9/21/35	1,200,000	1,116,537

GAS UTILITIES—0.4%
Bay State Gas Co.,
9.20%, 6/06/11	500,000	570,988

SHIPBUILDING—0.6%
American Heavy Lift Shipping Co.
5.38%, 6/01/17	742,000	804,528

TRANSPORTATION—0.6%
Vessel Management Service, Inc., 6.750%, 6/15/2025
6.75%, 7/15/25	720,000	827,733

Total Corporate Bonds (Cost $6,974,297)		7,065,865

TAXABLE MUNICIPAL BONDS—1.2%
City of Tacoma, WA, Lease Revenue Bond, (Lease payments guaranteed by U.S. Government)
8.20%, 9/15/13	985,000	1,130,062
Miami, FL, Rent Revenue Series 1998 (Lease payments guaranteed by U.S. Government)
8.65%, 7/01/19	160,000	201,270
Tobacco Settlement Financing Corp., LA,
6.36%, 5/15/25	402,845	394,578

Total Taxable Municipal Bonds (Cost $1,733,529)		1,725,910

REPURCHASE AGREEMENTS—0.4%
Interest in $601,387 repurchase agreement 2.85%, dated 1/31/08 under which Credit Suisse First Boston LLC will Repurchase a U.S. Government Agency security maturing on 4/30/08 for $603,710 on 2/1/08. The Market value of the underlying security at the end of the period was $615,784. First Boston 2/1/2008 (Cost $601,387)	601,387	601,387

Total Investments—99.5% (Cost $134,073,579)		138,805,113

Other assets less liabilities—0.5%		667,461

Total Net Assets—100.0%		$139,472,574

MTB NY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
MUNICIPAL BONDS—95.7%
BUILDING—2.8%
Canton, NY, Human Services,
5.75%, 9/01/32	$915,000	$941,745
Geneva, NY, Revenue Bond, (Project A)
5.38%, 2/01/33	1,000,000	1,040,830
Montgomery County, NY, Industrial Development Agency, Revenue Bonds (Series A), (XLCA INS),
5.00%, 7/01/29	1,000,000	1,027,280

Total Building		3,009,855

DEVELOPMENT—3.2%
Yuma Municipal Property Corp., AZ, Revenue Bonds (Series D) (XLCA INS)
5.00%, 7/01/21	3,375,000	3,474,495

EDUCATION—11.0%
New York State Dormitory Authority,
5.00%, 3/15/23	1,170,000	1,255,855
New York State Dormitory Authority, (Series A)
7.50%, 5/15/13	3,000,000	3,653,039
New York State Dormitory Authority, (Series C)
7.38%, 5/15/10	425,000	453,679
7.38%, 5/15/10	860,000	912,873
New York State Dormitory Authority, Mental Health Services Facilities Improvement Revenue Bonds (Series 2005D-1), (FGIC INS)
5.00%, 2/15/23	2,000,000	2,104,560
New York State Dormitory Authority, Revenue Bonds, (FHA INS)
5.85%, 8/01/26	295,000	301,455
New York State Dormitory Authority, Rochester University (Series A)
5.13%, 7/01/39	1,000,000	1,132,840
New York State Dormitory Authority, School District Financing Revenue Bonds (Series C), (MBIA Insurance Corp. INS)
5.38%, 10/01/15	1,000,000	1,089,330
New York State Dormitory Authority, School Districts Financing Program (Series D), (MBIA Insurance Corp. INS)
5.50%, 10/01/17	895,000	980,974

Total Education		11,884,605

GENERAL OBLIGATIONS—10.8%
Commonwealth of Puerto Rico, (GO UT), (MBIA Insurance Corp. INS)
7.00%, 7/01/10	550,000	603,532
Nassau County, NY, GO, (Series F), (FSA INS)
7.00%, 3/01/10	500,000	547,790
New York City, NY
5.00%, 8/01/23	5,000,000	5,246,900
New York City, NY (Series O)
5.00%, 6/01/23	2,500,000	2,614,525
New York City, NY, GO UT (Series I),
5.00%, 8/01/22	1,000,000	1,045,390
Orange County, NY, GO UT
5.10%, 7/15/19	1,580,000	1,617,841

Total General Obligations		11,675,978

HOUSING—4.2%
East Rochester, NY, Housing Authority, Refunding Revenue Bonds
6.13%, 4/20/43	1,355,000	1,459,064
New Rochelle, NY, Municipal Housing Authority, Revenue Bonds (Series B) (HUD Section 8)
6.50%, 12/01/14	885,000	938,640
New York State HFA, (Series A), (FHA INS)
7.75%, 8/15/17	940,000	959,214
New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A)
6.25%, 9/15/10	95,000	96,590
New York State Mortgage Agency, (Refunding Revenue Bonds)
5.70%, 4/01/11	865,000	883,675
New York State Mortgage Agency, (Series 67)
5.80%, 10/01/28	215,000	217,677

Total Housing		4,554,860

MEDICAL—7.3%
Chemung County, NY, Industrial Development Agency, (Series A)
5.00%, 11/01/34	750,000	742,298
Chemung County, NY, Industrial Development Agency, (Series B)
5.00%, 11/01/34	1,000,000	989,730
Monroe County, NY, IDA, (Highland Hospital Rochester Project)
5.00%, 8/01/22	1,000,000	1,013,420
Monroe County, NY, IDA, Civic Facilities Revenue Bond, 5.00%, (Highland Hospital Rochester Project)
5.00%, 8/01/25	1,000,000	1,001,550
New York City, NY, Health and Hospitals Corp., (Series A),
5.45%, 2/15/26	1,000,000	1,024,180
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bond, (FHA INS)
5.05%, 8/15/24	750,000	780,233
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds,
5.10%, 2/01/19	1,000,000	1,028,089
New York State Dormitory Authority, United Health Services, (AMBAC INS)
5.38%, 8/01/27	1,000,000	1,021,320
Tompkins, NY, Health Care Corp. (FHA INS)
10.80%, 2/01/28	270,000	296,460

Total Medical		7,897,280

NURSING HOMES—0.1%
Tompkins County, NY IDA, Revenue Bonds, (FHA INS)
6.05%, 2/01/17	80,000	80,000

POWER PROJECTS—5.8%
Long Island Power Authority, NY, Revenue Bond (Series E) (FGIC INS)
5.00%, 12/01/22	6,000,000	6,237,180

REVENUE—7.8%
City of Corpus Christi, TX, Utility System Revenue, (FSA INS),
5.00%, 7/15/21	3,000,000	3,205,170
Badger, WI, Tobacco Assets Securitization, Corp.
6.00%, 6/01/17	1,070,000	1,091,197
Buckeye Tobacco Settlement Financing Authority, OH, (Series A-2)
6.00%, 6/01/42	3,200,000	3,133,632
Buckeye Tobacco Settlement Financing Authority, OH, (Series A-2)
5.88%, 6/01/30	1,000,000	994,980

Total Revenue		8,424,979

SCHOOL DISTRICT—1.0%
Webster, NY Central School District, (GO UT)
5.13%, 6/15/19	1,000,000	1,051,480

SPECIAL PURPOSE ENTITY—13.3%
Badger, WI Tobacco Asset Securitization Corp.
6.13%, 6/01/27	1,675,000	1,719,589
Grand Central, NY, District Management Association, Inc.
5.00%, 1/01/21	1,000,000	1,081,230
Hillsborough County, FL, (AMBAC INS)
5.00%, 11/01/18	1,000,000	1,091,160
Nassau County, NY, Interim Finance Authority, Refunding Revenue Bond (Series A), (MBIA INS)
5.00%, 11/15/22	2,635,000	2,780,820
New York Counties Tobacco Trust II, Refunding Revenue Bonds
5.25%, 6/01/25	915,000	895,172
Sales Tax Asset Receivable Corp., Revenue Bond (Series A), (MBIA INS),
5.00%, 10/15/25	1,735,000	1,826,157
Sales Tax Asset Receivable Corp., New York, (Series A), (MBIA INS),
5.00%, 10/15/26	1,425,000	1,494,754
Tobacco Settlement Financing Corp., NY, (Series A-1)
5.25%, 6/01/16	1,430,000	1,489,617
Tobacco Settlement Financing Corp., NY, (Series B-1C)
5.25%, 6/01/13	400,000	402,728
Tobacco Settlement Revenue Management Authority, SC, (Series B)
6.38%, 5/15/30	500,000	507,100
TSASC, Inc. NY, Cash flow management, Public Improvements
6.25%, 7/15/27	1,000,000	1,068,450

Total Special Purpose Entity		14,356,777

TRANSPORTATION—25.5%
Albany, NY, Parking Authority,
5.00%, 7/15/08	435,000	440,194
Albany, NY, Parking Authority, (Series A)
5.63%, 7/15/25	220,000	228,851
Metropolitan Transportation Authority, NY, (Series B)
5.00%, 11/15/31	1,300,000	1,328,925
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series A), (FSA INS)
5.00%, 11/15/30	5,520,000	5,688,911
New York New, NY, Transitional Authority, (FSA INS)
5.00%, 1/15/19	5,140,000	5,696,610
New York State Thruway Authority – Dedicated Highway & Bridge Trust Fund, Unrefunded Revenue Bond (Series A), (FSA INS)
5.13%, 4/01/11	655,000	681,377
New York State Thruway Authority, (Series 2000A), (FSA INS)
6.25%, 4/01/11	1,000,000	1,088,490
New York State Thruway Authority, Highway & Bridge Trust Fund, Revenue Bond (Series B), (AMBAC INS),
5.00%, 4/01/29	2,500,000	2,694,325
New York State Thruway Authority, Second
5.00%, 4/01/20	5,000,000	5,490,150
Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding Revenue Bond, (AMBAC INS)
6.13%, 1/01/21	3,500,000	4,289,005

Total Transportation		27,626,838

WATER & SEWER—2.9%
New York City, NY, (Series 2004-C) (AMBAC INS)
5.00%, 6/15/35	1,000,000	1,028,780
New York City, NY, Municipal Water Finance Authority, (Series C)
5.13%, 6/15/33	1,000,000	1,047,960
New York State Environmental Facilities Corp.
5.85%, 1/15/15	1,040,000	1,042,964

Total Water & Sewer		3,119,704

Total Municipal Bonds (Cost $100,857,528)		103,394,031

SHORT-TERM MUNICIPAL BONDS—5.1% (4)
MUNICIPAL—5.1%
New York City, NY, (Series B-Subseries B4) Daily VRDNs, (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringer),
2.30%, 2/06/08	500,000	500,000
New York City, NY, (Series H-2) Daily VRDNs GO Bonds, (Dexia Credit Local LOC),
1.38%, 2/06/08	1,150,000	1,150,000
New York City, NY, (Series I-Subseries I-3) Daily VRDNs GO Bonds, (Bank of America N.A. LOC),
1.35 2/06/08	1,500,000	1,500,000
New York City, NY, (Series H-Subseries H-2) Daily VRDNs (MBIA Insurance Corp. INS.)/(Wachovia Bank N.A. LOC),
1.45%, 2/06/08	800,000	800,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue (Series F-1) Daily VRDNs (Dexia Credit LOC)
1.35%, 2/06/08	1,550,000	1,550,000

Total Short-term Municipal Bonds (Cost $5,500,000)		5,500,000

Total Investments—100.8% (Cost $106,357,528)		108,894,031

Other assets less liabilities—(0.8%)		(854,431)

Total Net Assets—100.0%		$108,039,600

MTB PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
MUNICIPAL BONDS—99.0%

PUERTO RICO—2.0%
POWER PROJECTS—2.0%
Puerto Rico Electric Power Authority, Revenue Bonds (Series PP) (FGIC INS)
5.00%, 7/01/22	$2,500,000	$2,579,450

PENNSYLVANIA—97.0%
CONTINUING CARE—7.7%
Bucks County, PA IDA, Revenue Bond (Series A), (Ann’s Choice, Inc.), Bucks County, PA IDA Revenue Bond
5.20%, 1/01/13	330,000	325,043
5.30%, 1/01/14	275,000	270,501
5.40%, 1/01/15	240,000	236,808
Bucks County, PA IDA, Revenue Bonds (Series 2002A), (Pennswood Village) (PRF 10/1/12 @ 101)
6.00%, 10/01/27	1,000,000	1,150,660
Delaware County, PA Authority, (Dunwoody Village Inc.) (PRF 4/1/10 @ 100)
6.25%, 4/01/30	1,200,000	1,296,264
Montgomery County, PA Higher Education & Health Authority Hospital, (Philadelphia Geriatric Center) (PRF 12/1/09 @ 102)
7.25%, 12/01/19	3,000,000	3,310,710
Montgomery County, PA IDA, (ACTS Retirement-Life Community Inc.)
5.25%, 11/15/28	1,850,000	1,851,980
Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community)
6.13%, 2/01/28	1,500,000	1,495,725

Total Continuing Care		9,937,691

DEVELOPMENT—13.2%
Bucks County, PA IDA, Revenue Bonds, ETM (AMBAC INS)/(Senior Lifestyles Inc.)
10.00%, 5/15/19	4,775,000	7,538,770
Pennsylvania State IDA, Economic Development Revenue Bonds (AMBAC INS)
5.50%, 7/01/13	500,000	557,145
Philadelphia, PA Authority for Industrial (PRF 10/1/11 @ 101)
5.25%, 10/01/30	2,000,000	2,213,080
Philadelphia, PA Authority for Industrial Development, (Series B), (FSA INS) (PRF 10/1/10)
5.25%, 10/01/10	1,000,000	1,075,440
Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Please Touch Museum)
5.25%, 9/01/26	1,000,000	1,012,700
Philadelphia, PA Redevelopment Authority, (FGIC INS)
5.00%, 4/15/27	1,500,000	1,513,620
Pittsburgh, PA Auditorium Authority, (Series 1999), (AMBAC INS)
5.25%, 2/01/17	3,000,000	3,139,320

Total Development		17,050,075

EDUCATION—4.5%
Berks County, PA Vocational Technical School Authority, Revenue Bond (Series 2005), (Berks Career & Technology Center)/ (MBIA Insurance Corp. INS)
5.00%, 6/01/14	1,655,000	1,840,525
Bucks County, PA IDA, Revenue Bonds (Series A), (School Lane Charter School)
4.88%, 3/15/27	1,545,000	1,399,291

Charleroi, PA Area School District, (Series C), (FGIC ST AID Withholding)/(Original Issue Yield: 6.046%)/ (U.S. Government PRF 10/1/09 @ 100)
6.00%, 10/01/17	1,300,000	1,382,680
Charleroi, PA Area School District, (Series C), (FGIC INS)/(Original Issue Yield: 6.046%)
6.00%, 10/01/17	30,000	31,632
York County, PA School Technology Authority, Lease Revenue Bonds, (FGIC INS) (PRF2/15/13 @ 100)
5.50%, 2/15/21	1,000,000	1,130,970

Total Education		5,785,098

FACILITIES—4.3%
Pennsylvania Convention Center Authority, Revenue Bonds, (FGIC INS) (PRF 9/1/09)
6.00%, 9/01/19	2,410,000	2,922,944
Pittsburgh, PA Public Parking Authority, Revenue Bonds (Series A) (FGIC INS)
5.00%, 12/01/25	2,500,000	2,582,425

Total Facilities		5,505,369

GENERAL OBLIGATIONS—5.3%
Allegheny County, PA, GO, (Series C-52), (FGIC INS) (PRF 5/1/11 @100)
5.25%, 11/01/21	1,000,000	1,088,490
Butler County, PA IDA, GO UT, (FGIC INS)
6.00%, 7/15/11	1,000,000	1,111,760
Lancaster County, PA, (Series A), (FGIC INS), (PRF 5/1/10 @ 100)
5.60%, 5/01/12	1,000,000	1,072,720
Mercer County, PA, GO UT, (FGIC INS)
5.50%, 10/01/18	1,155,000	1,248,867
5.50%, 10/01/19	1,215,000	1,313,743
Philadelphia, PA, GO UT, (FSA INS) (PRF 3/15/11 @ 100)
5.25%, 9/15/15	1,000,000	1,085,490

Total General Obligations		6,921,070

GENERAL REVENUE—5.4%
Westmoreland County, PA Municipal Authority, Revenue Bonds (State and Local Government PRF 8/15/2015 @ 100) (FSA INS)
5.25%, 8/15/25	3,095,000	3,555,629
5.25%, 8/15/27	3,000,000	3,446,490

Total General Revenue		7,002,119

HIGHER EDUCATION—19.5%
Allegheny County, PA Higher Education Building Authority University Revenue, (Carnegie Mellon University),
5.13%, 3/01/32	2,000,000	2,096,600
Chester County, PA HEFA, (Immaculata College)/(Radian Asset Assurance INS)
5.63%, 10/15/27	2,250,000	2,315,519
Delaware County, PA Authority, (Eastern University)/(Radian Asset Assurance INS)
4.50%, 10/01/27	1,670,000	1,614,840
Montgomery County, PA Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS)
5.00%, 5/01/19	1,420,000	1,499,236
5.00%, 5/01/20	1,490,000	1,560,850
Pennsylvania State Higher Education Facilities Authority, (Philadelphia College of Osteopathic Medicine)
5.00%, 12/01/13	1,345,000	1,447,610
Pennsylvania State Higher Education Facilities Authority, (Series A), (Pennsylvania Hospital)/(AMBAC Financial Group, Inc. INS)
5.00%, 8/15/14	2,685,000	2,961,098

Pennsylvania State Higher Education Facilities Authority, (St. Joseph’s University)/(Radian Asset Assurance INS)
5.50%, 12/15/15	1,940,000	2,067,749
Pennsylvania State Higher Education Facilities Authority, (University of Pennsylvania)
5.25%, 9/01/15	2,000,000	2,277,680
Pennsylvania State Higher Education Facilities Authority, (York College of Pennsylvania)/(FGIC INS)
5.00%, 11/01/20	550,000	575,069
Pennsylvania State Higher Educational Revenue, (MBIA Insurance Corp. INS)
5.00%, 5/01/27	1,250,000	1,295,313
Pennsylvania State University, Revenue Bonds
5.00%, 9/01/17	1,335,000	1,487,737
State Public School Building Authority, PA, Revenue Bonds, ((Montgomery County, PA Community College)/(AMBAC Financial Group, Inc. INS)
5.00%, 5/01/21	1,790,000	1,893,498
Swarthmore Boro Authority PA, Refunding Revenue Bonds, (Swarthmore College)
5.25%, 9/15/20	1,000,000	1,086,720
Union County, PA Higher Educational Facilities Financing Authority, (Series A) Refunding Revenue Bonds, (Bucknell University)
5.25%, 4/01/20	1,000,000	1,092,140

Total Higher Education		25,271,659

MEDICAL—10.0%
Allegheny County, PA HDA, (Series A) Revenue Bonds, (Jefferson Regional Medical Center, PA)
4.20%, 5/01/11	370,000	375,428
4.25%, 5/01/12	290,000	295,005
4.40%, 5/01/16	415,000	415,461
Chester County, PA HEFA, (Chester County Hospital, PA) (MBIA Insurance Corp. INS)
5.63%, 7/01/09	1,985,000	2,000,026
5.63%, 7/01/10	1,675,000	1,687,479
Chester County, PA HEFA, Revenue Bonds, (Series B), (Jefferson Health System)
5.38%, 5/15/27	2,000,000	2,026,339
Lancaster County, PA Hospital Authority, (Masonic Homes)
5.00%, 11/01/21	1,160,000	1,207,618
Lancaster County, PA Hospital Authority, (Series B), (Lancaster General Hospital)
5.00%, 3/15/23	1,270,000	1,304,100
Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Refunding Bonds, (AMBAC INS)/(Holy Redeemer Health Care)
5.50%, 10/01/08	1,275,000	1,291,091
Philadelphia, PA IDA, Refunding Revenue Bonds, (Simpson House)/(Original Issue Yield: 4.84%)
4.75%, 8/15/08	270,000	270,994
Scranton-Lackawanna, PA Health & Welfare Authority, Refunding Revenue Bonds, (Mercy Health Care Systems), (MBIA Insurance Corp. INS)
5.63%, 1/01/16	2,000,000	2,024,800

Total Medical		12,898,341

POLLUTION CONTROL—0.6%
Bucks County, PA IDA, Environmental Improvement Revenue Bonds, (Series 1995), (USX Corp.) (Mandatory Put), 11/1/11
5.40%, 11/01/17	750,000	789,563

SCHOOL DISTRICT—15.0%
Belle Vernon, PA Area School District, GO UT, (United States Treasury PRF 4/1/09 @ 100)/(FGIC ST AID Withholding)
6.00%, 4/01/21	1,210,000	1,264,571
Central Dauphin PA School District (MBIA Insurance Corp. INS)/(PRF 2/1/16 @ 100)
7.00%, 2/01/27	2,500,000	3,168,475

Coatesville, PA School District GO Bonds, (FSA ST AID Withholding),
5.00%, 8/01/23	3,340,000	3,594,975
Cumberland Valley, PA School District, GO UT, (FSA INS)
5.00%, 11/15/16	2,000,000	2,239,480
Eastern York, PA School District, GO UT Bonds (Series A), (FSA INS)
5.00%, 9/01/24	1,275,000	1,357,760
Haverford Twp, PA School District, GO UT Bonds, (FSA INS)
5.50%, 3/15/19	1,000,000	1,170,930
Hempfield, PA School District, GO UT, (Series B), (FGIC INS)
5.00%, 10/15/18	2,650,000	2,885,585
Jenkintown, PA School District, GO UT Bonds, (Series A), (FGIC ST AID Withholding)/(PRF 5/15/12 @ 100)
5.00%, 5/15/28	1,375,000	1,509,228
Tredyffrin-Easttown, PA School District, GO UT Refunding Bonds
5.00%, 2/15/15	2,000,000	2,248,720

Total School District		19,439,724

TRANSPORTATION—9.8%
Delaware River Joint Toll Bridge Commission, Revenue Bonds—Refunding Bonds/Notes, Highway Imps.
5.25%, 7/01/18	1,500,000	1,607,040
Delaware River Port Authority PA, (FSA INS)
5.50%, 1/01/16	3,410,000	3,735,928
Pennsylvania State Turnpike Commission, (Series S), (FGIC INS)
5.63%, 6/01/13	4,000,000	4,402,000
Scranton, PA Parking Authority, (FGIC INS)
5.00%, 9/15/33	2,355,000	2,399,910
Southeastern, PA Transportation Authority, (Series A) Revenue Bonds, (FGIC INS)
5.25%, 3/01/13	500,000	518,600

Total Transportation		12,663,478

WATER & SEWER—1.7%
Allegheny County PA Sanitation Authority (MBIA INS) (Series A)
5.00%, 12/01/23	2,120,000	2,244,423

Total Pennsylvania		125,508,610

Total Investments—99.0% (Cost $123,343,437)		128,088,060

Other assets less liabilities—1.0%		1,320,729

Total Net Assets—100.0%		$129,408,789

MTB MARYLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
MUNICIPAL BONDS—99.8%
DISTRICT OF COLUMBIA—1.2%
TRANSPORTATION—1.2%
Washington, DC Metro Area Transit Authority (FGIC INS)
6.00%, 7/01/10	$500,000	$538,885
Washington, DC Metro Area Transit Authority, Refunding Revenue Bonds, (MBIA Insurance Corp. INS)
5.00%, 1/01/12	1,000,000	1,083,180

Total Transportation		1,622,065

MARYLAND—92.3%
DEVELOPMENT—3.6%
Maryland State Community Development Administration, Revenue Bonds (Series A) (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.04%),
5.00%, 6/01/21	275,000	285,995
Maryland State Economic Development Corp. (Lutheran World Relief Inc.)/(PRF 4/1/10)
7.13%, 4/01/19	735,000	803,553
Maryland State Economic Development Corp. (Chesapeake Hills)
8.25%, 11/01/26	1,000,000	361,080
Maryland State Economic Development Corp. (Lutheran World Relief Inc.)
5.25%, 4/01/29	1,535,000	1,535,430
Maryland State Economic Development Corp., Revenue Bonds Maryland Department of Transportation
5.38%, 6/01/19	750,000	820,500
Maryland State IDFA (National Aquarium in Baltimore, Inc.)/(Original Issue Yield: 5.21%),
5.10%, 11/01/22	1,000,000	1,038,980

Total Development		4,845,538

EDUCATION—4.6%
Maryland State Health & Higher Educational Facilities Authority (Mclean School) /(Original Issue Yield: 6.15%),
6.00%, 7/01/31	1,500,000	1,515,825
Maryland State Health & Higher Educational Facilities Authority, (FSA INS) (Bullis School)/(Original Issue Yield: 5.35%),
5.25%, 7/01/20	1,585,000	1,693,097
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2006) (Washington Christian Academy)
5.50%, 7/01/38	1,000,000	872,220
Maryland State IDFA, Economic Development Revenue Bonds (Series 2005A), (Our Lady of Good Counsel High School)
6.00%, 5/01/35	1,000,000	996,560
New Baltimore, MD Board School Commerce, Revenue Bonds (Original Issue Yield: 5.05%),
5.00%, 11/01/13	1,135,000	1,205,086

Total Education		6,282,788

FACILITIES—5.5%
Baltimore County, MD Convention Center, Refunding Revenue Bond (MBIA Insurance Corp. INS)
5.38%, 9/01/11	2,910,000	3,013,537
Baltimore County, MD Convention Center, Revenue Bond (Series A), (Baltimore Hotel Corp.) (XLCA Insurance)
5.25%, 9/01/39	2,500,000	2,509,300

Maryland State Stadium Authority, (Ocean City Convention Center)/(Original Issue Yield: 5.55%),
5.38%, 12/15/15	500,000	501,230
Montgomery County, MD Revenue Authority Lease, Revenue Bonds
5.00%, 4/01/13	1,330,000	1,465,421

Total Facilities		7,489,488

GENERAL OBLIGATIONS—17.4%
Anne Arundel County, MD, GO UT/(Original Issue Yield: 3.86%),
5.00%, 3/01/16	1,000,000	1,093,370
Anne Arundel County, MD, GO LT /(Original Issue Yield: 5.55%),
5.50%, 9/01/15	500,000	503,325
Baltimore County, MD, Public Improvement GO UT Bonds
4.20%, 9/01/23	2,000,000	2,020,780
Frederick County, MD, GO UT Bond
5.25%, 11/01/19	1,500,000	1,738,155
Frederick County, MD, Refunding GO UT Bonds (Series A)
5.25%, 7/01/13	2,080,000	2,273,794
Harford County, MD, GO UT
5.50%, 12/01/08	1,000,000	1,022,760
Howard County, MD
5.25%, 8/15/15	1,800,000	1,965,564
Howard County, MD, GO UT (PRF 2/15/12)
5.25%, 8/15/16	1,480,000	1,630,634
Maryland State/(Original Issue Yield: 4.28%),
5.50%, 3/01/13	2,000,000	2,264,080
Montgomery County, MD, GO UT (Original Issue Yield: 5.70%)/(PRF 1/1/10),
5.60%, 1/01/16	2,000,000	2,142,740
Prince Georges County, MD, Consolidated Public Improvement GO UT Bonds (FSA INS)/(PRF 10/1/09)
5.50%, 10/01/10	1,045,000	1,113,218
Queen Annes County, MD, (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.94%),
5.00%, 11/15/16	1,000,000	1,117,550
St. Mary’s County, MD, GO UT (St. Mary’s Hospital)/(Original Issue Yield: 5.00%),
5.00%, 10/01/21	1,000,000	1,086,030
St. Mary’s County, MD, GO UT Refunding Bonds
5.00%, 10/01/18	2,255,000	2,441,353
Washington Suburban Sanitation District, MD, GO UT BONDS
6.00%, 6/01/18	1,000,000	1,223,230

Total General Obligations		23,636,583

GENERAL REVENUE—5.1%
Anne Arundel County, MD, Refunding Revenue Bonds National Business Park Project
5.13%, 7/01/28	2,200,000	2,315,500
Baltimore, MD, Refunding Revenue Bond, (FGIC INS)
5.25%, 7/01/17	1,000,000	1,120,160
Baltimore, MD, Refunding Revenue Bond, (Series A), (FSA INS)/(PRF 7/01/10)/(Original Issue Yield: 5.80%),
5.75%, 7/01/30	3,000,000	3,242,250
Montgomery County, MD Special Obligation, Special Tax, (Radian Group, Inc. INS)
/(Original Issue Yield: 5.48%), 5.38%, 7/01/20	250,000	261,148

Total General Revenue		6,939,058

HIGHER EDUCATION—9.0%
Frederick County, MD, Revenue Bonds (Mount St. Mary University), (PRF 3/01/10)
/(Original Issue Yield: 5.88%), 5.75%, 9/01/25	1,000,000	1,077,280
Maryland State Economic Development Corp. (Collegiate Housing)
/(Original Issue Yield: 5.60%), 5.60%, 6/01/10	765,000	786,688
/(Original Issue Yield: 6.05%), 6.00%, 6/01/19	1,000,000	1,030,670

Maryland State Economic Development Corp., Revenue Bonds Morgan State University Project (Series A)
/(Original Issue Yield: 6.09%), 6.00%, 7/01/22	500,000	506,735
Maryland State Economic Development Corp., Revenue Bonds University of Maryland/Baltimore (Series A)
/(Original Issue Yield: 5.88%), 5.75%, 10/01/33	350,000	317,198
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins University)
/(Original Issue Yield: 5.52%), 5.25%, 7/01/17	2,000,000	2,062,520
/(Original Issue Yield: 5.54%), 5.13%, 7/01/20	2,000,000	2,056,840
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins University)/(United States Treasury PRF 7/01/09)/(Original Issue Yield: 6.18%),
6.00%, 7/01/39	1,000,000	1,064,350
St. Mary’s College, MD, Refunding Revenue Bond Academic and Auxiliary Fee (Series A), (AMBAC INS)/(Original Issue Yield: 4.65%),
4.50%, 9/01/30	2,250,000	2,216,970
University of Maryland, Revenue Bonds
5.25%, 10/01/11	1,000,000	1,056,740

Total Higher Education		12,175,991

HOUSING—0.2%
Maryland State Community Development Administration, Refunding Revenue Bonds
/(Original Issue Yield: 5.00%), 5.00%, 4/01/17	270,000	276,264
Prince Georges County, MD Housing Authority SFM (Series A) (GNMA)/(FNMA)/(FHLMC),
5.55%, 12/01/33	10,000	9,696

Total Housing		285,960

MEDICAL—36.4%
Baltimore County, MD, Revenue Bonds (Series A), (Oak Crest Village, Inc.)
5.00%, 1/01/22	1,200,000	1,203,804
Carroll County, MD, Revenue Bonds, (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)
5.38%, 1/01/16	2,000,000	2,067,020
Frederick County, MD, Revenue Bonds (Buckingham’s Choice Inc.)
/(Original Issue Yield: 5.95%), 5.90%, 1/01/17	1,000,000	997,200
Maryland State Economic Development Corp., (GNMA Collateralized Home Mortgage Program COL)/(Crescent Cities Charities)
4.65%, 12/20/08	120,000	121,535
Maryland State Health & Higher Educational Facilities Authority (Doctors Hospital Inc.)
5.00%, 7/01/27	1,750,000	1,704,325
Maryland State Health & Higher Educational Facilities Authority (Hebrew Home of Greater Washington)/(Landow House Inc.)/(Original Issue Yield: 5.93%),
5.80%, 1/01/32	2,135,000	2,178,618
Maryland State Health & Higher Educational Facilities Authority (Johns Hopkins Hospital)
5.00%, 5/15/26	900,000	909,576
Maryland State Health & Higher Educational Facilities Authority (Peninsula United Methodist)
4.80%, 10/01/28	1,000,000	998,240
Maryland State Health & Higher Educational Facilities Authority, ETM (AMBAC INS)/(Helix Health Systems Inc)/(Original Issue Yield: 5.27%),
5.00%, 7/01/27	3,630,000	3,958,078
Maryland State Health & Higher Educational Facilities Authority, (Carroll County, MD General Hospital)
6.00%, 7/01/37	2,250,000	2,312,505
Maryland State Health & Higher Educational Facilities Authority, (Catholic Health Initiatives)
6.00%, 12/01/13	1,370,000	1,478,477

Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital)
5.00%, 7/01/22	3,000,000	3,016,980
Maryland State Health & Higher Educational Facilities Authority, (Howard County General Hospital, MD) /(Original Issue Yield: 5.68%),
5.50%, 7/01/13	670,000	697,919
Maryland State Health & Higher Educational Facilities Authority, (MBIA Insurance Corp. INS)/(Howard County General Hospital, MD) /(Original Issue Yield: 5.17%),
5.00%, 7/01/19	1,500,000	1,525,725
Maryland State Health & Higher Educational Facilities Authority, (Medlantic/Helix Parents, Inc.)/(FSA INS)
5.25%, 8/15/11	2,000,000	2,076,680
Maryland State Health & Higher Educational Facilities Authority, (Mercy Medical Center) /(Original Issue Yield: 5.80%),
5.63%, 7/01/31	2,000,000	2,015,940
Maryland State Health & Higher Educational Facilities Authority, (Mercy Ridge, Inc.)
5.00%, 4/01/08	2,000,000	2,009,200
Maryland State Health & Higher Educational Facilities Authority, (Series A) (Medlantic/Helix Parent, Inc.)/(FSA INS)
5.25%, 8/15/12	1,175,000	1,217,582
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital)
5.50%, 7/01/16	500,000	544,420
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS)
5.00%, 7/01/15	1,740,000	1,881,549
Maryland State Health & Higher Educational Facilities Authority, (University of Maryland Medical System)
5.00%, 7/01/12	1,000,000	1,061,700
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds (MedStar Health Inc.)/(Original Issue Yield: 4.05%),
5.00%, 8/15/11	1,000,000	1,042,230
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds (Series A), (Lifebridge Health Inc.)
5.00%, 7/01/12	1,000,000	1,067,190
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Johns Hopkins Hospital)
5.00%, 5/15/13	1,465,000	1,546,776
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Peninsula Regional Medical Center)
5.00%, 7/01/26	1,000,000	1,015,750
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), (King Farm Presbyterian Retirement Community)
/(Original Issue Yield: 5.25%), 5.25%, 1/01/27	1,500,000	1,369,740
/(Original Issue Yield: 5.35%), 5.30%, 1/01/37	1,500,000	1,319,055
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), (Doctors Community Hospital)
5.00%, 7/01/20	1,000,000	1,020,670
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), (Western Maryland Health System)/(MBIA Insurance Corp. INS)
/(Original Issue Yield: 4.10%), 4.00%, 1/01/18	2,000,000	2,002,080
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Frederick Memorial Hospital)/(FGIC LOC)
5.25%, 7/01/13	500,000	536,215
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Kennedy Krieger Childrens Hospital)/(Obligated Group) /(Original Issue Yield: 5.55%),
5.50%, 7/01/33	500,000	495,580

Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (MedStar Health, Inc.)
5.25%, 5/15/46	1,000,000	954,640
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center)
5.00%, 7/01/17	1,745,000	1,859,612
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Sheppard Pratt Health System)
5.25%, 7/01/35	500,000	503,605
Montgomery County, MD EDA, (Trinity Health Care Group)
5.13%, 12/01/22	600,000	615,240

Total Medical		49,325,456

MULTI-FAMILY HOUSING—1.9%
Howard County, MD Multifamily Revenue, Revenue Bonds (Chase Glen Project), (Avalon Properties, Inc.)
4.90%, 7/01/24	500,000	511,350
Maryland State Community Development Administration (FANNIE MAE)
5.20%, 12/01/29	2,000,000	2,068,840

Total Multi-Family Housing		2,580,190

POLLUTION CONTROL—1.0%
Prince Georges County, MD Parking Authority, Potomac Electric Project (Original Issue Yield: 5.85%), 5.75%, 3/15/10	1,250,000	1,317,213

TRANSPORTATION—3.0%
Baltimore County, MD Port Facility, (Du Pont (E.I.) de Nemours & Co.)
6.50%, 10/01/11	1,000,000	1,023,300
Baltimore County, MD Port Facility, (Du Pont (E.I.) de Nemours & Co.)
6.50%, 12/01/10	400,000	409,320
Maryland State Department of Transportation
5.50%, 2/01/16	1,000,000	1,165,040
Maryland State Department of Transportation, Refunding Revenue Bonds
5.00%, 5/01/15	1,375,000	1,528,780

Total Transportation		4,126,440

WATER & SEWER—4.6%
Baltimore, MD Wastewater, Revenue Bond (Series A), (FGIC INS)
6.00%, 7/01/15	1,000,000	1,123,680
5.13%, 7/01/42	500,000	508,445
Baltimore, MD Water Projects, Revenue Bonds (Series A) ETM, (FGIC INS)
5.38%, 7/01/15	775,000	874,843
Baltimore, MD, Wastewater Project Revenue Bonds (Series A) (PRF 7/01/13) (FGIC INS)
5.00%, 7/01/33	2,000,000	2,229,780
Baltimore, MD, Wastewater Project Revenue Bonds (Series B) (PRF 7/01/15) (MBIA INS)
5.00%, 7/01/22	1,290,000	1,459,932

Total Water & Sewer		6,196,680

Total Maryland		125,201,385

PUERTO RICO—4.8%
FACILITIES—1.9%
Puerto Rico Commonwealth Infrastructure Financing Authority, (Series C) Special Tax Refunding Bonds, (FGIC INS) /(Original Issue Yield: 3.87%),
5.50%, 7/01/20	2,400,000	2,643,144

GENERAL OBLIGATIONS—1.3%
Puerto Rico Public Finance Corp., (Series A), (Ambac Financial Group, Inc. INS)
5.38%, 6/01/19	1,500,000	1,739,085

HOUSING—1.6%
Puerto Rico HFA, Capital Funding Program/(Original Issue Yield: 4.22%),
5.00%, 12/01/18	2,000,000	2,124,200

Total Puerto Rico		6,506,429

WISCONSIN—1.5%
SPECIAL PURPOSE ENTITY—1.5%
Badger, WI Tobacco Asset Securitization Corp., Revenue Bond
7.00%, 6/01/28	2,000,000	2,087,080

Total Municipal Bonds (Cost $132,346,465)		135,416,959

	SHARES
MUTUAL FUND—0.4% (1)
Dreyfus Tax Exempt Cash Fund, Institutional Shares, 4.13% (Cost $502,511)	502,511	502,511

Total Investments—100.2% (Cost $132,848,976)		135,919,470

Other assets less liabilities—(0.2%)		(290,132)

Total Net Assets—100.0%		$135,629,338

MTB VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
MUNICIPAL BONDS—98.7%

DISTRICT OF COLUMBIA—3.6%
AIRPORT DEVELOPMENT & MAINTENANCE—3.6%
Metropolitan Washington, DC Airports Authority, Revenue Bonds (Series D) (FSA)
5.38%, 10/01/19	$335,000	$352,300
Metropolitan Washington, DC Airports Authority, Revenue Bonds (Series D), (FSA INS)
5.38%, 10/01/18	245,000	259,070

Total District of Columbia		611,370

PUERTO RICO—9.2%
FACILITIES—4.6%
Puerto Rico Commonwealth Infrastructure Financing Authority, (Series C) Special Tax Refunding Bonds, (FGIC INS)
5.50%, 7/01/20	705,000	776,424

GENERAL OBLIGATIONS—1.4%
Commonwealth of Puerto Rico, GO UT, Prerefunded (Series A), (Original Issue Yield: 5.02%)/(PRF 7/01/13 @ 100),
5.00%, 7/01/33	150,000	167,795
Commonwealth of Puerto Rico, GO UT, Unrefunded (Series A), (Original Issue Yield: 5.02%),
5.00%, 7/01/33	65,000	63,669

Total General Obligations		231,464

GENERAL REVENUE—1.6%
Puerto Rico Public Finance Corp., Revenue Bonds (Series A), (U.S. Treasury and U.S. Government PRF 8/1/2011 @ 100/MBIA Insurance Corp. INS)/(Original Issue Yield: 5.15%)
5.00%, 8/01/31	250,000	269,993

TRANSPORTATION—1.6%
Puerto Rico Highway and Transportation Authority, (Series W)
5.50%, 7/01/13	250,000	270,290

Total Puerto Rico		1,548,171

VIRGINIA—85.9%
DEVELOPMENT—9.1%
Chesterfield County, VA IDA, Revenue Bond, (Virginia Electric & Power Co.)
4.75%, 11/01/16	50,000	52,242
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS)
5.00%, 12/01/14	705,000	780,026
Montgomery County, VA, IDA, Revenue Bonds, (Series C), (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%)
5.13%, 1/15/19	500,000	518,320
Virginia Beach, VA, Development Authority, Social Services Facility, (AMBAC INS)/(Original Issue Yield: 5.05%)
5.00%, 12/01/17	100,000	103,809
Virginia Beach, VA, Development Authority, Town Center Project Phase I (Series A), (Original Issue Yield: 4.32%)
4.25%, 8/01/13	50,000	52,553

Total Development		1,506,950

EDUCATION—2.3%
Alexandria, VA IDA, Revenue Bond, 5.00% (Episcopal High School), 1/1/2029
5.00%, 1/01/29	250,000	255,338
Henrico County, VA IDA, Revenue Bond, (The Collegiate School) (Original Issue Yield: 5.15%)
5.10%, 10/15/29	120,000	120,864

Total Education		376,202

GENERAL OBLIGATIONS—13.3%
Alexandria, VA, Public Improvements, GO UT Bond, (U. S. Treasury PRF 6/15/2010 @ 101)
5.75%, 6/15/14	500,000	544,505
Arlington County, VA, Public Improvement, GO UT Bond, (U. S. Treasury PRF 2/1/2012 @ 100)
5.25%, 2/01/15	350,000	385,329
Loudoun County, VA, GO UT Bond (Series B),
5.25%, 12/01/14	500,000	573,609
Roanoke, VA, GO UT, (Series B), (FGIC INS)
5.00%, 10/01/11	300,000	318,252
Winchester, VA, Public Improvements, (State and Local Government PRF 6/01/10 @ 101) (State Aid Withholding INS)/(Original Issue Yield: 5.67%),
5.63%, 6/01/18	350,000	379,974

Total General Obligations		2,201,669

GENERAL REVENUE—1.7%
Virginia Beach, VA, Public Improvement (Series B)
5.00%, 5/01/20	250,000	278,350

HIGHER EDUCATION—5.0%
Fredericksburg VA, IDA, Revenue Bond, (Mary Washington College R/E) (Original Issue Yield: 5.48%)
5.35%, 4/01/29	250,000	250,305
Virginia College Building Authority, Refunding Revenue Bonds, (MBIA Insurance Corp. INS)/(Washington & Lee University)/(Original Issue Yield: 5.05%)
5.25%, 1/01/31	500,000	570,125

Total Higher Education		820,430

MEDICAL—16.7%
Albemarle County, VA, IDA, (Martha Jefferson Hospital),
5.25%, 10/01/15	650,000	698,217
Albemarle County, VA, IDA, Revenue Bonds, (Westminster-Canterbury of Richmond)/(Original Issue Yield: 4.75%)
4.63%, 1/01/19	200,000	192,196
Fairfax County, VA IDA, Refunding Revenue Bonds, (Inova Health System)/(Original Issue Yield: 5.35%)
5.25%, 8/15/19	720,000	810,539
Fairfax County, VA, IDA, Revenue Bond, (Inova Health System)/(Original Issue Yield: 5.35%)
5.00%, 8/15/23	250,000	270,420
Henrico County, VA EDA, Revenue Bond (Series A), (Obligated Group)/(Bon Secours Health System, Inc.-St. Francis Medical)/(Original Issue Yield: 5.70%)/(PRF 11/15/12 @ 100),
5.60%, 11/15/30	5,000	5,654
Henrico County, VA EDA, Unrefunded Revenue Bond (Series A), (Obligated Group)/(Bon Secours Health System, Inc.-St. Francis Medical)/(Original Issue Yield: 5.70%)
5.60%, 11/15/30	245,000	252,590
Virginia Beach, VA Development Authority, (Virginia Beach, VA General Hospital) (AMBAC INS)/(Original Issue Yield: 5.70%)
5.13%, 2/15/18	50,000	55,579

Virginia Beach, VA Development Authority Residential Care Facilities, (Westminster Canterbury)/(Original Issue Yield: 5.42%)
5.38%, 11/01/32	500,000	475,995

Total Medical		2,761,190

MULTI-FAMILY HOUSING—8.1%
Arlington County, VA IDA, Colonial Village Revenue Bonds, (AHC LP-2), Mandatory Tender, 11/1/2019
5.15%, 11/01/31	500,000	513,035
Virginia State Housing Development Authority Multi-Family, (Series G)
5.00%, 11/01/13	300,000	306,258
Virginia State Housing Development Authority, Rental Housing (Series N)/(GO of Authority INS)
5.13%, 1/01/15	500,000	518,260

Total Multi-family Housing		1,337,553

POLLUTION CONTROL—4.6%
Chesterfield County, VA IDA, Revenue Bond, (Virginia Electric & Power Co.)
5.88%, 6/01/17	200,000	211,818
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, (AMBAC INS.)/(Original Issue Yield: 5.07%),
5.00%, 7/01/15	500,000	542,790

Total Pollution Control		754,608

TRANSPORTATION—8.2%
Richmond, VA Metropolitan Authority, Refunding Revenue Bonds, (FGIC LOC)/(Original Issue Yield: 5.02%)
5.25%, 7/15/17	200,000	223,088
Virginia Commonwealth Transportation Board, Series A
5.00%, 5/15/14	500,000	560,950
Virginia Commonwealth Transportation Board, Revenue Bonds,
5.00%, 9/28/15	500,000	564,665

Total Transportation		1,348,703

WATER & SEWER—16.9%
Fairfax County, VA Water Authority, Revenue Bonds, (Escrowed in U.S. Treasuries COL)/(Original issue Yield: 5.85%)
5.80%, 1/01/16	685,000	759,212
Fairfax County, VA Water Authority, Revenue Refunding Bonds, (Original issue Yield: 5.22%)
5.00%, 4/01/21	100,000	113,930
Norfolk, VA Water Revenue, Revenue Bonds, (MBIA Insurance Corp. INS)/ /(Original issue Yield: 5.95%)
5.88%, 11/01/15	500,000	501,345
Norfolk, VA Water Revenue, Revenue Bonds, (MBIA Insurance Corp. INS)/(Original issue Yield: 6.10%)
5.75%, 11/01/12	500,000	501,290
Prince William County, VA Service Authority Water & Sewer System, (FGIC INS)/(PRF 7/1/09)
5.50%, 7/01/19	250,000	264,388
Upper Occoquan Sewage Authority, VA, (Series A), (MBIA INS)
5.15%, 7/01/20	575,000	648,214

Total Water & Sewer		2,788,379

Total Virginia		14,174,034

Total Municipal Bonds (Cost $15,653,234)		16,333,575

	SHARES
MUTUAL FUND—0.6% (1)
Dreyfus Tax Exempt Cash Fund, Institutional Shares, 4.13% (Cost $107,629)	107,629	107,629

Total Investments—99.3% (Cost $15,760,863)		16,441,204

Other assets less liabilities—0.7%		109,443

Total Net Assets—100.0%		$16,550,647

MTB INTERMEDIATE TERM BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
ASSET-BACKED SECURITIES—1.1%
FINANCIAL SERVICES—1.1%
Ford Credit Auto Owner Trust
5.26%, 6/15/10 (Cost $1,999,811)	$2,000,000	$2,039,610

COLLATERALIZED MORTGAGE OBLIGATIONS—10.7%
COMMERCIAL MORTGAGE BACK SECURITY—1.3%
American Tower Trust, Series 2007-1A, Class AFX
5.42%, 4/15/37	1,000,000	1,020,625
Banc of America Commercial Mortgage, Inc.
Series 2007-2, Class A2
5.63%, 4/10/49	1,500,000	1,510,253

Total Commercial Mortgage Back Security		2,530,878

FEDERAL HOME LOAN MORTGAGE CORPORATION—6.9%
Series 1920, Class H
7.00%, 1/15/12	497,958	516,796
Series 1993-160, Class AJ
6.50%, 4/25/23	598,131	604,479
Series 2628C, Class QH
4.00%, 12/15/21	171,298	171,304
Series 2672, Class WA
4.00%, 9/15/10	790,578	790,691
Series 2872C, Class GB
5.00%, 5/15/28	7,000,000	7,123,156
Series R001-AE
4.38%, 4/15/15	3,774,621	3,783,770

Total Federal Home Loan Mortgage Corporation		12,990,196

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.0%
Series 2004-21, Class PJ
3.50%, 6/20/25	63,003	62,938

WHOLE LOAN—2.5%
Indymac INDA Mortgage Loan Trust (Series 2005-AR1), Class 2A1
5.10%, 11/25/35	2,173,108	2,223,072
Structured Asset Securities Corp. Series 2005-1, Class 6A1
6.00%, 2/25/35	2,359,111	2,392,215

Total Whole Loan		4,615,287

Total Collateralized Mortgage Obligations (Cost $20,130,348)		20,199,299

CORPORATE BONDS—18.5%
AEROSPACE & DEFENSE—0.5%
United Technologies Corp., Unsecured Note
4.88%, 5/01/15	960,000	968,852

AIRLINES—0.5%
Delta Airlines, Inc. (2)(3)
6.82%, 8/10/22	1,000,000	952,450

AUTO MANUFACTURERS—0.3%
Daimler Finance North America LLC
5.75%, 9/08/11	500,000	520,803

BANKS—2.3%
Bank of America Corp.
7.13%, 10/15/11	800,000	876,553
JP Morgan Chase Bank NA
6.00%, 10/01/17	500,000	521,806
PNC Funding Corp., Sub. Note
6.13%, 2/15/09	1,330,000	1,368,412
US Bank NA
5.92%, 5/25/12	1,381,054	1,483,105

Total Banks		4,249,876

COMMERCIAL SERVICES—0.6%
Iron Mountain, Inc.
6.63%, 1/01/16	1,250,000	1,196,875

CONSUMER FINANCE—1.0%
Capital One Bank, Note
5.00%, 6/15/09	2,000,000	1,971,052

DIVERSIFIED FINANCIAL SERVICES—1.9%
BankBoston Capital Trust III
5.74%, 6/15/27	1,000,000	867,466
Citigroup, Inc.
5.50%, 2/15/17	500,000	496,821
IBM International Group Capital
5.05%, 10/22/12	1,000,000	1,041,490
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17	250,000	246,185
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	1,000,000	999,823

Total Diversified Financial Services		3,651,785

ELECTRIC UTILITIES—0.9%
Columbus Southern Power, Note
6.51%, 2/01/08	1,250,000	1,250,039
Xcel Energy, Inc.
3.40%, 7/01/08	400,000	398,449

Total Electric Utilities		1,648,488

ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Motorola, Inc.
5.38%, 11/15/12	1,000,000	987,230

ENERGY EQUIPMENT & SERVICES—0.6%
National-Oilwell, Inc.
5.65%, 11/15/12	1,000,000	1,068,224

FOOD—0.8%
Kellogg Co.
5.13%, 12/03/12	1,000,000	1,041,635
McCormick & Co., Inc.
5.75%, 12/15/17	500,000	513,464

Total Food		1,555,099

MEDIA—1.1%
COX Enterprises, Inc.
7.88%, 9/15/10 (2)(3)(4)	1,000,000	1,086,376
Time Warner Cable, Inc.
5.40%, 7/02/12	1,000,000	1,014,026

Total Media		2,100,402

MULTI-UTILITIES—0.6%
CenterPoint Energy, Inc., Sr. Note, Series B
7.25%, 9/01/10	500,000	541,398
Dominion Resources, Inc.
5.60%, 11/15/16	500,000	513,426

Total Multi-utilities		1,054,824

OIL & GAS—4.1%
Chesapeake Energy Corp.
6.88%, 1/15/16	1,000,000	1,000,000
Devon Financing Corp.
6.88%, 9/30/11	1,000,000	1,093,532
Enterprise Products Operating LP
7.03%, 1/15/68	1,000,000	888,322
Marathon Oil Corp.
6.00%, 10/01/17	1,000,000	1,042,093
Petrobas International Finance Co.
5.88%, 3/01/18	500,000	495,664
Pioneer Natural Resources Co.
6.88%, 5/01/18	1,000,000	975,336
Weatherford International, Inc.
6.35%, 6/15/17	1,000,000	1,057,545
Xto Energy, Inc.
7.50%, 4/15/12	1,000,000	1,119,060

Total Oil & Gas		7,671,552

REAL ESTATE INVESTMENT TRUSTS—1.0%
HRPT Properties Trust
6.65%, 1/15/18	500,000	477,629
iStar Financial Inc., Sr. Unsecured
5.51%, 3/03/08	1,000,000	998,271
Simon Property Group, Inc.
5.38%, 6/01/11	500,000	499,604

Total Real Estate Investment Trusts		1,975,504

ROAD & RAIL—0.7%
Canadian National RR Co.
5.85%, 11/15/17	500,000	521,465
Union Pacific Corp.
3.88%, 2/15/09	500,000	500,273
5.75%, 11/15/17	250,000	252,904

Total Road & Rail		1,274,642

TELECOMMUNICATIONS—1.1%
American Tower Systems Corp., Sr. Note,
7.13%, 10/15/12	1,000,000	1,030,000
Sprint Nextel Corp.
5.24%, 6/28/10	1,000,000	946,895

Total Telecommunications		1,976,895

Total Corporate Bonds (Cost $34,657,273)		34,824,553

GOVERNMENT AGENCIES—21.0%
THRIFTS & MORTGAGE FINANCE—21.0%
Federal Home Loan Bank System, Bond
4.63%, 2/18/11	6,000,000	6,323,073
4.75%, 12/12/14	8,695,000	9,234,627
5.00%, 12/11/09	7,000,000	7,274,864
Federal Home Loan Mortgage Corp.
2.85%, 6/03/08	1,500,000	1,500,887
3.25%, 3/14/08	1,500,000	1,498,880
5.00%, 1/30/14	2,000,000	2,140,300
5.13%, 7/15/12	4,000,000	4,302,688
5.75%, 3/15/09	7,000,000	7,228,356

Total Government Agencies (Cost $38,101,610)		39,503,675

MORTGAGE-BACKED SECURITIES—20.4%
COMMERCIAL MORTGAGE BACK SECURITY—0.8%
GS Mortgage Securities Corp., II (Series 2007-GG10), Class A2
5.78%, 8/10/45	1,500,000	1,517,573

FEDERAL HOME LOAN MORTGAGE CORPORATION—6.9%
Pool G11311
5.00%, 10/01/17	843,744	858,633
Pool E92817
5.00%, 12/01/17	1,031,274	1,049,472
Pool G12709
5.00%, 7/01/22	9,528,594	9,663,979
Pool E76204
5.50%, 4/01/14	4,276	4,430
Pool E83022
6.00%, 4/01/16	167,725	174,556
Pool A18401
6.00%, 2/01/34	277,901	285,561
Pool G10399
6.50%, 7/01/09	30,245	30,639
Pool C90504
6.50%, 12/01/21	267,700	280,153
Pool C90293
7.50%, 9/01/19	546,831	586,368

Total Federal Home Loan Mortgage Corporation		12,933,791

FEDERAL NATIONAL MORTGAGE ASSOCIATION—12.0%
Pool 254227
5.00%, 2/01/09	219,527	220,803
Pool 832365
5.50%, 8/01/20	4,349,138	4,461,716
Pool 838741
5.00%, 9/01/20	4,230,952	4,296,355
Pool 839291
5.00%, 9/01/20	148,811	151,111
Pool 254400
5.50%, 7/01/09	197,722	200,386
Pool 619054
5.50%, 2/01/17	573,817	592,257
Pool 933147
5.50%, 10/01/37	3,976,950	4,039,339
Pool 303831
6.00%, 4/01/11	94,824	98,617
Pool 897174
6.00%, 10/01/36	2,210,526	2,270,763
Pool 256674
6.00%, 4/01/37	5,505,061	5,655,073
Pool 196701
6.50%, 5/01/08	8,647	8,697
Pool 50905
6.50%, 10/01/08	22,382	23,013
Pool 424286
6.50%, 6/01/13	40,023	41,927
Pool 561915
6.50%, 11/01/30	31,856	33,337
Pool 313224
7.00%, 12/01/11	100,836	105,590

Pool 254240
7.00%, 3/01/32	328,600	348,029
Pool 526062
7.50%, 12/01/29	69,909	75,268

Total Federal National Mortgage Association		22,622,281

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.7%
Pool 780825
6.50%, 7/15/28	425,315	445,363
Pool 2701
6.50%, 1/20/29	358,844	376,319
Pool 2616
7.00%, 7/20/28	192,118	203,739
Pool 426727
7.00%, 2/15/29	36,205	38,531
Pool 781231
7.00%, 12/15/30	172,479	183,181

Total Government National Mortgage Association		1,247,133

Total Mortgage-backed Securities (Cost $37,346,368)		38,320,778

U.S. TREASURY—21.6%
INFLATION PROTECTED NOTE—0.7%
Inflation Protected Note
1.63%, 1/15/15	500,000	572,461
3.00%, 7/15/12	580,000	751,034

Total Inflation Protected Note		1,323,495

U.S. TREASURY NOTE—20.9%
US Treasury Note
3.88%, 5/15/09	8,000,000	8,176,250
4.88%, 6/30/09	4,950,000	5,140,266
4.00%, 9/30/09	4,000,000	4,121,875
4.50%, 5/15/10	14,000,000	14,743,749
4.50%, 4/30/12	635,000	682,427
4.25%, 9/30/12	1,500,000	1,598,203
3.88%, 10/31/12	250,000	262,305
3.38%, 11/30/12	500,000	513,281
3.63%, 12/31/12	3,000,000	3,116,719
4.13%, 5/15/15	975,000	1,026,492

Total U.S. Treasury Note		39,381,567

Total U.S. Treasury (Cost $39,322,035)		40,705,062

REPURCHASE AGREEMENTS—6.2%
Interest in $11,675,932 repurchase agreement 2.85%, dated 1/31/08 under which Credit Suisse First Boston LLC will Repurchase a U.S. Government Agency security maturing on 4/30/08 for $11,679,837 on 2/1/08. The Market value of the underlying security at the end of the period was $11,913,434 (Cost $11,675,932)	11,675,932	11,675,932

Total Investments—99.5% (Cost $183,233,377)		187,268,909

Other assets less liabilities—0.5%		851,437

Total Net Assets—100.0%		$188,120,346

MTB INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
ASSET-BACKED SECURITIES—1.7%
LA Arena Funding LLC, Class A,
7.66%, 12/15/26 (Cost $1,658,190)	$1,658,190	$1,768,046

COLLATERALIZED MORTGAGE OBLIGATIONS—26.1%
COMMERCIAL MORTGAGE BACK SECURITY—2.4%
American Tower Trust, Series 2007-1A, Class AFX
5.42%, 4/15/37	1,000,000	1,020,625
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2
5.63%, 4/10/49	1,500,000	1,510,253

Total Commercial Mortgage Back Security		2,530,878

FEDERAL HOME LOAN MORTGAGE CORPORATION—0.9%
Series 1920, Class H
7.00%, 1/15/12	497,958	516,796
Series 2707, Class PW
4.00%, 7/15/14	417,953	418,524

Total Federal Home Loan Mortgage Corporation		935,320

FEDERAL NATIONAL MORTGAGE ASSOCIATION—5.6%
Series 1998-23, Class C
9.75%, 9/25/18	18,192	19,938
Series 2005-30 Class BU
5.00%, 3/25/24	5,935,000	6,000,564

Total Federal National Mortgage Association		6,020,502

WHOLE LOAN—17.2%
Banc of America Mortgage Securities, Series 2004-A, Class 2A1
3.54%, 2/25/34	1,326,081	1,299,254
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-8, Class 2A1
4.50%, 6/25/19	5,741,898	5,677,884
GSR Mortgage Loan Series TMST 2006-2F, Class 2A15
5.75%, 2/25/36	1,889,322	1,907,655
Indymac INDA Mortgage Loan Trust Series 2005-AR1, Class 2A1
5.10%, 11/25/35	2,173,109	2,223,073
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8
4.75%, 11/25/18	995,146	993,038
Structured Asset Securities Corp. Series 2005-1, Class 6A1
6.00%, 2/25/35	1,769,334	1,794,161
WaMu Mortgage Pass Through Certificates, Series 2004-CB1, Class 1A
5.25%, 6/25/19	4,395,657	4,423,360

Total Whole Loan		18,318,425

Total Collateralized Mortgage Obligations (Cost $27,580,732)		27,805,125

CORPORATE BONDS—38.5%
AIRLINES—0.4%
Delta Airlines, Inc. (2)(3)
6.82%, 8/10/22	500,000	476,225

AUTO MANUFACTURERS—0.5%
Daimler Finance North America LLC.
5.75%, 9/08/11	500,000	520,803

BANKS—3.3%
Bank of America Corp.
7.13%, 10/15/11	200,000	219,138
Bank of New York Institutional Capital Trust. (2)(3)
7.78%, 12/01/26	1,500,000	1,561,014
First Tennessee Bank
5.75%, 12/01/08	250,000	251,110
JP Morgan Chase Bank NA
6.00%, 10/01/17	500,000	521,806
US Bank NA
5.92%, 5/25/12	920,703	988,736

Total Banks		3,541,804

COMMERCIAL SERVICES—1.1%
Iron Mountain, Inc.
6.63%, 1/01/16	1,250,000	1,196,875

DIVERSIFIED FINANCIAL SERVICES—11.1%
ASIF Global Financing XIX (2)(3)
4.90%, 1/17/13	1,175,000	1,208,585
BankBoston Capital Trust III
5.74%, 6/15/27	900,000	780,720
CIT Group, Inc.
5.00%, 2/13/14	450,000	375,835
Citi Group, Inc.
7.63%, 11/30/12	500,000	503,403
Citigroup, Inc.
5.50%, 2/15/17	500,000	496,821
Ford Motor Credit Co. LLC
5.80%, 1/12/09	200,000	195,242
General Electric Capital Corp.
5.25%, 10/19/12	1,000,000	1,044,249
General Electric Capital Corp.
6.38%, 11/15/67	1,000,000	1,045,403
GMAC LLC
6.12%, 5/15/09	800,000	748,036
International Lease Finance Corp.
5.88%, 5/01/13	1,150,000	1,185,131
JP Morgan Chase Capital XVIII
6.95%, 8/17/36	1,000,000	974,069
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17	250,000	246,185
MBNA Capital A
8.28%, 12/01/26	1,000,000	1,043,171
Merrill Lynch & Co., Inc
6.05%, 5/16/16	1,000,000	999,823
SLM Corp.
4.50%, 7/26/10	500,000	462,143
Xstrata Finance Canada Ltd. (2)(3)
6.90%, 11/15/37	500,000	490,518

Total Diversified Financial Services		11,799,334

ELECTRIC UTILITIES—2.7%
American Electric Power Co.
5.38%, 3/15/10	250,000	256,419
CenterPoint Energy, Inc.
6.85%, 6/01/15	1,250,000	1,331,702
Xcel Energy, Inc.
3.40%, 7/01/08	1,300,000	1,294,960

Total Electric Utilities		2,883,081

ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Motorola, Inc.
5.38%, 11/15/12	1,000,000	987,230

ENERGY EQUIPMENT & SERVICES—2.0%
National-Oilwell Varco, Inc.
5.65%, 11/15/12	2,000,000	2,136,448

FOOD—0.5%
McCormick & Co., Inc.
5.75%, 12/15/17	500,000	513,464

MEDIA—1.2%
Comcast Corp.
6.20%, 11/15/08	200,000	203,161
COX Enterprises, Inc. (2)(3)(4)
7.88%, 9/15/10	1,000,000	1,086,375

Total Media		1,289,536

MULTI-UTILITIES—0.5%
Dominion Resources, Inc.
5.60%, 11/15/16	500,000	513,426

OIL & GAS—5.6%
Apache Corp.
5.25%, 4/15/13	500,000	523,055
Chesapeake Energy Corp.
6.88%, 1/15/16	1,000,000	1,000,000
Enterprise Products Operating LP
7.03%, 1/15/68	1,000,000	888,322
Pemex Project Funding Master Trust (2)(3)
5.75%, 3/01/18	1,000,000	1,021,500
Petrobas International Finance Co.
5.88%, 3/01/18	500,000	495,664
Pioneer Natural Resources Co.
6.88%, 5/01/18	1,000,000	975,336
Weatherford International, Inc.
6.80%, 6/15/37	1,000,000	1,040,701

Total Oil & Gas		5,944,578

OIL & GAS FIELD SERVICES—1.2%
Kaneb Pipeline Operating Partners LP
5.88%, 6/01/13	1,250,000	1,321,901

PHARMACEUTICALS—0.5%
Abbott Laboratories
5.88%, 5/15/16	500,000	535,142

REAL ESTATE INVESTMENT TRUSTS—1.5%
Boston Properties, LP
5.00%, 6/01/15	650,000	601,370
HRPT Properties Trust
6.65%, 1/15/18	500,000	477,629
Simon Property Group, Inc.
5.38%, 6/01/11	500,000	499,604

Total Real Estate Investment Trusts		1,578,603

RETAIL—2.3%
McDonald’s Corp.
6.30%, 10/15/37	500,000	517,195
Tesco Plc. (2)(3)
6.15%, 11/15/37	1,000,000	964,616
YUM! Brands, Inc.
6.88%, 11/15/37	1,000,000	962,066

Total Retail		2,443,877

ROAD & RAIL—1.6%
Burlington Northern Santa Fe Corp.
6.20%, 8/15/36	1,000,000	965,515
Union Pacific Corp.
3.88%, 2/15/09	500,000	500,273
5.75%, 11/15/17	250,000	252,904

Total Road & Rail		1,718,692

TELECOMMUNICATIONS—1.6%
American Tower Systems Corp., Sr. Note,
7.13%, 10/15/12	1,500,000	1,545,000
BellSouth Telecommunications, Inc
5.88%, 1/15/09	200,000	205,213

Total Telecommunications		1,750,213

Total Corporate Bonds (Cost $41,145,297)		41,151,232

GOVERNMENT AGENCIES—0.2%
DIVERSIFIED FINANCIAL SERVICES—0.2%
Federal Home Loan Bank System
5.20%, 4/30/14 (Cost $250,000)	250,000	250,309

MORTGAGE-BACKED SECURITIES—27.7%
COMMERCIAL MORTGAGE BACK SECURITY—0.9%
GS Mortgage Securities Corp., II (Series 2007-GG10), Class A2
5.78%, 8/10/45	1,000,000	1,011,715

FEDERAL HOME LOAN MORTGAGE CORPORATION—11.0%
Pool G12709
5.00%, 7/01/22	1,464,323	1,485,128
Pool G02296
5.00%, 6/01/36	3,595,975	3,586,086
Pool G02976
5.50%, 6/01/37	3,415,913	3,463,096
Pool G02988
6.00%, 5/01/37	3,059,643	3,141,106
Pool C00478
8.50%, 9/01/26	49,147	53,664

Total Federal Home Loan Mortgage Corporation		11,729,080

FEDERAL NATIONAL MORTGAGE ASSOCIATION—14.7%
Pool 254759
4.50%, 6/01/18	956,364	965,768
Pool A13990
4.50%, 10/01/33	358,753	347,576
Pool 695818
5.00%, 4/01/18	1,899,206	1,933,312
Pool 839291
5.00%, 9/01/20	3,032,015	3,078,884
Pool 892493
5.50%, 8/01/36	2,535,366	2,570,447
Pool B17616
5.50%, 1/01/20	517,401	529,753
Pool 346537
6.00%, 5/01/11	216,574	223,395

Pool E00560
6.00%, 7/01/13	204,474	211,584
Pool 535939
6.00%, 5/01/16	391,327	405,360
Pool C01272
6.00%, 12/01/31	392,663	404,288
Pool C79603
6.00%, 2/01/33	174,947	179,988
Pool 686398
6.00%, 3/01/33	616,916	634,633
Pool 688987
6.00%, 5/01/33	1,105,211	1,136,952
Pool 398938
6.50%, 10/01/27	50,390	52,841
Pool 402255
6.50%, 12/01/27	17,095	17,926
Pool 398162
6.50%, 1/01/28	65,983	69,193
Pool 254007
6.50%, 10/01/31	157,764	164,745
Pool 638023
6.50%, 4/01/32	460,606	482,666
Pool 642345
6.50%, 5/01/32	408,657	426,621
Pool 651292
6.50%, 7/01/32	492,133	513,766
Pool 653729
6.50%, 8/01/32	1,109,416	1,158,182
Pool 329794
7.00%, 2/01/26	155,665	166,336
Pool 487065
7.00%, 3/01/29	20,371	21,778
Pool 170027
14.75%, 3/01/10	938	1,064

Total Federal National Mortgage Association		15,697,058

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—1.1%
Pool 503405
6.50%, 4/15/29	248,217	261,234
Pool 354765
7.00%, 2/15/24	196,920	211,047
Pool 354827
7.00%, 5/15/24	142,485	152,384
Pool 385623
7.00%, 5/15/24	118,032	126,611
Pool 2077
7.00%, 9/20/25	47,955	51,325
Pool 373335
7.50%, 5/15/22	31,088	33,532
Pool 354677
7.50%, 10/15/23	107,129	116,114
Pool 354713
7.50%, 12/15/23	49,290	53,424
Pool 360869
7.50%, 5/15/24	38,042	41,081

Pool 361843
7.50%, 10/15/24	102,542	110,735

Total Government National Mortgage Association		1,157,487

Total Mortgage-backed Securities (Cost $28,896,447)		29,595,340

U.S. TREASURY—4.4%
U.S. TREASURY BOND—1.8%
US Treasury Bonds
4.63%, 2/15/17	235,000	253,873
4.75%, 8/15/17	140,000	152,622
4.75%, 2/15/37	1,388,000	1,480,389

Total U.S. Treasury Bond		1,886,884

U.S. TREASURY NOTE—2.6%
US Treasury Note
3.63%, 12/31/12	600,000	623,344
4.25%, 11/15/17	2,000,000	2,103,437

Total U.S. Treasury Note		2,726,781

Total U.S. Treasury (Cost $4,527,130)		4,613,665

TAXABLE MUNICIPAL—1.0%
MUNICIPAL BONDS—1.0%
Contra Costa County Public Financing Authority/CA
5.52%, 8/01/17 (Cost $1,000,000)	1,000,000	1,051,610

REPURCHASE AGREEMENTS—0.0%
Interest in $45,113 repurchase agreement 2.85%, dated 1/31/2008 under which Credit Suisse First Boston LLC. will Repurchase a U.S Treasury security with a maturity of 4/30/2008 for $48,686 on 2/1/2008. The Market value of the underlying security at the end of the period was $49,660. (Cost $45,113)	45,113	45,113

Total Investments—99.6% (Cost $105,102,909)		106,280,440

Other assets less liabilities—0.4%		460,919

Net Assets—100.0%		$106,741,359

MTB MANAGED ALLOCATION CONSERVATIVE GROWTH

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

	NUMBER OF SHARES	MARKET VALUE
MUTUAL FUNDS—92.1%
EQUITY FUNDS—41.5%
MTB International Equity, Institutional I Shares *	160,965	$1,851,093
MTB Large Cap Growth Fund, Institutional I Shares *	145,956	1,245,006
MTB Large Cap Stock Fund, Institutional I Shares *	88,723	693,815
MTB Large Cap Value Fund, Institutional I Shares *	61,235	703,589
MTB Mid Cap Growth Fund, Institutional I Shares *	8,820	111,833
MTB Mid Cap Stock Fund, Institutional I Shares *	8,755	114,691
MTB Small Cap Growth Fund, Institutional I Shares *	6,955	109,195
MTB Small Cap Stock Fund, Institutional I Shares *	20,666	111,390

Total Equity Funds		4,940,612

FIXED INCOME FUNDS—50.6%
MTB Intermediate-Term Bond Fund, Institutional I Shares	128,129	1,285,133
MTB Short Duration Government Bond Fund, Institutional I Shares	234,316	2,296,300
MTB Short-Term Corporate Bond Fund, Institutional I Shares	128,498	1,275,989
MTB US Government Bond Fund, Institutional I Shares	121,601	1,168,581

Total Fixed Income Funds		6,026,003

Total Mutual Funds (Cost $11,408,497)		10,966,615

	PAR VALUE
MONEY MARKET FUND—7.8% (1)(5)
MTB Prime Money Market Fund, Corporate Shares, 3.85% (Cost $933,946)	$933,946	933,946

Total Investments—99.9% (Cost $12,342,443)		11,900,561

Other assets less liabilities—0.1%		6,749

Total Net Assets—100.0%		$11,907,310

MTB MANAGED ALLOCATION MODERATE GROWTH

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

	NUMBER OF SHARES	MARKET VALUE
MUTUAL FUNDS—92.2%
EQUITY FUNDS—63.0%
MTB International Equity, Institutional I Shares *	1,143,263	$13,147,530
MTB Large Cap Growth Fund, Institutional I Shares *	852,269	7,269,853
MTB Large Cap Stock Fund, Institutional I Shares *	1,242,034	9,712,706
MTB Large Cap Value Fund, Institutional I Shares *	302,565	3,476,472
MTB Mid Cap Growth Fund, Institutional I Shares *	43,576	552,547
MTB Mid Cap Stock Fund, Institutional I Shares *	86,515	1,133,346
MTB Small Cap Growth Fund, Institutional I Shares *	34,364	539,512
MTB Small Cap Stock Fund, Institutional I Shares *	204,215	1,100,719

Total Equity Funds		36,932,685

FIXED INCOME FUNDS—29.2%
MTB Intermediate-Term Bond Fund, Institutional I Shares	506,450	5,079,696
MTB Short Duration Government Bond Fund, Institutional I Shares	643,177	6,303,137
MTB Short-Term Corporate Bond Fund, Institutional I Shares	444,422	4,413,111
MTB US Government Bond Fund, Institutional I Shares	133,513	1,283,056

Total Fixed Income Funds		17,079,000

Total Mutual Funds (Cost $56,084,452)		54,011,685

	PAR VALUE
MONEY MARKET FUND—7.8% (1)(5)
MTB Prime Money Market Fund, Corporate Shares, 3.85% (Cost $4,555,635)	$4,555,635	4,555,635

Total Investments—100.0% (Cost $60,640,087)		58,567,320

Other assets less liabilities—0.0%		16,587

Total Net Assets—100.0%		$58,583,907

MTB MANAGED ALLOCATION AGGRESSIVE GROWTH

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

	NUMBER OF SHARES	MARKET VALUE
MUTUAL FUNDS—99.1%
EQUITY FUNDS—98.0%
MTB International Equity, Institutional I Shares *	813,763	$9,358,279
MTB Large Cap Growth Fund, Institutional I Shares *	865,462	7,382,389
MTB Large Cap Stock Fund, Institutional I Shares *	733,040	5,732,376
MTB Large Cap Value Fund, Institutional I Shares *	346,169	3,977,476
MTB Mid Cap Growth Fund, Institutional I Shares *	23,010	291,771
MTB Mid Cap Stock Fund, Institutional I Shares *	68,527	897,702
MTB Small Cap Growth Fund, Institutional I Shares *	36,290	569,759
MTB Small Cap Stock Fund, Institutional I Shares *	161,747	871,817

Total Equity Funds		29,081,569

FIXED INCOME FUNDS—1.1%
MTB Short-Term Corporate Bond Fund, Institutional I Shares	33,528	332,937

Total Mutual Funds (Cost $30,931,903)		29,414,506

	PAR VALUE
MONEY MARKET FUND—1.0% (1)(5)
MTB Prime Money Market Fund, Corporate Shares, 3.85% (Cost $300,018)	$300,018	300,018

Total Investments—100.1% (Cost $31,231,921)		29,714,524

Other assets less liabilities—(0.1%)		(20,787)

Total Net Assets—100.0%		$29,693,737

MTB BALANCED FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—54.1%
AEROSPACE & DEFENSE—0.3%
Boeing Co.	400	$33,272
United Technologies Corp.	800	58,728

Total Aerospace & Defense		92,000

AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc.	2,400	175,584

APPAREL—0.1%
Nike, Inc., Class B	550	33,968

BANKS—2.6%
Colonial BancGroup, Inc.	4,400	69,080
Cullen/Frost Bankers, Inc.	1,400	76,216
First Horizon National Corp.	2,500	54,175
Marshall & Ilsley Corp.	3,398	94,804
South Financial Group, Inc.	4,600	79,488
SunTrust Banks, Inc.	2,000	137,900
TCF Financial Corp.	2,600	55,250
Wilmington Trust Corp.	3,300	115,071
Zions Bancorporation	400	21,896

Total Banks		703,880

BEVERAGES—0.8%
Coca-Cola Co.	1,500	88,755
PepsiCo, Inc.	1,700	115,923

Total Beverages		204,678

BIOTECHNOLOGY—0.4%
Amgen, Inc. *	1,300	60,567
Genentech, Inc. *	700	49,133

Total Biotechnology		109,700

BUILDING MATERIALS—0.4%
Masco Corp.	4,200	96,306

CHEMICALS—2.4%
Ashland, Inc.	3,100	141,143
Cabot Corp.	2,200	65,406
Monsanto Co.	200	22,488
PPG Industries, Inc.	1,200	79,308
Rohm & Haas Co.	2,900	154,715
RPM International, Inc.	4,400	95,216
Valspar Corp.	3,800	76,114

Total Chemicals		634,390

COAL—0.1%
Peabody Energy Corp.	700	37,814

COMMERCIAL SERVICES—0.8%
H&R Block, Inc.	3,700	71,299
Ritchie Bros. Auctioneers, Inc.	500	41,495
RR Donnelley & Sons Co.	2,600	90,714

Total Commercial Services		203,508

COMPUTERS—2.0%
Apple, Inc. *	1,100	148,896
Dell, Inc. *	2,600	52,104
Diebold, Inc.	2,000	51,760
EMC Corp. (Mass) *	5,800	92,046
Hewlett-Packard Co.	1,700	74,375
International Business Machines Corp.	1,200	128,808

Total Computers		547,989

COSMETICS/PERSONAL CARE—0.8%
Colgate-Palmolive Co.	500	38,500
Procter & Gamble Co.	2,600	171,470

Total Cosmetics/personal Care		209,970

DIVERSIFIED FINANCIAL SERVICES—1.4%
Affiliated Managers Group, Inc. *	300	29,493
American Express Co.	1,100	54,252
CIT Group, Inc.	2,500	69,900
Federated Investors, Inc.	500	21,285
Goldman Sachs Group, Inc.	650	130,501
InterContinentalExchange, Inc. *	550	76,978

Total Diversified Financial Services		382,409

ELECTRIC UTILITIES—0.8%
AES Corp. *	3,700	70,596
DTE Energy Co.	1,300	55,445
SCANA Corp.	900	33,561
TECO Energy, Inc.	2,800	46,676

Total Electric Utilities		206,278

ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Emerson Electric Co.	1,400	71,176

ELECTRONICS—0.5%
Arrow Electronics, Inc. *	1,900	65,018
Molex, Inc.	2,900	69,716

Total Electronics		134,734

ENGINEERING & CONSTRUCTION—0.3%
Foster Wheeler Ltd. *	600	41,082
McDermott International, Inc. *	1,100	51,898

Total Engineering & Construction		92,980

ENVIRONMENTAL CONTROL—0.6%
Waste Management, Inc.	4,600	149,224

FOOD—2.4%
Campbell Soup Co.	3,700	116,957
ConAgra Foods, Inc.	3,200	68,896
Hershey Co.	4,600	166,520
Kraft Foods, Inc. Class A	7,800	228,228
McCormick & Co., Inc.	1,800	60,696

Total Food		641,297

FOREST PRODUCTS & PAPER—0.4%
International Paper Co.	3,700	119,325

GAS UTILITIES—0.5%
AGL Resources, Inc.	2,200	83,270
NiSource, Inc.	3,200	60,768

Total Gas Utilities		144,038

HAND/MACHINE TOOLS—0.3%
Black & Decker Corp.	1,300	94,302

HEALTH CARE—PRODUCTS—2.5%
Hologic, Inc. *	1,300	83,668
Intuitive Surgical, Inc. *	100	25,400
Johnson & Johnson	5,300	335,278
Medtronic, Inc.	1,100	51,227
Zimmer Holdings, Inc. *	2,100	164,367

Total Health Care - Products		659,940

HEALTH CARE PROVIDERS & SERVICES—0.7%
Psychiatric Solutions, Inc. *	1,500	45,255
UnitedHealth Group, Inc.	2,600	132,184

Total Health Care Providers & Services		177,439

HOME BUILDERS—0.2%
KB Home	1,700	46,750

HOUSEHOLD PRODUCTS—0.6%
Avery-Dennison Corp.	1,700	88,094
Clorox Co.	1,400	85,848

Total Household Products		173,942

INSURANCE—1.5%
AMBAC Financial Group, Inc.	2,300	26,956
American International Group, Inc.	1,500	82,740
Lincoln National Corp.	1,400	76,104
Mercury General Corp.	2,700	129,843
Protective Life Corp.	2,000	79,480

Total Insurance		395,123

INTERNET—1.3% eBay, Inc. *	1,400	37,646
F5 Networks, Inc. *	2,000	47,060
Google Inc. Class A *	400	225,720
Yahoo, Inc. *	1,400	26,852

Total Internet		337,278

LEISURE TIME—0.2%
Brunswick Corp.	3,400	64,566

MACHINERY—0.8%
Caterpillar, Inc.	700	49,798
Graco, Inc.	2,100	71,862
Joy Global, Inc.	1,300	81,965

Total Machinery		203,625

MEDIA—0.2%
Comcast Corp., Class A *	2,400	43,584

METAL FABRICATE / HARDWARE—0.3%
Timken Co.	2,400	72,552

METALS & MINING—0.6%
Alcoa, Inc.	2,400	79,440
Cia Vale do Rio Doce	1,600	47,968
Freeport-McMoRan Copper & Gold, Inc.	500	44,515

Total Metals & Mining		171,923

MISCELLANEOUS MANUFACTURING—2.9%
3M Co.	500	39,825
Dover Corp.	3,700	149,332
General Electric Co.	7,100	251,411
ITT Corp.	900	53,487
Leggett & Platt, Inc.	4,200	79,884
Pentair, Inc.	3,200	101,632
Teleflex, Inc.	1,600	94,592

Total Miscellaneous Manufacturing		770,163

OIL & GAS—5.6%
Chevron Corp.	1,000	84,500
ConocoPhillips	3,900	313,248
Devon Energy Corp.	1,000	84,980
Exxon Mobil Corp.	6,200	535,679
Marathon Oil Corp.	2,700	126,495
Occidental Petroleum Corp.	2,000	135,740
Southwestern Energy Co. *	1,400	78,274
Sunoco, Inc.	1,900	118,180
XTO Energy, Inc.	500	25,970

Total Oil & Gas		1,503,066

OIL & GAS SERVICES—0.9%
Schlumberger Ltd.	2,000	150,920
Transocean, Inc.	150	18,390
Weatherford International Ltd. *	1,350	83,444

Total Oil & Gas Services		252,754

PACKAGING & CONTAINERS—0.7%
Bemis Co., Inc.	3,000	81,540
Packaging Corp. of America	1,100	26,664
Sonoco Products Co.	2,400	74,064

Total Packaging & Containers		182,268

PHARMACEUTICALS—1.8%
Abbott Laboratories	700	39,410
Bristol-Myers Squibb Co.	5,800	134,502
Eli Lilly & Co.	1,500	77,280
Express Scripts, Inc. *	800	53,992
Gilead Sciences, Inc. *	1,100	50,259
Merck & Co., Inc.	700	32,396
Wyeth	2,600	103,480

Total Pharmaceuticals		491,319

REAL ESTATE INVESTMENT TRUSTS—0.6%
Annaly Capital Management, Inc.	8,800	173,536

RETAIL—5.5%
Abercrombie & Fitch Co.	550	43,830
Coach, Inc. *	2,100	67,305
CVS Caremark Corp.	2,600	101,582
Foot Locker, Inc.	6,900	94,461
Gap, Inc.	5,900	112,808
Home Depot, Inc.	6,000	184,020
Jones Apparel Group, Inc.	4,700	78,960
Lowe’s Cos., Inc.	2,200	58,168
Ltd Brands, Inc.	6,000	114,540
Macy’s, Inc.	3,000	82,920
McDonald’s Corp.	700	37,485
Nordstrom, Inc.	1,000	38,900
Officemax, Inc.	5,500	136,235
Target Corp.	800	44,464
Walgreen Co.	1,100	38,621
Wal-Mart Stores, Inc.	4,800	244,224

Total Retail		1,478,523

SEMICONDUCTORS—1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	14,582	135,321
Analog Devices, Inc.	4,400	124,784
Intel Corp.	4,400	93,280
Maxim Integrated Products, Inc.	6,300	123,858

Total Semiconductors		477,243

SOFTWARE—2.9%
Autodesk, Inc. *	1,300	53,495
Automatic Data Processing, Inc.	1,800	73,026
Cerner Corp. *	1,300	68,120
Citrix Systems, Inc. *	2,000	69,240
Microsoft Corp.	10,800	352,080
Oracle Corp.*	4,000	82,200
Paychex, Inc.	2,000	65,440

Total Software		763,601

TELECOMMUNICATIONS—2.6%
Cisco Systems, Inc. *	10,000	245,000
Citizens Communications Co.	9,800	112,406
Corning, Inc.	1,900	45,733
Harris Corp.	1,000	54,690
Motorola, Inc.	2,800	32,284
Qualcomm, Inc.	2,100	89,082
Windstream Corp.	9,700	112,617

Total Telecommunications		691,812

THRIFTS & MORTGAGE FINANCE—0.5%
Astoria Financial Corp.	3,400	92,412
Federal Home Loan Mortgage Corp.	1,100	33,429

Total Thrifts & Mortgage Finance		125,841

TOBACCO—0.2%
Altria Group, Inc.	550	41,701

WATER UTILITIES—0.3%
Aqua America, Inc.	4,600	91,678

Total Common Stocks (Cost $15,233,331)		14,475,777

	NUMBER OF SHARES OR PAR VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS—4.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION—0.6%
Series 2617-GW
3.50%, 6/15/16	$159,224	159,095

FEDERAL NATIONAL MORTGAGE ASSOCIATION—1.7%
Series 1998-23, Class C
9.75%, 9/25/18	6,064	6,646
Series 2007-35, Class DH
5.00%, 9/25/33	439,360	441,301

Total Federal National Mortgage Association		447,947

WHOLE LOAN—2.2%
Banc of America Mortgage Securities, (Series 2004-A), Class 2A1
3.54%, 2/25/34	267,124	261,720
Indymac INDA Mortgage Loan Trust (Series 2005-AR1), Class 2A1
5.10%, 11/25/35	108,655	111,154
Morgan Stanley Mortgage Loan Trust, (Series 2004-1), Class 1A8
4.75%, 11/25/18	226,170	225,690

Total Whole Loan		598,564

Total Collateralized Mortgage Obligations (Cost $1,211,780)		1,205,606

CORPORATE BONDS—14.6%
AGRICULTURE—0.7%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	200,000	194,107

AUTO MANUFACTURERS—0.8%
Daimler Finance North America LLC.
5.75%, 9/08/11	200,000	208,321

BANKS—1.3%
SunTrust Capital III FRN
5.64%, 3/15/28	152,000	143,236
US Bank NA
5.92%, 5/25/12	184,141	197,748

Total Banks		340,984

COMMERCIAL SERVICES—0.9%
Iron Mountain, Inc.
6.63%, 1/01/16	250,000	239,375

DIVERSIFIED FINANCIAL SERVICES—2.0%
BankBoston Capital Trust III
5.74%, 6/15/27	170,000	147,469
Citigroup, Inc.
6.00%, 8/15/17	200,000	209,865
GMAC LLC
6.12%, 5/15/09	200,000	187,009

Total Diversified Financial Services		544,343

ELECTRIC UTILITIES—0.8%
CenterPoint Energy, Inc.
6.85%, 6/01/15	200,000	213,072

FOOD—1.1%
SYSCO Corp.
5.38%, 9/21/35	300,000	279,134

MEDIA—0.8%
COX Enterprises, Inc.
7.88%, 9/15/10 (2)(3)(4)	200,000	217,275

MUTUAL FUND—1.8%
Northeast Investors Trust	69,348	488,906

OIL & GAS—1.8%
Chesapeake Energy Corp.
6.88%, 1/15/16	200,000	200,000
Enterprise Products Operating LP
7.03%, 1/15/68	100,000	88,832
Pioneer Natural Resources Co.
6.88%, 5/01/18	200,000	195,067

Total Oil & Gas		483,899

TELECOMMUNICATIONS—2.6%
American Tower Systems Corp., Sr. Note,
7.13%, 10/15/12	500,000	515,001
Sprint Nextel Corp.
5.24%, 6/28/10	200,000	189,379

Total Telecommunications		704,380

Total Corporate Bonds (Cost $ 4,016,874)		3,913,796

MORTGAGE-BACKED SECURITIES—13.1%
COMMERCIAL MORTGAGE BACK SECURITY—0.8%
GS Mortgage Securities Corp., II (Series 2007-GG10), Class A2
5.78%, 8/10/45	200,000	202,343

FEDERAL HOME LOAN MORTGAGE CORPORATION—6.7%
Gold Pool A19412
5.00%, 3/01/34	410,068	409,324
Gold Pool A46082
5.00%, 7/01/35	390,191	389,240
Gold Pool A15865
5.50%, 11/01/33	304,973	309,662
Gold Pool A26407
6.00%, 9/01/34	653,305	671,312
Gold Pool E46188
6.50%, 4/01/08	5,647	5,678
Pool C00478
8.50%, 9/01/26	5,461	5,963

Total Federal Home Loan Mortgage Corporation		1,791,179

FEDERAL NATIONAL MORTGAGE ASSOCIATION—4.6%
Pool 797152
5.00%, 11/01/19	552,669	561,385
Pool 868574
5.50%, 4/01/36	608,231	617,964
Pool 533246
7.50%, 4/01/30	50,461	54,328
Pool 8245
8.00%, 12/01/08	1,520	1,531

Total Federal National Mortgage Association		1,235,208

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—1.0%
Pool 354765
7.00%, 2/15/24	112,376	120,437
Pool 354827
7.00%, 5/15/24	85,491	91,431
Pool 354677
7.50%, 10/15/23	67,354	73,003

Total Government National Mortgage Association		284,871

Total Mortgage-backed Securities (Cost $ 3,446,836)		3,513,601

U.S. TREASURY—6.5%
U.S. TREASURY BOND—1.3%
US Treasury Bonds
4.50%, 2/15/36	233,000	238,497
4.75%, 2/15/37	96,000	102,390

Total U.S. Treasury Bond		340,887

U.S. TREASURY NOTE—5.2%
US Treasury Note
3.25%, 12/31/09	200,000	204,250
4.00%, 2/15/14	40,000	42,181
4.25%, 9/30/12	300,000	319,641
4.50%, 11/15/15	100,000	107,563
4.50%, 2/15/16	300,000	322,499
4.50%, 5/15/17	200,000	214,063
4.88%, 6/30/12	170,000	185,380

Total U.S. Treasury Note		1,395,577

Total U.S. Treasury (Cost $ 1,625,890)		1,736,464

MUTUAL FUND—6.7% (1)(5)
MTB Prime Money Market Fund, Corporate Shares, 3.85%	1,789,125	1,789,125

Total Mutual Fund (Cost $ 1,789,126)		1,789,125

Total Investments—99.5% (Cost $ 27,323,837)		26,634,369

Other assets less liabilities—0.5%		125,753

Total Net Assets—100.0%		$26,760,122

MTB EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—98.2%
AIR FREIGHT & LOGISTICS—1.5%
United Parcel Service, Inc.	6,800	$497,488

BANKS—10.0%
Colonial BancGroup, Inc.	25,900	406,630
Cullen/Frost Bankers, Inc.	6,300	342,972
First Horizon National Corp.	12,100	262,207
Marshall & Ilsley Corp.	16,800	468,720
South Financial Group, Inc.	19,556	337,928
SunTrust Banks, Inc.	9,200	634,340
TCF Financial Corp.	14,300	303,875
Wilmington Trust Corp.	15,100	526,537

Total Banks		3,283,209

BUILDING MATERIALS—1.4%
Masco Corp.	20,100	460,893

CHEMICALS—8.1%
Ashland, Inc.	14,000	637,420
Cabot Corp.	10,600	315,138
PPG Industries, Inc.	5,400	356,886
Rohm & Haas Co.	12,800	682,880
RPM International, Inc.	18,100	391,684
Valspar Corp.	15,900	318,477

Total Chemicals		2,702,485

COMMERCIAL SERVICES—2.1%
H&R Block, Inc.	17,200	331,444
RR Donnelley & Sons Co.	10,700	373,323

Total Commercial Services		704,767

COMPUTERS—0.8%
Diebold, Inc.	10,400	269,152

DIVERSIFIED FINANCIAL SERVICES—0.3%
Federated Investors, Inc.	2,300	97,911

ELECTRIC UTILITIES—2.0%
DTE Energy Co.	7,200	307,080
SCANA Corp.	4,000	149,160
TECO Energy, Inc.	11,600	193,372

Total Electric Utilities		649,612

ELECTRONICS—0.9%
Molex, Inc.	13,000	312,520

ENVIRONMENTAL CONTROL—2.1%
Waste Management, Inc.	21,100	684,484

FOOD—6.7%
Campbell Soup Co.	15,900	502,599
ConAgra Foods, Inc.	14,200	305,726
Hershey Co.	15,900	575,580
Kraft Foods, Inc. Class A	20,350	595,441
McCormick & Co., Inc.	7,600	256,272

Total Food		2,235,618

FOREST PRODUCTS & PAPER—1.6%
International Paper Co.	16,600	535,350

Gas—0.9%
AGL Resources, Inc.	8,300	314,155

GAS UTILITIES—0.8%
NiSource, Inc.	14,400	273,456

HAND/MACHINE TOOLS—1.3%
Black & Decker Corp.	5,900	427,986

HEALTH CARE - PRODUCTS—1.5%
Johnson & Johnson	7,900	499,754

HOME BUILDERS—0.7%
KB HOME	8,400	231,000

HOUSEHOLD PRODUCTS—2.2%
Avery-Dennison Corp.	7,100	367,922
Clorox Co.	6,100	374,052

Total Household Products		741,974

INSURANCE—2.8%
Mercury General Corp.	12,000	577,080
Protective Life Corp.	9,100	361,634

Total Insurance		938,714

LEISURE TIME—1.0%
Brunswick Corp.	17,800	338,022

MACHINERY—0.9%
Graco, Inc.	9,200	314,824

METAL FABRICATE / HARDWARE—0.9%
Timken Co.	10,200	308,346

METALS & MINING—1.2%
Alcoa, Inc.	11,900	393,890

MISCELLANEOUS MANUFACTURING—8.1%
Dover Corp.	14,200	573,112
General Electric Co.	21,200	750,692
Leggett & Platt, Inc.	19,700	374,694
Pentair, Inc.	15,100	479,576
Teleflex, Inc.	8,800	520,256

Total Miscellaneous Manufacturing		2,698,330

OIL & GAS—6.1%
ConocoPhillips	7,600	610,432
Marathon Oil Corp.	9,600	449,760
Occidental Petroleum Corp.	7,300	495,451
Sunoco, Inc.	7,900	491,380

Total Oil & Gas		2,047,023

PACKAGING & CONTAINERS—2.5%
Bemis Co., Inc.	13,700	372,366
Packaging Corp. of America	4,700	113,928
Sonoco Products Co.	10,900	336,374

Total Packaging & Containers		822,668

PHARMACEUTICALS—3.8%
Bristol-Myers Squibb Co.	27,400	635,406
Eli Lilly & Co.	6,600	340,032
Wyeth	7,600	302,480

Total Pharmaceuticals		1,277,918

REAL ESTATE INVESTMENT TRUSTS—2.2%
Annaly Capital Management, Inc.	37,600	741,472

RETAIL—11.1%
Foot Locker, Inc.	32,000	438,080
Gap, Inc.	25,600	489,472
Home Depot, Inc.	20,800	637,936
Jones Apparel Group, Inc.	22,700	381,360
Ltd Brands, Inc.	28,700	547,883
OfficeMax, Inc.	22,600	559,802
Wal-Mart Stores, Inc.	12,800	651,264

Total Retail		3,705,797

SEMICONDUCTORS—5.1%
Analog Devices, Inc.	17,300	490,628
Maxim Integrated Products, Inc.	29,150	573,089
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	69,842	648,134

Total Semiconductors		1,711,851

SOFTWARE—2.0%
Automatic Data Processing, Inc.	8,700	352,959
Metavante Technologies, Inc. *	1	22
Paychex, Inc.	9,200	301,024

Total Software		654,005

TELECOMMUNICATIONS—3.0%
Citizens Communications Co.	42,900	492,063
Windstream Corp.	43,400	503,874

Total Telecommunications		995,937

THRIFTS & MORTGAGE FINANCE—1.4%
Astoria Financial Corp.	16,600	451,188

WATER UTILITIES—1.2%
Aqua America, Inc.	20,600	410,558

Total Common Stocks (cost $36,863,275)		32,732,357

	PRINCIPAL AMOUNT
MUTUAL FUND—1.4% (1)(5)
MTB Prime Money Market Fund, Corporate Shares, 3.85% (cost $453,004)	$453,004	453,004

Total Investments—99.6% (Cost $37,316,279)		33,185,361

Other assets less liabilities—0.4%		130,743

Total Net Assets—100.0%		$33,316,104

MTB LARGE CAP VALUE FUND

Schedule of Investments

January 31, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCK—94.5%

AEROSPACE & DEFENSE—5.0%
Lockheed Martin Corp.	37,405	$4,036,748
Raytheon Co.	62,000	4,038,680

TOTAL AEROSPACE & DEFENSE		8,075,428

BANKS—4.1%
Wachovia Corp.	57,100	2,222,903
Wells Fargo & Co.	127,200	4,326,072

TOTAL BANKS		6,548,975

BIOTECHNOLOGY—2.2%
Amgen, Inc. *	77,300	3,601,407

DIVERSIFIED FINANCIAL SERVICES—4.3%
Citigroup, Inc.	96,000	2,709,120
JPMorgan Chase & Co.	87,900	4,179,645

TOTAL DIVERSIFIED FINANCIAL SERVICES		6,888,765

ELECTRONICS—0.8%
Agilent Technologies, Inc. *	38,040	1,289,936

FOOD—1.2%
Kraft Foods, Inc. Class A	47,403	1,387,012
Tyson Foods, Inc. Class A	42,300	602,775

TOTAL FOOD		1,989,787

FOREST PRODUCTS & PAPER—1.4%
International Paper Co.	67,500	2,176,875

HEALTH CARE PROVIDERS & SERVICES—1.2%
Aetna, Inc.	34,900	1,858,774

HOUSEHOLD PRODUCTS—2.5%
Kimberly-Clark Corp.	60,400	3,965,260

INSURANCE—13.0%
AON Corp.	86,100	3,747,072
Genworth Financial, Inc.	200,300	4,875,302
Hartford Financial Services Group, Inc.	79,900	6,453,523
Loews Corp.	112,700	5,261,963
Radian Group, Inc.	51,700	472,538

TOTAL INSURANCE		20,810,398

INTERNET—0.7%
Liberty Media Corp. – Interactive *	71,700	1,140,747

IRON / STEEL—1.1%
United States Steel Corp.	17,100	1,746,081

MEDIA—9.0%
CBS Corp.	86,000	2,166,340
Clear Channel Communications, Inc.	48,700	1,495,577
Comcast Corp., Special-Class A *	183,850	3,307,462
Viacom, Inc., Class B *	190,900	7,399,284

TOTAL MEDIA		14,368,663

METALS & MINING—4.4%
Barrick Gold Corp.	136,000	7,002,640

MISCELLANEOUS MANUFACTURING—3.0%
Illinois Tool Works, Inc.	37,000	1,864,800
Ingersoll-Rand Co., Ltd.	76,400	3,019,328

TOTAL MISCELLANEOUS MANUFACTURING		4,884,128

OFFICE/BUSINESS EQUIPMENT—3.5%
Pitney Bowes, Inc.	154,300	5,662,810

OIL & GAS—11.0%
Apache Corp.	74,000	7,062,560
ConocoPhillips	20,560	1,651,379
Hess Corp.	32,000	2,906,560
Noble Energy, Inc.	82,600	5,995,108

TOTAL OIL & GAS		17,615,607

PHARMACEUTICALS—2.1%
Sanofi-Aventis SA ADR	82,400	3,369,336

ROAD & RAIL—2.7%
Union Pacific Corp.	35,300	4,413,559

SOFTWARE—6.6%
CA, Inc.	300,900	6,628,827
Microsoft Corp.	123,700	4,032,620

TOTAL SOFTWARE		10,661,447

TELECOMMUNICATIONS—7.6%
AT&T, Inc.	105,100	4,045,299
Motorola, Inc.	436,300	5,030,539
Sprint Nextel Corp.	131,000	1,379,430
Verizon Communications, Inc.	45,100	1,751,684

TOTAL TELECOMMUNICATIONS		12,206,952

THRIFTS & MORTGAGE FINANCE—3.9%
Federal Home Loan Mortgage Corp.	62,100	1,887,219
Federal National Mortgage Association	128,800	4,361,168

TOTAL THRIFTS & MORTGAGE FINANCE		6,248,387

TOBACCO—3.2%
Altria Group, Inc.	68,500	5,193,670

TOTAL COMMON STOCKS (COST $141,114,597)		151,719,632

	PRINCIPAL AMOUNT
MUTUAL FUND—5.4% (1)(5)
MTB Prime Money Market Fund, Corporate Shares, 3.85% (Cost $8,694,919)	$8,694,919	8,694,919

TOTAL INVESTMENTS—99.9% (COST $149,809,516)		160,414,551

Other assets less liabilities—0.1%		122,202

TOTAL NET ASSETS—100.0%		$160,536,753

MTB EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—99.5%
AEROSPACE & DEFENSE—2.4%
Boeing Co.	6,900	$573,942
General Dynamics Corp.	3,650	308,279
Goodrich Corp.	1,085	67,867
L-3 Communications Holdings, Inc.	1,050	116,372
Lockheed Martin Corp.	3,050	329,156
Northrop Grumman Corp.	3,000	238,080
Raytheon Co.	3,700	241,018
Rockwell Collins, Inc.	1,400	88,480
United Technologies Corp.	8,900	653,348

Total Aerospace & Defense		2,616,542

AGRICULTURE—0.4%
Archer-Daniels-Midland Co.	5,900	259,895
Reynolds American, Inc.	1,400	88,662
UST, Inc.	1,400	72,744

Total Agriculture		421,301

AIR FREIGHT & LOGISTICS—0.9%
FedEx Corp.	2,750	257,070
United Parcel Service, Inc.	9,400	687,704

Total Air Freight & Logistics		944,774

AIRLINES—0.1%
Southwest Airlines Co.	6,800	79,764

APPAREL—0.2%
Nike, Inc., Class B	3,400	209,984

AUTO MANUFACTURERS—0.4%
Ford Motor Co. *	18,200	120,848
General Motors Corp.	5,300	150,043
Paccar, Inc.	3,300	154,836

Total Auto Manufacturers		425,727

AUTO PARTS & EQUIPMENT—0.2%
Goodyear Tire & Rubber Co. *	2,200	55,374
Johnson Controls, Inc.	5,020	177,557

Total Auto Parts & Equipment		232,931

BANKS—6.0%
Banco Bilbao Vizcaya Argentaria SA	8	168
Bank of America Corp.	39,600	1,756,259
Bank of New York Mellon Corp.	10,100	470,963
BB&T Corp.	4,900	177,772
Capital One Financial Corp.	3,500	191,835
Comerica, Inc.	1,300	56,706
Commerce Bancorp, Inc.	1,600	60,976

Fifth Third Bancorp	4,600	124,660
First Horizon National Corp.	1,100	23,837
Guaranty Financial Group, Inc. *	300	4,170
Huntington Bancshares, Inc.	3,100	41,695
Keycorp	3,300	86,295
M&T Bank Corp.	650	59,651
Marshall & Ilsley Corp.	2,200	61,380
National City Corp.	5,400	96,066
Northern Trust Corp.	1,600	117,376
PNC Financial Services Group, Inc.	3,000	196,860
Regions Financial Corp.	6,000	151,440
State Street Corp.	3,425	281,261
SunTrust Banks, Inc.	3,150	217,193
US Bancorp	15,600	529,620
Wachovia Corp.	17,900	696,847
Wells Fargo & Co.	30,500	1,037,305
Zions Bancorporation	950	52,003

Total Banks		6,492,338

BEVERAGES—2.4%
Anheuser-Busch Cos., Inc.	6,500	302,380
Brown-Forman Corp.	700	44,086
Coca-Cola Co.	17,800	1,053,226
Coca-Cola Enterprises, Inc.	2,300	53,061
Constellation Brands, Inc. *	1,700	35,530
Molson Coors Brewing Co.	1,250	55,838
Pepsi Bottling Group, Inc.	1,300	45,305
PepsiCo, Inc.	14,500	988,755

Total Beverages		2,578,181

BIOTECHNOLOGY—0.9%
Amgen, Inc. *	9,800	456,582
Biogen Idec, Inc. *	2,600	158,470
Celgene Corp. *	3,500	196,385
Genzyme Corp. *	2,400	187,512
Millipore Corp. *	430	30,165

Total Biotechnology		1,029,114

BUILDING MATERIALS—0.1%
Masco Corp.	3,100	71,083
Trane, Inc.	1,500	67,170

Total Building Materials		138,253

CHEMICALS—1.9%
Air Products & Chemicals, Inc.	1,900	171,038
Ashland, Inc.	500	22,765
Dow Chemical Co.	8,300	320,878
EI Du Pont de Nemours & Co.	8,200	370,476
Eastman Chemical Co.	700	46,249
Ecolab, Inc.	1,500	72,375
Hercules, Inc.	1,000	17,530
International Flavors & Fragrances, Inc.	700	29,827
Monsanto Co.	4,925	553,767
PPG Industries, Inc.	1,390	91,865

Praxair, Inc.	2,900	234,639
Rohm & Haas Co.	1,075	57,351
Sherwin-Williams Co.	910	52,061
Sigma-Aldrich Corp.	1,100	54,626

Total Chemicals		2,095,447

COAL—0.2%
Consol Energy, Inc.	1,600	116,800
Peabody Energy Corp.	2,400	129,648

Total Coal		246,448

COMMERCIAL SERVICES—0.7%
Apollo Group, Inc. *	1,200	95,688
Convergys Corp. *	1,100	17,061
Equifax, Inc.	1,300	48,217
H&R Block, Inc.	2,600	50,102
McKesson Corp.	2,600	163,254
Monster Worldwide, Inc. *	1,100	30,635
Moody’s Corp.	1,900	66,481
Robert Half International, Inc.	1,450	40,281
RR Donnelley & Sons Co.	1,900	66,291
Western Union Co.	6,500	145,600

Total Commercial Services		723,610

COMPUTERS—4.3%
Apple, Inc. *	7,970	1,078,819
Cognizant Technology Solutions Corp. *	2,400	66,960
Computer Sciences Corp. *	1,600	67,712
Dell, Inc. *	20,200	404,808
EMC Corp. (Mass) *	18,700	296,769
Hewlett-Packard Co.	23,000	1,006,250
International Business Machines Corp.	12,380	1,328,869
International Game Technology	2,850	121,610
Lexmark International, Inc.*	800	28,968
Network Appliance, Inc. *	3,100	71,982
SanDisk Corp. *	1,900	48,355
Sun Microsystems, Inc. *	7,300	127,750
Teradata Corp. *	1,500	35,730

Total Computers		4,684,582

COSMETICS/PERSONAL CARE—2.2%
Avon Products, Inc.	3,700	129,574
Colgate-Palmolive Co.	4,600	354,200
Estee Lauder Cos., Inc., Class A	1,000	42,200
Procter & Gamble Co.	27,900	1,840,005

Total Cosmetics/personal Care		2,365,979

DISTRIBUTION/WHOLESALE—0.1%
Genuine Parts Co.	1,360	59,745
Grainger (WW), Inc.	605	48,140

Total Distribution/wholesale		107,885

DIVERSIFIED FINANCIAL SERVICES—6.8%
American Capital Strategies Ltd.	1,600	56,272
American Express Co.	10,300	507,996

Ameriprise Financial, Inc.	2,000	110,620
Bear Stearns Cos., Inc.	1,000	90,300
Charles Schwab Corp.	8,400	187,320
CIT Group, Inc.	1,600	44,736
Citigroup, Inc.	44,700	1,261,433
CME Group, Inc.	505	312,545
Countrywide Financial Corp.	5,500	38,280
Discover Financial Services	4,200	73,500
E*Trade Financial Corp. *	3,600	17,892
Federated Investors, Inc.	800	34,056
Franklin Resources, Inc.	1,425	148,528
Goldman Sachs Group, Inc.	3,550	712,734
InterContinentalExchange, Inc. *	640	89,574
Janus Capital Group, Inc.	1,300	35,113
JPMorgan Chase & Co.	30,200	1,436,009
Legg Mason, Inc.	1,200	86,400
Lehman Brothers Holdings, Inc.	4,700	301,599
Leucadia National Corp.	1,400	61,838
Merrill Lynch & Co., Inc.	7,700	434,280
Morgan Stanley	9,400	464,642
NYSE Euronext	2,325	182,861
SLM Corp.	4,300	93,525
SPDR Trust Series 1	3,200	439,584
T Rowe Price Group, Inc.	2,350	118,887

Total Diversified Financial Services		7,340,524

ELECTRIC UTILITIES—3.2%
AES Corp. *	6,000	114,480
Allegheny Energy, Inc.	1,400	76,706
Ameren Corp.	1,700	76,177
American Electric Power Co., Inc.	3,400	145,622
Calpine Corp. *	1,900	361
CenterPoint Energy, Inc.	2,660	42,587
CMS Energy Corp.	1,700	26,639
Consolidated Edison, Inc.	2,300	100,234
Constellation Energy Group, Inc.	1,550	145,638
Dominion Resources, Inc.	5,200	223,600
DTE Energy Co.	1,445	61,629
Duke Energy Corp.	11,308	211,007
Dynegy, Inc. *	3,700	25,974
Edison International	2,765	144,222
Entergy Corp.	1,700	183,906
Exelon Corp.	5,850	445,711
FirstEnergy Corp.	2,750	195,855
FPL Group, Inc.	3,600	232,128
Integrys Energy Group, Inc.	600	29,172
Pepco Holdings, Inc.	1,600	40,736
PG&E Corp.	3,300	135,432
Pinnacle West Capital Corp.	900	34,578
PPL Corp.	3,230	158,012
Progress Energy, Inc. *	825	285
Progress Energy, Inc.	2,127	96,077
Public Service Enterprise Group, Inc.	2,250	216,000

Southern Co.	6,700	243,545
TECO Energy, Inc.	1,600	26,672
Xcel Energy, Inc.	3,500	72,765

Total Electric Utilities		3,505,750

ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Emerson Electric Co.	7,000	355,880

ELECTRONICS—0.6%
Agilent Technologies, Inc. *	3,500	118,685
Applera Corp.-Applied Biosystem Group	1,540	48,556
Jabil Circuit, Inc.	2,300	30,475
Molex, Inc.	1,150	27,646
PerkinElmer, Inc.	1,030	25,637
Thermo Fisher Scientific, Inc.	3,700	190,512
Tyco Electronics Ltd. (Bermuda)	4,300	145,383
Waters Corp. *	850	48,833

Total Electronics		635,727

ENGINEERING & CONSTRUCTION—0.2%
Fluor Corp.	800	97,336
Jacobs Engineering Group, Inc. *	1,075	82,173

Total Engineering & Construction		179,509

ENVIRONMENTAL CONTROL—0.2%
Allied Waste Industries, Inc. *	2,600	25,610
Waste Management, Inc.	4,600	149,224

Total Environmental Control		174,834

FOOD—1.7%
Campbell Soup Co.	1,800	56,898
ConAgra Foods, Inc.	4,200	90,426
Dean Foods Co.	1,100	30,800
General Mills, Inc.	2,900	158,369
H.J. Heinz Co.	2,800	119,168
Hershey Co.	1,470	53,214
Kellogg Co.	2,200	105,380
Kraft Foods, Inc. Class A	13,700	400,862
Kroger Co.	6,000	152,700
McCormick & Co., Inc.	1,000	33,720
Safeway Inc.	3,900	120,861
Sara Lee Corp.	6,220	87,453
SUPERVALU, Inc.	1,800	54,108
SYSCO Corp.	5,500	159,775
Tyson Foods, Inc. Class A	2,300	32,775
Whole Foods Market, Inc.	1,200	47,328
WM Wrigley Jr Co.	2,000	114,860

Total Food		1,818,697

FOREST PRODUCTS & PAPER—0.3%
International Paper Co.	3,600	116,100
MeadWestvaco Corp.	1,600	44,800
Plum Creek Timber Co., Inc.	1,550	64,713
Temple-Inland, Inc.	200	3,750
Weyerhaeuser Co.	1,750	118,510

Total Forest Products & Paper		347,873

GAS UTILITIES—0.2%
Nicor, Inc.	340	13,940
NiSource, Inc.	2,500	47,475
Sempra Energy	2,300	128,570

Total Gas Utilities		189,985

HAND/MACHINE TOOLS—0.1%
Black & Decker Corp.	575	41,710
Snap-On, Inc.	480	23,578
Stanley Works	700	35,952

Total Hand/machine Tools		101,240

HEALTH CARE—PRODUCTS—2.1%
Johnson & Johnson	25,700	1,625,782
Medtronic, Inc.	10,100	470,357
Zimmer Holdings, Inc. *	2,000	156,540

Total Health Care - Products		2,252,679

HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
Baxter International, Inc.	5,600	340,144
Becton, Dickinson & Co.	2,155	186,472
Boston Scientific Corp. *	11,400	138,282
Covidien Ltd. (Bermuda)	4,400	196,372
CR Bard Inc.	850	82,085
St. Jude Medical, Inc. *	2,900	117,479
Stryker Corp.	2,000	133,940
Varian Medical Systems, Inc. *	1,000	51,990

Total Health Care Equipment & Supplies		1,246,764

HEALTH CARE PROVIDERS & SERVICES—1.5%
Aetna, Inc.	4,500	239,670
Coventry Health Care, Inc. *	1,450	82,041
Humana, Inc. *	1,450	116,435
Laboratory Corp. of America Holdings *	1,000	73,880
Patterson Cos., Inc. *	1,100	35,244
Quest Diagnostic, Inc.	1,300	64,116
Tenet Healthcare Corp. *	4,100	18,163
UnitedHealth Group, Inc.	11,600	589,744
WellPoint, Inc. *	5,200	406,640

Total Health Care Providers & Services		1,625,933

HOME BUILDERS—0.1%
Centex Corp.	1,000	27,780
DR Horton, Inc.	2,300	39,675
KB Home	700	19,250
Lennar Corp.	1,100	22,660
Pulte Homes, Inc.	1,700	27,778

Total Home Builders		137,143

HOME FURNISHINGS—0.1%
Harman International Industries, Inc.	575	26,778
Whirlpool Corp.	625	53,194

Total Home Furnishings		79,972

HOTELS, RESTAURANTS & LEISURE—0.2%
Marriott International, Inc., Class A.	2,800	100,688
Starwood Hotels & Resorts Worldwide, Inc.	1,800	81,450
Wyndham Worldwide Corp.	1,800	42,408

Total Hotels, Restaurants & Leisure		224,546

HOUSEHOLD PRODUCTS—0.5%
Avery-Dennison Corp.	900	46,638
Clorox Co.	1,200	73,584
Fortune Brands, Inc.	1,250	87,400
Kimberly-Clark Corp.	3,700	242,905
Newell Rubbermaid, Inc.	2,250	54,270

Total Household Products		504,797

INFORMATION TECHNOLOGY—0.1%
Affiliated Computer Services, Inc. *	900	43,875
Electronic Data Systems Corp.	4,225	84,923
Unisys Corp. *	3,000	12,480

Total Information Technology		141,278

INSURANCE—4.4%
ACE Ltd.	3,000	175,020
Aflac, Inc.	4,400	269,852
Allstate Corp.	5,200	256,204
AMBAC Financial Group, Inc.	850	9,962
American International Group, Inc.	22,700	1,252,132
AON Corp.	2,430	105,754
Assurant, Inc.	900	58,401
Chubb Corp.	3,250	168,318
Cigna Corp.	2,350	115,526
Cincinnati Financial Corp.	1,400	53,956
Genworth Financial, Inc.	3,700	90,058
Hartford Financial Services Group, Inc.	2,900	234,233
Lincoln National Corp.	2,200	119,592
Loews Corp.	3,900	182,091
Marsh & McLennan Cos., Inc.	4,680	129,168
MBIA, Inc.	1,000	15,500
MetLife, Inc.	6,600	389,202
MGIC Investment Corp.	700	12,950
Principal Financial Group, Inc.	2,300	137,103
Progressive Corp.	6,200	115,072
Prudential Financial, Inc.	3,925	331,152
Safeco Corp.	825	44,030
The Travelers Cos., Inc.	5,800	278,980
Torchmark Corp.	800	48,848
Unum Group	2,900	65,598
XL Capital Ltd., Class A	1,650	74,250

Total Insurance		4,732,952

INTERNET—1.9%
Akamai Technologies, Inc. *	1,700	51,340
Amazon.Com, Inc.*	2,750	213,675
eBay, Inc. *	10,400	279,656
Expedia, Inc. *	1,800	41,436

Google Inc. Class A *	2,085	1,176,566
IAC/InterActive Corp. *	1,600	41,504
VeriSign, Inc. *	2,000	67,840
Yahoo!, Inc. *	12,100	232,078

Total Internet		2,104,095

IRON / STEEL—0.3%
Allegheny Technologies, Inc.	925	65,120
Nucor Corp.	2,500	144,500
United States Steel Corp.	1,100	112,321

Total Iron / Steel		321,941

LEISURE TIME—0.3%
Brunswick Corp.	800	15,192
Carnival Corp.	3,900	173,511
Harley-Davidson, Inc.	2,100	85,218

Total Leisure Time		273,921

MACHINERY—0.9%
Caterpillar, Inc.	5,800	412,612
Cummins, Inc.	1,800	86,904
Deere & Co.	3,925	344,458
Manitowoc Co., Inc./The	1,100	41,932
Rockwell Automation, Inc.	1,350	76,977
Terex Corp. *	950	55,822

Total Machinery		1,018,705

MEDIA—2.8%
CBS Corp.	6,100	153,659
Clear Channel Communications, Inc.	4,700	144,337
Comcast Corp., Class A *	27,300	495,768
DIRECTV Group, Inc. *	6,200	139,996
EW Scripps Co.	700	28,504
Gannett Co., Inc.	1,900	70,300
Interpublic Group of Cos, Inc. *	3,900	34,827
McGraw-Hill Cos., Inc.	2,800	119,728
Meredith Corp.	360	16,916
New York Times Co.	1,270	21,260
News Corp., Inc., Class A	20,300	383,670
Omnicom Group, Inc.	2,900	131,573
Time Warner, Inc.	32,500	511,550
Viacom, Inc., Class B *	5,900	228,684
Walt Disney Co.	17,300	517,789
Washington Post Class B	60	44,640

Total Media		3,043,201

METALS & MINING—0.9%
Alcoa, Inc.	7,600	251,560
Freeport-McMoRan Copper & Gold, Inc.	3,450	307,154
Newmont Mining Corp.	4,050	220,077
Precision Castparts Corp.	1,225	139,405
Titanium Metals Corp.	800	17,392
Vulcan Materials Co.	900	70,614

Total Metals & Mining		1,006,202

MISCELLANEOUS MANUFACTURING—5.0%
3M Co.	6,400	509,760
Cooper Industries Ltd., Class A	1,500	66,810
Danaher Corp.	2,250	167,513
Dover Corp.	1,760	71,034
Eastman Kodak Co.	2,400	47,832
Eaton Corp.	1,250	103,450
General Electric Co.	90,600	3,208,145
Honeywell International, Inc.	6,600	389,862
Illinois Tool Works, Inc.	3,700	186,480
Ingersoll-Rand Co., Ltd.	2,700	106,704
ITT Industries Incorporated	1,500	89,145
Leggett & Platt, Inc.	1,900	36,138
Pall Corp.	980	36,152
Parker-Hannifin Corp.	1,500	101,415
Textron Inc.	2,170	121,629
Tyco International Ltd. (Bermuda)	4,475	176,136

Total Miscellaneous Manufacturing		5,418,205

OFFICE/BUSINESS EQUIPMENT—0.2%
Pitney Bowes, Inc.	1,800	66,060
Xerox Corp.	8,200	126,280

Total Office/business Equipment		192,340

OIL & GAS—9.5%
Anadarko Petroleum Corp.	4,100	240,219
Apache Corp.	2,900	276,776
Chesapeake Energy Corp.	3,900	145,197
Chevron Corp.	19,000	1,605,499
ConocoPhillips	14,225	1,142,552
Devon Energy Corp.	4,000	339,920
ENSCO International, Inc.	1,300	66,456
EOG Resources, Inc.	2,200	192,500
Exxon Mobil Corp.	49,100	4,242,239
Hess Corp.	2,450	222,534
Marathon Oil Corp.	6,300	295,155
Murphy Oil Corp.	1,600	117,664
Nabors Industries Ltd. *	2,300	62,606
Noble Corp.	2,250	98,483
Noble Energy, Inc.	1,500	108,870
Occidental Petroleum Corp.	7,500	509,025
Range Resources Corp.	1,400	73,108
Rowan Cos., Inc.	900	30,636
Sunoco, Inc.	1,000	62,200
Tesoro Corp.	1,400	54,670
Valero Energy Corp.	4,900	290,031
XTO Energy, Inc.	4,200	218,148

Total Oil & Gas		10,394,488

OIL & GAS SERVICES—2.0%
Baker Hughes, Inc.	2,800	181,804
BJ Services Co.	2,450	53,288
Cameron International Corp. *	1,849	74,441

Halliburton Co.	7,800	258,726
National Oilwell Varco, Inc. *	3,175	191,230
Schlumberger Ltd.	10,700	807,421
Smith International, Inc.	1,800	97,578
Transocean, Inc.	2,850	349,410
Weatherford International Ltd. *	3,000	185,430

Total Oil & Gas Services		2,199,328

PACKAGING & CONTAINERS—0.1%
Ball Corp.	860	39,464
Bemis Co., Inc.	820	22,288
Pactiv Corp. *	1,050	30,041
Sealed Air Corp.	1,364	35,669

Total Packaging & Containers		127,462

PHARMACEUTICALS—5.8%
Abbott Laboratories	13,900	782,570
Allergan, Inc.	2,750	184,773
AmerisourceBergen Corp.	1,600	74,640
Barr Pharmaceuticals, Inc. *	900	46,971
Bristol-Myers Squibb Co.	17,700	410,463
Cardinal Health, Inc.	3,250	188,403
Eli Lilly & Co.	8,800	453,376
Express Scripts, Inc. *	2,200	148,478
Forest Laboratories, Inc. *	2,850	113,345
Gilead Sciences, Inc. *	8,300	379,227
Hospira, Inc. *	1,300	53,443
King Pharmaceuticals, Inc. *	2,133	22,375
Medco Health Solutions, Inc. *	4,900	245,392
Merck & Co., Inc.	19,500	902,460
Mylan Laboratories, Inc.	2,900	43,239
Pfizer, Inc.	61,200	1,431,467
Schering-Plough Corp.	14,500	283,765
Watson Pharmaceuticals, Inc. *	900	23,499
Wyeth	11,900	473,620

Total Pharmaceuticals		6,261,506

PIPELINES—0.4%
El Paso Corp.	5,900	97,232
Questar Corp.	1,500	76,365
Spectra Energy Corp.	5,398	123,290
Williams Cos., Inc.	5,400	172,638

Total Pipelines		469,525

REAL ESTATE INVESTMENT TRUSTS—1.0%
Apartment Investment & Management Co.	800	31,712
Avalonbay Communities, Inc.	675	63,416
Boston Properties, Inc.	1,100	101,112
CB Richard Ellis Services, Inc. *	1,700	32,997
Developers Diversified Realty Corp.	1,100	45,265
Equity Residential	2,400	89,784
General Growth Properties, Inc.	2,300	83,996
Host Hotels & Resorts, Inc.	4,300	71,982
Kimco Realty Corp.	2,100	75,201

Prologis	2,250	133,538
Public Storage	1,050	82,163
Simon Property Group, Inc.	1,950	174,290
Vornado Realty Trust	1,200	108,480

Total Real Estate Investment Trusts		1,093,936

RETAIL—5.5%
Abercrombie & Fitch Co.	750	59,768
AutoNation, Inc. *	1,300	21,164
Autozone, Inc. *	400	48,352
Bed Bath & Beyond, Inc. *	2,400	77,376
Best Buy Co., Inc.	3,000	146,430
Big Lots, Inc. *	1,100	19,096
Circuit City Stores, Inc.	1,750	9,520
Coach, Inc. *	3,300	105,765
Costco Wholesale Corp.	4,000	271,760
CVS Caremark Corp.	13,400	523,537
Darden Restaurants, Inc.	1,200	33,984
Dillard’s, Inc., Class A	600	11,898
Family Dollar Stores, Inc.	1,250	26,288
GameStop Corp. Class A *	1,320	68,284
Gap, Inc.	4,400	84,128
Home Depot, Inc.	15,200	466,184
JC Penney Co., Inc.	1,900	90,079
Jones Apparel Group, Inc.	900	15,120
Kohl’s Corp. *	2,700	123,228
Liz Claiborne, Inc.	840	18,388
Lowe’s Cos., Inc.	13,400	354,296
Ltd Brands, Inc.	2,900	55,361
Macy’s, Inc.	3,800	105,032
McDonald’s Corp.	10,900	583,694
Nordstrom, Inc.	1,700	66,130
Office Depot, Inc. *	2,400	35,592
OfficeMax, Inc.	625	15,481
Polo Ralph Lauren Corp.	500	30,295
RadioShack Corp.	1,100	19,085
Sears Holdings Corp. *	650	71,819
Staples, Inc.	6,300	150,822
Starbucks Corp. *	6,800	128,588
Target Corp.	7,500	416,850
Tiffany & Co.	1,200	47,880
TJX Cos., Inc.	3,800	119,928
Walgreen Co.	8,900	312,479
Wal-Mart Stores, Inc.	21,300	1,083,743
Wendy’s International, Inc.	825	20,147
Yum! Brands, Inc.	4,300	146,888

Total Retail		5,984,459

ROAD & RAIL—0.7%
Burlington Northern Santa Fe Corp.	2,625	227,115
Norfolk Southern Corp.	3,400	184,926
Ryder System, Inc.	470	24,468
Union Pacific Corp.	2,300	287,569

Total Road & Rail		724,078

SEMICONDUCTORS—2.5%
Advanced Micro Devices, Inc. *	5,600	42,784
Altera Corp.	3,000	50,670
Analog Devices, Inc.	2,700	76,572
Applied Materials, Inc.	12,300	220,416
Broadcom Corp., Class A *	4,400	97,152
Intel Corp.	52,900	1,121,480
Kla-Tencor Corp.	1,600	66,848
Linear Technology Corp.	2,100	58,107
LSI Logic Corp. *	6,000	31,320
MEMC Electronic Materials, Inc. *	2,050	146,493
Microchip Technology, Inc.	1,900	60,629
Micron Technology, Inc. *	7,100	49,913
National Semiconductor Corp.	2,170	39,993
Novellus Systems, Inc. *	1,000	23,760
Nvidia Corp. *	5,000	122,950
QLogic Corp. *	1,400	20,020
Teradyne, Inc. *	1,500	16,455
Texas Instruments, Inc.	12,800	395,904
Xilinx, Inc.	2,500	54,675

Total Semiconductors		2,696,141

SOFTWARE—4.1%
Adobe Systems, Inc. *	5,200	181,636
Autodesk, Inc. *	2,000	82,300
Automatic Data Processing, Inc.	4,500	182,565
BMC Software, Inc. *	1,700	54,468
CA, Inc.	3,558	78,383
Citrix Systems, Inc. *	1,748	60,516
Compuware Corp. *	2,900	24,650
Electronic Arts, Inc. *	2,850	135,005
Fidelity National Information Services, Inc.	1,400	59,430
Fiserv, Inc. *	1,450	74,487
IMS Health, Inc.	1,650	39,419
Intuit, Inc. *	2,850	87,467
Metavante Technologies, Inc. *	100	2,215
Microsoft Corp.	72,500	2,363,499
Novell, Inc. *	2,925	18,603
Oracle Corp.*	35,400	727,469
Paychex, Inc.	2,800	91,616
Symantec Corp. *	7,500	134,475
Total System Services, Inc.	1,851	42,758

Total Software		4,440,961

TELECOMMUNICATIONS—6.0%
American Tower Corp., Class A *	3,600	135,108
AT&T, Inc.	54,500	2,097,705
CenturyTel, Inc.	900	33,219
Ciena Corp. *	685	18,584
Cisco Systems, Inc. *	54,600	1,337,700
Citizens Communications Co.	2,600	29,822
Corning, Inc.	14,200	341,794
Embarq Corp.	1,200	54,360
JDS Uniphase Corp. *	1,800	18,738

Juniper Networks, Inc. *	4,900	133,035
Motorola, Inc.	20,300	234,059
QUALCOMM, Inc.	14,600	619,332
Qwest Communications International, Inc.	13,700	80,556
Sprint Nextel Corp.	25,400	267,462
Tellabs, Inc. *	3,700	25,234
Verizon Communications, Inc.	26,000	1,009,840
Windstream Corp.	3,853	44,733

Total Telecommunications		6,481,281

TEXTILES & APPAREL—0.1%
Cintas Corp.	1,100	36,102
VF Corp.	750	58,028

Total Textiles & Apparel		94,130

THRIFTS & MORTGAGE FINANCE—0.7%
Federal Home Loan Mortgage Corp.	5,900	179,301
Federal National Mortgage Association	9,100	308,126
Hudson City Bancorp, Inc.	4,400	72,072
Sovereign Bancorp, Inc.	3,200	39,904
Washington Mutual, Inc.	8,100	161,352

Total Thrifts & Mortgage Finance		760,755

TOBACCO—1.3%
Altria Group, Inc.	18,900	1,432,998

TOYS/GAMES/HOBBIES—0.1%
Hasbro, Inc.	1,300	33,761
Mattel, Inc.	3,300	69,333

Total Toys/games/hobbies		103,094

TRANSPORTATION—0.3%
CH Robinson Worldwide, Inc.	1,500	83,310
CSX Corp.	3,600	174,528
Expeditors International Washington, Inc.	2,050	96,945

Total Transportation		354,783

Total Common Stocks (Cost $88,544,493)		107,986,478

WARRANTS—0.0%
Mirant Corp. *	4,169	0
Seagate Technology, Inc. *	2,330	0

Total Warrants (Cost $0)		0

	PRINCIPAL AMOUNT
MUTUAL FUND—0.6%
Dreyfus Cash Management Fund, Institutional Shares, 4.13% (1)	$53,218	53,218
MTB Prime Money Market Fund, Corporate Shares, 3.85% (1)(5)	547,237	547,237

Total Mutual Fund (Cost $600,455)		600,455

Total Investments—100.1% (Cost $89,144,948)		108,586,933

Other assets less liabilities—(0.1%)		(101,064)

Total Net Assets—100.0%		$108,485,869

MTB LARGE CAP STOCK FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—99.3%
AEROSPACE & DEFENSE—1.6%
Lockheed Martin Corp.	23,000	$2,482,160

AGRICULTURE—2.5%
Altria Group, Inc.	49,800	3,775,836

BANKS—4.1%
Bank of America Corp.	95,500	4,235,425
Wachovia Corp.	37,500	1,459,875
Wells Fargo & Co.	19,000	646,190

Total Banks		6,341,490

BEVERAGES—5.0%
Coca-Cola Co.	69,900	4,135,983
PepsiCo, Inc.	53,000	3,614,070

Total Beverages		7,750,053

CHEMICALS—0.5%
Monsanto Co.	7,300	820,812

COMPUTERS—5.7%
Apple, Inc. *	15,500	2,098,080
EMC Corp. (Mass) *	49,800	790,326
Hewlett-Packard Co.	64,600	2,826,250
International Business Machines Corp.	28,000	3,005,520

Total Computers		8,720,176

COSMETICS/PERSONAL CARE—3.6%
Estee Lauder Cos., Inc., Class A	21,700	915,740
Procter & Gamble Co.	69,200	4,563,740

Total Cosmetics/personal Care		5,479,480

DIVERSIFIED FINANCIAL SERVICES—8.4%
CIT Group, Inc.	50,000	1,398,000
Citigroup, Inc.	95,300	2,689,366
Goldman Sachs Group, Inc.	7,800	1,566,006
JPMorgan Chase & Co.	55,989	2,662,277
Lehman Brothers Holdings, Inc.	28,000	1,796,760
Merrill Lynch & Co., Inc.	12,000	676,800
Morgan Stanley	43,200	2,135,376

Total Diversified Financial Services		12,924,585

ELECTRIC UTILITIES—0.4%
AES Corp. *	34,500	658,260

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Emerson Electric Co.	24,000	1,220,160

ENGINEERING & CONSTRUCTION—1.6%
Foster Wheeler Ltd. *	17,000	1,163,990
McDermott International, Inc. *	28,000	1,321,040

Total Engineering & Construction		2,485,030

FOOD—0.6%
Kraft Foods, Inc. Class A	32,000	936,320

HAND/MACHINE TOOLS—0.3%
Kennametal, Inc.	17,000	520,710

HEALTH CARE - PRODUCTS—5.0%
Hologic, Inc. *	20,124	1,295,181
Johnson & Johnson	65,500	4,143,530
Resmed, Inc. *	17,000	791,860
Zimmer Holdings, Inc. *	19,500	1,526,265

Total Health Care - Products		7,756,836

HEALTH CARE PROVIDERS & SERVICES—0.7%
Psychiatric Solutions, Inc. *	37,000	1,116,290

INSURANCE—3.0%
American International Group, Inc.	60,000	3,309,600
Lincoln National Corp.	23,600	1,282,896

Total Insurance		4,592,496

INTERNET—2.2%
Google Inc. Class A *	6,000	3,385,800

IRON / STEEL—0.7%
Cleveland-Cliffs, Inc.	10,300	1,048,952

LEISURE TIME—1.0%
Carnival Corp.	33,000	1,468,170

MACHINERY—1.6%
Cummins, Inc.	19,000	917,320
Rockwell Automation, Inc.	28,400	1,619,368

Total Machinery		2,536,688

MEDIA—1.4%
Comcast Corp., Class A *	46,500	844,440
News Corp., Inc., Class A	67,013	1,266,546

Total Media		2,110,986

METALS & MINING—1.1%
Cia Vale do Rio Doce	15,500	464,690
Precision Castparts Corp.	10,900	1,240,420

Total Metals & Mining		1,705,110

MISCELLANEOUS MANUFACTURING—6.4%
3M Co.	24,000	1,911,600
General Electric Co.	182,000	6,444,620
Harsco Corp.	25,000	1,423,000

Total Miscellaneous Manufacturing		9,779,220

OIL & GAS—12.2%
Chevron Corp.	47,500	4,013,750
ConocoPhillips	42,000	3,373,440
ENSCO International, Inc.	29,700	1,518,264
EOG Resources, Inc.	26,751	2,340,713
Exxon Mobil Corp.	87,500	7,559,999

Total Oil & Gas		18,806,166

OIL & GAS SERVICES—1.6%
Schlumberger Ltd.	33,000	2,490,180

PHARMACEUTICALS—6.8%
Abbott Laboratories	26,500	1,491,950
Eli Lilly & Co.	20,000	1,030,400
Express Scripts, Inc. *	33,500	2,260,915
Gilead Sciences, Inc. *	34,000	1,553,460
Merck & Co., Inc.	13,300	615,524
Pfizer, Inc.	94,857	2,218,705
Wyeth	34,000	1,353,200

Total Pharmaceuticals		10,524,154

RETAIL—4.8%
Abercrombie & Fitch Co.	12,000	956,280
Coach, Inc. *	20,500	657,025
Home Depot, Inc.	49,000	1,502,830
Macy’s, Inc.	36,500	1,008,860
Target Corp.	14,900	828,142
Wal-Mart Stores, Inc.	46,700	2,376,096

Total Retail		7,329,233

ROAD & RAIL—1.2%
Burlington Northern Santa Fe Corp.	20,600	1,782,312

SEMICONDUCTORS—2.1%
Intel Corp.	100,127	2,122,692
Texas Instruments, Inc.	33,500	1,036,155

Total Semiconductors		3,158,847

SOFTWARE—4.9%
Allscripts Healthcare Solutions, Inc. *	29,500	437,485
Autodesk, Inc. *	18,500	761,275
Cerner Corp. *	24,500	1,283,800
Microsoft Corp.	155,000	5,053,000

Total Software		7,535,560

TELECOMMUNICATIONS—7.5%
AT&T, Inc.	71,073	2,735,600
Cisco Systems, Inc. *	145,500	3,564,750
Harris Corp.	30,000	1,640,700
Qualcomm, Inc.	38,300	1,624,686
Verizon Communications, Inc.	49,511	1,923,007

Total Telecommunications		11,488,743

Total Common Stocks (Cost $113,892,419)		152,730,815

Total Investments—99.3% (Cost $113,892,419)		152,730,815

Other assets less liabilities—0.7%		1,035,469

Total Net Assets—100.0%		$153,766,284

MTB LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—98.7%
AEROSPACE & DEFENSE—1.4%
Boeing Co.	3,900	$324,402
United Technologies Corp.	8,500	623,985

Total Aerospace & Defense		948,387

AGRICULTURE—0.5%
Altria Group, Inc.	5,000	379,100

AIR FREIGHT & LOGISTICS—0.8%
United Parcel Service, Inc.	8,000	585,280

APPAREL—0.5%
Nike, Inc., Class B	5,800	358,208

BANKS—0.3%
Zions Bancorporation	3,700	202,538

BEVERAGES—2.9%
Coca-Cola Co.	14,300	846,131
PepsiCo, Inc.	17,700	1,206,963

Total Beverages		2,053,094

BIOTECHNOLOGY—1.5%
Amgen, Inc. *	11,400	531,126
Genentech, Inc. *	7,600	533,444

Total Biotechnology		1,064,570

CHEMICALS—0.3%
Monsanto Co.	1,800	202,392

COAL—0.5%
Peabody Energy Corp.	6,400	345,728

COMMERCIAL SERVICES—0.6%
Ritchie Bros. Auctioneers, Inc.	5,000	414,950

COMPUTERS—6.6%
Apple, Inc. *	10,000	1,353,600
Dell, Inc. *	26,800	537,072
EMC Corp. (Mass) *	60,000	952,200
Hewlett-Packard Co.	15,000	656,250
International Business Machines Corp.	10,500	1,127,070

Total Computers		4,626,192

COSMETICS/PERSONAL CARE—2.7%
Colgate-Palmolive Co.	5,000	385,000
Procter & Gamble Co.	23,300	1,536,635

Total Cosmetics/personal Care		1,921,635

DIVERSIFIED FINANCIAL SERVICES—5.2%
Affiliated Managers Group, Inc. *	2,400	235,944
American Express Co.	11,400	562,248
CIT Group, Inc.	24,200	676,632
Federal Home Loan Mortgage Corp.	11,400	346,446
Goldman Sachs Group, Inc.	5,700	1,144,389
InterContinentalExchange, Inc. *	5,100	713,796

Total Diversified Financial Services		3,679,455

ELECTRIC UTILITIES—1.0%
AES Corp. *	38,000	725,040

ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Emerson Electric Co.	15,200	772,768

ELECTRONICS—0.9%

Arrow Electronics, Inc. *	19,500	667,290

ENGINEERING & CONSTRUCTION—1.3%
Foster Wheeler Ltd. *	5,400	369,738
McDermott International, Inc. *	12,200	575,596

Total Engineering & Construction		945,334

FOOD - 1.7%
Hershey Co.	10,100	365,620
Kraft Foods, Inc. Class A	28,700	839,762

Total Food		1,205,382

HEALTH CARE - PRODUCTS - 8.1%
Hologic, Inc. *	14,300	920,348
Intuitive Surgical, Inc. *	1,400	355,600
Johnson & Johnson	33,100	2,093,906
Medtronic, Inc.	12,300	572,811
Zimmer Holdings, Inc. *	22,100	1,729,767

Total Health Care - Products		5,672,432

HEALTH CARE PROVIDERS & SERVICES—2.5%
Psychiatric Solutions, Inc. *	15,600	470,652
UnitedHealth Group, Inc.	25,800	1,311,672

Total Health Care Providers & Services		1,782,324

INSURANCE—2.6%
AMBAC Financial Group, Inc.	23,600	276,592
American International Group, Inc.	13,400	739,144
Lincoln National Corp.	15,200	826,272

Total Insurance		1,842,008

INTERNET—5.1%
eBay, Inc. *	12,400	333,436
F5 Networks, Inc. *	22,500	529,425
Google Inc. Class A *	4,300	2,426,490
Yahoo!, Inc. *	13,500	258,930

Total Internet		3,548,281

MACHINERY—1.9%
Caterpillar, Inc.	6,800	483,752
Joy Global, Inc.	13,100	825,955

Total Machinery		1,309,707

MEDIA—0.6%
Comcast Corp., Class A *	21,500	390,440

METALS & MINING—1.3%
Cia Vale do Rio Doce	16,000	479,680
Freeport-McMoRan Copper & Gold, Inc.	4,500	400,635

Total Metals & Mining		880,315

MISCELLANEOUS MANUFACTURING—2.3%
3M Co.	5,300	422,145
General Electric Co.	20,500	725,905
ITT Industries Incorporated	7,600	451,668

Total Miscellaneous Manufacturing		1,599,718

OIL & GAS—13.9%
Chevron Corp.	9,600	811,200
ConocoPhillips	17,700	1,421,664
Devon Energy Corp.	10,300	875,294
Exxon Mobil Corp.	62,200	5,374,079
Marathon Oil Corp.	6,300	295,155
Southwestern Energy Co. *	13,500	754,785
XTO Energy, Inc.	3,875	201,268

Total Oil & Gas		9,733,445

OIL & GAS SERVICES—3.3%
Schlumberger Ltd.	18,500	1,396,010
Transocean, Inc.	1,500	183,900
Weatherford International Ltd. *	12,000	741,720

Total Oil & Gas Services		2,321,630

PHARMACEUTICALS—2.9%
Abbott Laboratories	6,800	382,840
Express Scripts, Inc. *	7,300	492,677
Gilead Sciences, Inc. *	11,000	502,590
Merck & Co., Inc.	6,500	300,820
Wyeth	8,200	326,360

Total Pharmaceuticals		2,005,287

RETAIL—8.6%
Abercrombie & Fitch Co.	4,500	358,605
Coach, Inc. *	18,700	599,335
CVS Caremark Corp.	23,700	925,959
Home Depot, Inc.	14,400	441,648
Lowe’s Cos., Inc.	20,100	531,444
Macy’s, Inc.	29,500	815,380
McDonald’s Corp.	6,300	337,365
Nordstrom, Inc.	10,700	416,230
Target Corp.	7,600	422,408
Walgreen Co.	10,100	354,611
Wal-Mart Stores, Inc.	16,000	814,080

Total Retail		6,017,065

SEMICONDUCTORS—1.2%
Intel Corp.	39,200	831,040

SOFTWARE—8.3%
Autodesk, Inc. *	12,000	493,800
Cerner Corp. *	13,300	696,920
Citrix Systems, Inc. *	20,400	706,248
Microsoft Corp.	96,000	3,129,600
Oracle Corp.*	40,000	822,000

Total Software		5,848,568

TELECOMMUNICATIONS—6.3%
Cisco Systems, Inc. *	94,300	2,310,350
Corning, Inc.	19,600	471,772
Harris Corp.	9,500	519,555
Motorola, Inc.	25,000	288,250
Qualcomm, Inc.	19,500	827,190

Total Telecommunications		4,417,117

Total Common Stocks (Cost $68,194,910)		69,296,720

	PRINCIPAL AMOUNT
MUTUAL FUND—1.0% (1)(5)
MTB Prime Money Market Fund, Corporate Shares, 3.85%	$249,970	249,970
MTB Money Market Fund, Institutional Shares, 3.94%	432,734	432,734

Total Mutual Fund (Cost $682,704)		682,704

Total Investments—99.7% (Cost $68,877,614)		69,979,424

Other assets less liabilities—0.3%		235,393

Total Net Assets—100.0%		$70,214,817

MTB MULTI CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—98.8%
AEROSPACE & DEFENSE—1.2%
Aerovironment, Inc. *	800	$18,408
Boeing Co.	1,100	91,498
Limco-Piedmont, Inc. *	875	6,123
Orbital Sciences Corp. *	1,200	27,960
Spirit Aerosystems Holdings, Inc., Class A *	900	24,858
Teledyne Technologies, Inc. *	400	20,652
United Technologies Corp.	2,200	161,502

Total Aerospace & Defense		351,001

AGRICULTURE—0.3%
Altria Group, Inc.	1,300	98,566

AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc.	2,200	160,952

APPAREL—0.4%
Nike, Inc., Class B	1,600	98,816
Warnaco Group, Inc./The *	300	10,767

Total Apparel		109,583

AUTO PARTS & EQUIPMENT—0.2%
Titan International, Inc.	1,600	45,584

BANKS—0.4%
UCBH Holdings, Inc.	3,200	45,184
Zions Bancorporation	1,200	65,688

Total Banks		110,872

BEVERAGES—1.9%
Boston Beer Co, Inc. *	800	28,432
Coca-Cola Co.	3,700	218,929
PepsiCo, Inc.	4,600	313,674

Total Beverages		561,035

BIOTECHNOLOGY—1.9%
Alexion Pharmaceuticals, Inc. *	300	19,596
Amgen, Inc. *	3,000	139,770
Genentech, Inc. *	2,100	147,399
Illumina, Inc. *	450	28,665
Integra LifeSciences Holdings Corp. *	500	20,800
Invitrogen Corp. *	1,200	102,804
Lifecell Corp. *	400	15,804
Martek Biosciences Corp *	1,500	42,750
Myriad Genetics, Inc. *	400	17,204
PDL BioPharma, Inc. *	2,000	29,860

Total Biotechnology		564,652

CHEMICALS—0.6%
Agrium, Inc.	600	38,652
CF Industries Holding, Inc.	100	10,693
Monsanto Co.	450	50,598
Terra Industries, Inc. *	875	39,436
The Mosaic Co. *	600	54,606

Total Chemicals		193,985

COAL—0.7%
Massey Energy Co.	600	22,308
Patriot Coal Corp. *	300	11,925
Peabody Energy Corp.	3,400	183,668

Total Coal		217,901

COMMERCIAL SERVICES—2.6%
Capella Education Company *	175	11,039
Cornell Corrections, Inc. *	1,100	22,000
DeVry, Inc.	300	16,557
Geo Group, Inc. (The) *	500	11,960
Healthcare Services Group	600	14,556
Hill International, Inc. *	4,200	50,358
HMS Holdings Corp. *	700	22,120
Moody’s Corp.	900	31,491
Parexel International Corp. *	800	43,528
Pharmaceutical Product Development, Inc.	3,800	164,768
Providence Service Corp. *	800	23,624
Quanta Services, Inc. *	4,400	96,448
Ritchie Bros. Auctioneers, Inc.	2,150	178,428
SAIC, Inc. *	1,600	30,240
Standard Parking Corp. *	400	7,748
Strayer Education, Inc.	110	18,984
TrueBlue, Inc. *	800	11,416
Wright Express Corp. *	900	26,946

Total Commercial Services		782,211

COMPUTERS—4.8%
Apple, Inc. *	2,600	351,936
Cognizant Technology Solutions Corp. *	2,500	69,750
Data Domain, Inc. *	600	13,524
Dell, Inc. *	7,500	150,300
Electron for Imaging *	3,000	44,280
EMC Corp. (Mass) *	16,000	253,920
Hewlett-Packard Co.	4,000	175,000
International Business Machines Corp.	2,700	289,818
Seagate Technology	3,200	64,864
Synaptics, Inc. *	500	13,250

Total Computers		1,426,642

COSMETICS/PERSONAL CARE—1.7%
Colgate-Palmolive Co.	1,200	92,400
Procter & Gamble Co.	6,100	402,295

Total Cosmetics/personal Care		494,695

DISTRIBUTION/WHOLESALE—0.3%
Fastenal Co.	1,800	72,738
LKQ Corp. *	1,400	25,046

Total Distribution/wholesale		97,784

DIVERSIFIED FINANCIAL SERVICES—4.6%
Affiliated Managers Group, Inc. *	1,800	176,958
American Express Co.	3,000	147,960
CIT Group, Inc.	6,600	184,536
Eaton Vance Corp.	2,500	93,175

Federal Home Loan Mortgage Corp.	3,100	94,209
GFI Group, Inc. *	200	17,642
Goldman Sachs Group, Inc.	1,500	301,155
Interactive Brokers Group, Inc. *	700	24,367
InterContinentalExchange, Inc. *	1,800	251,928
MF Global Ltd. *	800	24,040
optionsXpress Holdings, Inc.	700	18,984
Piper Jaffray Cos. *	900	42,642

Total Diversified Financial Services		1,377,596

ELECTRIC UTILITIES—0.6%
AES Corp. *	10,000	190,800

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Composite Technology Corp. *	6,700	9,648
Emerson Electric Co.	4,200	213,528
Universal Display Corp. *	900	14,553

Total Electrical Components & Equipment		237,729

ELECTRONICS—0.9%
Arrow Electronics, Inc. *	5,600	191,632
Flir Systems, Inc. *	800	24,224
Itron, Inc. *	275	22,660
L-1 Identity Solutions, Inc. *	1,200	16,332
On Track Innovations Ltd. *	900	2,736

Total Electronics		257,584

ENERGY-ALTERNATE SOURCES—0.1%
Sunpower Corp. *	300	20,727

ENGINEERING & CONSTRUCTION—1.9%
Foster Wheeler Ltd. *	4,300	294,421
McDermott International, Inc. *	5,900	278,362
Shaw Group, Inc. *	175	9,888

Total Engineering & Construction		582,671

ENTERTAINMENT & LEISURE—0.2%
Bally Technologies, Inc. *	600	28,584
Great Wolf Resorts, Inc. *	2,900	23,983

Total Entertainment & Leisure		52,567

ENVIRONMENTAL CONTROL—0.3%
Waste Connections, Inc. *	3,100	90,396

FOOD—1.1%
Hershey Co.	2,700	97,740
Kraft Foods, Inc. Class A	7,500	219,450

Total Food		317,190

HAND/MACHINE TOOLS—0.2%
Kennametal, Inc.	2,400	73,512

HEALTH CARE—PRODUCTS—7.8%
Align Technology, Inc. *	1,000	11,780
Angiodynamics, Inc. *	1,800	36,486
Cepheid, Inc. *	1,300	39,702
Dentsply International, Inc.	2,400	99,144
Gen-Probe, Inc. *	1,200	68,580
Hologic, Inc. *	7,630	491,067

Idexx Laboratories, Inc. *	300	16,911
Intuitive Surgical, Inc. *	820	208,280
Inverness Medical Innovations, Inc. *	500	22,525
Johnson & Johnson	8,700	550,362
Luminex Corp. *	1,500	22,455
Medtronic, Inc.	3,400	158,338
Resmed, Inc. *	2,400	111,792
SonoSite, Inc. *	900	31,347
Thermage, Inc. *	1,611	6,847
Zimmer Holdings, Inc. *	5,900	461,793

Total Health Care—Products		2,337,409

HEALTH CARE PROVIDERS & SERVICES—2.8%
Air Methods Corp. *	400	18,352
Healthways, Inc. *	200	11,260
Icon Plc. ADR *	500	31,340
Pediatrix Medical Group, Inc. *	2,100	142,989
Psychiatric Solutions, Inc. *	9,000	271,530
UnitedHealth Group, Inc.	7,000	355,880

Total Health Care Providers & Services		831,351

HOME BUILDERS—0.2%
Toll Brothers, Inc. *	1,950	45,396

HOUSEHOLD PRODUCTS—0.1%
Tupperware Brands Corp.	500	18,500

INSURANCE—2.5%
AMBAC Financial Group, Inc.	6,500	76,180
American International Group, Inc.	3,500	193,060
Hanover Insurance Group, Inc.	500	22,775
HCC Insurance Holdings, Inc.	3,300	91,938
Lincoln National Corp.	4,900	266,364
Platinum Underwriters Holdings Ltd.	800	27,000
ProAssurance Corp. *	1,400	80,780

Total Insurance		758,097

INTERNET—4.1%
comScore, Inc. *	600	16,062
eBay, Inc. *	3,700	99,493
Equinix, Inc. *	250	18,883
F5 Networks, Inc. *	10,000	235,300
Google Inc. Class A *	1,100	620,729
GSI Commerce, Inc. *	800	13,024
McAfee, Inc. *	2,600	87,516
Mercadolibre, Inc. *	420	15,553
priceline.com, Inc. *	200	21,704
Sohu.com, Inc. *	400	18,612
Valueclick, Inc. *	700	15,281
Yahoo, Inc. *	4,000	76,720

Total Internet		1,238,877

IRON / STEEL—0.9%
Cleveland-Cliffs, Inc.	1,735	176,692
Steel Dynamics, Inc.	1,900	99,085

Total Iron / Steel		275,777

MACHINERY—3.0%
AGCO Corp. *	200	12,044
Bucyrus International, Inc.	750	69,533
Caterpillar, Inc.	1,800	128,052
Chart Industries, Inc. *	400	10,124
Cummins, Inc.	1,900	91,732
Flowserve Corporation	175	14,371
Graco, Inc.	3,400	116,348
Joy Global, Inc.	6,050	381,452
Rockwell Automation, Inc.	1,300	74,126

Total Machinery		897,782

MEDIA—0.4%
Comcast Corp., Class A *	5,900	107,144

METAL FABRICATE / HARDWARE—0.2%
Haynes International, Inc. *	1,350	59,643

METALS & MINING—1.4%
Cia Vale do Rio Doce ADR	4,700	140,906
Freeport-McMoRan Copper & Gold, Inc.	1,200	106,836
Kaiser Aluminum Corp.	125	7,995
Precision Castparts Corp.	900	102,420
Royal Gold, Inc.	1,100	33,066
Silver Wheaton Corp. *	1,400	21,546

Total Metals & Mining		412,769

MISCELLANEOUS MANUFACTURING—2.2%
3M Co.	1,500	119,475
General Electric Co.	5,400	191,214
Harsco Corp.	3,150	179,298
Hexcel Corp. *	1,000	21,830
ITT Industries Incorporated	2,100	124,803
Matthews International Corp., Class A	400	19,548

Total Miscellaneous Manufacturing		656,168

MUTUAL FUND—0.1%
Market Vectors Gold Miners *	575	28,951

OIL & GAS—10.4%
Atwood Oceanics, Inc. *	300	24,927
Chevron Corp.	2,600	219,700
ConocoPhillips	4,600	369,472
Denbury Resources, Inc. *	4,800	121,440
Devon Energy Corp.	2,700	229,446
Exxon Mobil Corp.	16,000	1,382,399
Marathon Oil Corp.	1,600	74,960
Newfield Exploration Co. *	1,700	84,796
Noble Energy, Inc.	2,100	152,418
PetroHawk Energy Corp. *	1,200	18,900
Southwestern Energy Co. *	5,700	318,687
XTO Energy, Inc.	2,475	128,552

Total Oil & Gas		3,125,697

OIL & GAS SERVICES—4.1%
Acergy SA-sponsor ADR	1,500	27,315
Cameron International Corp. *	3,500	140,910
Core Laboratories NV *	175	19,723
FMC Technologies Inc. *	1,550	74,648
Grant Prideco, Inc. *	2,200	109,516
ION Geophysical Corp. *	1,500	18,600
Lufkin Industries, Inc.	200	10,574
Mitcham Industries, Inc. *	1,800	30,240
Oceaneering International, Inc. *	275	15,835
Schlumberger Ltd.	4,800	362,207
Transocean, Inc.	400	49,040
Weatherford International Ltd. *	5,400	333,774
Willbros Group, Inc. *	900	29,988

Total Oil & Gas Services		1,222,370

PACKAGING & CONTAINERS—0.1%
Pactiv Corp. *	700	20,027

PHARMACEUTICALS—3.3%
Abbott Laboratories	1,900	106,970
Alkermes, Inc. *	700	9,324
Animal Health International, Inc. *	1,800	21,600
BioMarin Pharmaceutical, Inc. *	800	29,648
Cephalon Inc *	700	45,941
Cubist Pharmaceuticals, Inc. *	800	13,592
Express Scripts, Inc. *	3,500	236,215
Gilead Sciences, Inc. *	3,000	137,070
Indevus Pharmaceuticals, Inc. *	1,930	12,294
Medicines Co. *	900	15,408
Merck & Co., Inc.	1,700	78,676
Onyx Pharmaceuticals, Inc. *	300	14,259
OSI Pharmaceuticals, Inc. *	400	15,952
Perrigo Co.	4,800	148,032
United Therapeutics Corp. *	200	16,796
Wyeth	2,100	83,580
XenoPort Inc. *	250	15,340

Total Pharmaceuticals		1,000,697

PIPELINES—0.1%
Equitable Resources, Inc.	400	22,300

REAL ESTATE INVESTMENT TRUSTS—0.9%
Alexandria Real Estate Equities, Inc.	400	39,292
CapitalSource Inc.	3,444	56,516
Chimera Investment Corp.	1,000	19,150
Digital Realty Trust, Inc.	1,100	39,303
Nationwide Health Properties, Inc.	700	22,092
Prologis	1,600	94,960

Total Real Estate Investment Trusts		271,313

RETAIL—8.6%
Abercrombie & Fitch Co.	3,050	243,054
Aeropostale, Inc. *	400	11,268
American Eagle Outfitters, Inc.	5,550	127,817
Brinker International, Inc.	2,700	50,247
Chipotle Mexican Grill, Inc. Class B *	200	19,164
Coach, Inc. *	7,400	237,170
CVS Caremark Corp.	6,200	242,234
GameStop Corp. Class A *	3,400	175,882
Gymboree Corp. *	400	15,288
Home Depot, Inc.	3,800	116,546
J. Crew Group, Inc. *	475	21,717
JC Penney Co., Inc.	300	14,223
Lowe’s Cos., Inc.	5,200	137,488
Lululemon Athletica, Inc. *	300	10,203
Macy’s, Inc.	8,000	221,120
McDonald’s Corp.	1,700	91,035
Nordstrom, Inc.	4,400	171,160
Ross Stores, Inc.	2,400	69,960
Target Corp.	2,000	111,160
Tim Hortons, Inc.	1,000	34,280
Under Armour, Inc. *	200	8,050
Urban Outfitters, Inc. *	3,400	98,600
Walgreen Co.	2,600	91,286
Wal-Mart Stores, Inc.	4,200	213,696
Williams-Sonoma, Inc.	1,900	51,072

Total Retail		2,583,720

SEMICONDUCTORS—1.7%
Intel Corp.	10,300	218,360
Intersil Holding Corp.	900	20,727
MEMC Electronic Materials, Inc. *	900	64,314
Microchip Technology, Inc.	1,500	47,865
Microsemi Corp. *	1,400	31,808
ON Semiconductor Corp. *	2,900	18,792
PMC-Sierra, Inc. *	16,600	77,854
Rubicon Technology, Inc. *	400	9,460
Skyworks Solutions, Inc. *	2,300	18,515

Total Semiconductors		507,695

SOFTWARE—9.0%
Activision, Inc. *	8,000	206,960
Allscripts Healthcare Solutions, Inc. *	4,700	69,701
Ansys, Inc. *	4,600	160,586
Aspen Technology, Inc.	2,300	32,315
Autodesk, Inc. *	5,300	218,095
Broadridge Financial Solutions, Inc.	2,900	62,814
Cerner Corp. *	6,100	319,640
Citrix Systems, Inc. *	8,500	294,270
Commvault Systems, Inc. *	900	16,758
Fidelity National Information Services, Inc.	797	33,833
IMS Health, Inc.	1,300	31,057
Informatica Corp. *	1,500	28,965
Intuit, Inc. *	1,600	49,104
Lawson Software, Inc. *	3,300	28,677
Microsoft Corp.	25,500	831,300
Nuance Communications, Inc. *	1,200	19,068

Omnicell, Inc. *	1,400	35,112
Oracle Corp.*	11,000	226,050
THQ, Inc. *	1,000	18,010

Total Software		2,682,315

TELECOMMUNICATIONS—5.7%
Adtran, Inc.	3,500	72,835
Arris Group, Inc. *	1,300	11,427
Atheros Communications, Inc. *	500	13,655
Centennial Communications Corp. *	3,000	17,160
Cisco Systems, Inc. *	25,000	612,500
Corning, Inc.	5,500	132,385
Foundry Networks, Inc. *	1,200	16,560
GeoEye, Inc. *	300	10,488
Gilat Satellite Networks Ltd. *	3,400	37,026
Harris Corp.	6,100	333,609
Motorola, Inc.	6,500	74,945
Netgear, Inc. *	700	18,662
NeuStar, Inc. *	1,200	35,652
Novatel Wireless, Inc. *	900	14,400
Qualcomm, Inc.	5,110	216,766
RF Micro Devices, Inc. *	16,500	53,295
Sierra Wireless, Inc. *	1,700	25,245
Time Warner Telecom, Inc., Class A *	900	15,732

Total Telecommunications		1,712,342

TEXTILES & APPAREL—0.0%
Deckers Outdoor Corp. *	115	13,943

TOYS/GAMES/HOBBIES—0.1%
Marvel Entertainment, Inc. *	1,000	28,200

TRANSPORTATION—0.9%
C.H. Robinson Worldwide, Inc.	1,700	94,418
Expeditors International Washington, Inc.	3,000	141,870
Hub Group, Inc. Class A *	500	14,565
Kansas City Southern Industries, Inc. *	600	21,528

Total Transportation		272,381

Total Common Stocks (Cost $28,241,467)		29,547,099

	SHARES OR PRINCIPAL AMOUNT
WARRANTS—0.0%
Calypte Biomedical Corp. * (Cost $0)	488,542	0

MUTUAL FUND—2.0%
Dreyfus Cash Management Fund, Institutional Shares, 4.13% (1)	19,981	19,981
MTB Prime Money Market Fund, Corporate Shares, 3.85% (1)(5)	$583,390	583,390
MTB Money Market Fund, Institutional Shares, 3.94% (1)(5)	944	944

Total Mutual Fund (Cost $604,315)		604,315

Total Investments—100.8% (Cost $28,845,782)		30,151,414

Other assets less liabilities—(0.8%)		(236,944)

Total Net Assets—100.0%		$29,914,470

MTB MID CAP STOCK FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—97.8%
AEROSPACE & DEFENSE—0.3%
Goodrich Corp.	4,800	$300,240

AIRLINES—0.3%
Alaska Air Group, Inc. *	9,300	235,290
ExpressJet Holdings, Inc. *	35,700	97,818

Total Airlines		333,108

AUTO PARTS & EQUIPMENT—1.2%
Autoliv, Inc.	20,500	1,023,975
Goodyear Tire & Rubber Co. *	10,400	261,768

Total Auto Parts & Equipment		1,285,743

BANKS—3.6%
Banco Latinoamericano de Exportaciones, SA, Class E (Panama)	26,400	407,352
Comerica, Inc.	25,000	1,090,500
Huntington Bancshares, Inc.	43,300	582,385
Keycorp	36,100	944,015
Popular, Inc.	16,500	223,080
UCBH Holdings, Inc.	18,500	261,220
UnionBanCal Corp.	10,300	505,318

Total Banks		4,013,870

BEVERAGES—0.7%
Pepsi Bottling Group, Inc.	21,800	759,730

BIOTECHNOLOGY—1.2%
Invitrogen Corp. *	9,400	805,298
Martek Biosciences Corp *	10,300	293,550
PDL BioPharma, Inc. *	14,800	220,964

Total Biotechnology		1,319,812

BUILDING MATERIALS—0.6%
Masco Corp.	31,200	715,416

CHEMICALS—4.0%
Chemtura Corp.	46,000	308,200
Eastman Chemical Co.	15,400	1,017,478
PPG Industries, Inc.	15,600	1,031,004
RPM International, Inc.	28,700	621,068
Sherwin-Williams Co.	9,700	554,937
Spartech Corp.	16,800	247,464
The Mosaic Co. *	4,800	436,848
Valspar Corp.	10,400	208,312

Total Chemicals		4,425,311

COAL—0.6%
Peabody Energy Corp.	12,600	680,652

COMMERCIAL SERVICES—2.2%
Kelly Services, Inc. Class A	16,200	278,964
Moody’s Corp.	6,100	213,439
Pharmaceutical Product Development, Inc.	22,800	988,608
Quanta Services, Inc. *	26,300	576,496
Ritchie Bros. Auctioneers, Inc.	4,600	381,754
TravelCenters of America LLC *	2,470	36,433

Total Commercial Services		2,475,694

COMPUTERS—4.1%
Cognizant Technology Solutions Corp. *	17,300	482,670
Computer Sciences Corp. *	24,608	1,041,411
Electronics for Imaging *	21,300	314,388
Lexmark International, Inc., Class A *	13,800	499,698
Seagate Technology	57,900	1,173,633
Sun Microsystems, Inc. *	24,400	427,000
Western Digital Corp. *	22,600	597,770

Total Computers		4,536,570

DISTRIBUTION/WHOLESALE—0.8%
Fastenal Co.	12,900	521,289
Ingram Micro, Inc. Class A *	21,700	385,826

Total Distribution/wholesale		907,115

DIVERSIFIED FINANCIAL SERVICES—3.6%
Affiliated Managers Group, Inc. *	8,900	874,959
AmeriCredit Corp. *	17,200	228,932
Bear Stearns Cos., Inc.	7,300	659,190
CIT Group, Inc.	24,000	671,040
Eaton Vance Corp.	17,500	652,225
InterContinentalExchange, Inc. *	3,900	545,844
Piper Jaffray Companies *	6,400	303,232

Total Diversified Financial Services		3,935,422

ELECTRIC UTILITIES—4.5%
Alliant Energy Corp.	14,100	520,290
American Electric Power Co., Inc.	14,700	629,601
Edison International	5,500	286,880
Pinnacle West Capital Corp.	18,700	718,454
PNM Resources, Inc.	34,200	660,744
Puget Energy, Inc.	33,600	878,640
TECO Energy, Inc.	23,700	395,079
Xcel Energy, Inc.	40,700	846,153

Total Electric Utilities		4,935,841

ELECTRONICS—1.0%
Cymer, Inc. *	8,600	232,286
Sanmina-SCI Corp. *	101,700	159,669
Technitrol, Inc.	13,500	305,910
Vishay Intertechnology, Inc. *	37,900	397,571

Total Electronics		1,095,436

ENGINEERING & CONSTRUCTION—1.6%
Foster Wheeler Ltd. *	15,600	1,068,132
McDermott International, Inc. *	15,100	712,418

Total Engineering & Construction		1,780,550

ENVIRONMENTAL CONTROL—0.5%
Waste Connections, Inc. *	17,500	510,300

FOOD—1.8%
Del Monte Foods Co.	54,700	490,659
Sanderson Farms, Inc.	11,400	383,154
Seaboard Corp.	200	257,050
SUPERVALU, Inc.	28,642	860,979

Total Food		1,991,842

FOREST PRODUCTS & PAPER—1.2%
International Paper Co.	27,900	899,775
MeadWestvaco Corp.	2,500	70,000
Potlatch Corp.	8,300	356,319

Total Forest Products & Paper		1,326,094

GAS UTILITIES—0.4%
WGL Holdings, Inc.	14,900	480,376

HAND/MACHINE TOOLS—0.9%
Black & Decker Corp.	6,700	486,018
Kennametal, Inc.	17,000	520,710

Total Hand/machine Tools		1,006,728

HEALTH CARE—PRODUCTS—3.4%
Dentsply International, Inc.	17,600	727,056
Gen-Probe, Inc. *	8,400	480,060
Hologic, Inc. *	18,064	1,162,599
Intuitive Surgical, Inc. *	3,100	787,400
Resmed, Inc. *	13,000	605,540

Total Health Care—Products		3,762,655

HEALTH CARE PROVIDERS & SERVICES—1.6%
Pediatrix Medical Group, Inc. *	11,300	769,417
Psychiatric Solutions, Inc. *	24,100	727,097
Universal Health Services, Inc. Class B	5,000	235,650

Total Health Care Providers & Services		1,732,164

HOME BUILDERS—0.3%
Beazer Homes USA, Inc.	7,800	68,016
Toll Brothers, Inc. *	12,850	299,148

Total Home Builders		367,164

HOME FURNISHINGS—0.9%
American Woodmark Corp.	13,200	276,936
Ethan Allen Interiors, Inc.	9,800	303,310
Whirlpool Corp.	4,400	374,484

Total Home Furnishings		954,730

HOUSEHOLD PRODUCTS—0.3%
Blyth, Inc.	12,700	276,733

INSURANCE—8.0%
Assurant, Inc.	9,300	603,477
CIGNA Corp.	8,100	398,196
Cincinnati Financial Corp.	24,465	942,881
Everest Re Group Ltd.	5,200	528,788

Genworth Financial, Inc.	23,900	581,726
HCC Insurance Holdings, Inc.	22,800	635,208
Lincoln National Corp.	19,500	1,060,020
Loews Corp.	5,200	242,788
MBIA, Inc.	7,700	119,350
Nationwide Financial Services, Inc. Class A	24,000	1,060,080
Principal Financial Group, Inc.	3,600	214,596
ProAssurance Corp. *	10,400	600,080
Radan Group, Inc.	7,100	64,894
Safeco Corp.	21,000	1,120,769
Unitrin, Inc.	13,200	543,180
XL Capital Ltd., Class A	6,300	283,500

Total Insurance		8,999,533

INTERNET—1.1%
F5 Networks, Inc. *	17,300	407,069
McAfee, Inc. *	19,400	653,004
Valueclick, Inc. *	5,000	109,150

Total Internet		1,169,223

IRON / STEEL—2.5%
Cleveland-Cliffs, Inc.	9,700	987,848
Nucor Corp.	9,200	531,760
Steel Dynamics, Inc.	13,900	724,885
United States Steel Corp.	5,500	561,605

Total Iron / Steel		2,806,098

LEISURE TIME—0.9%
Brunswick Corp.	13,900	263,961
Harley-Davidson, Inc.	16,900	685,802

Total Leisure Time		949,763

MACHINERY—3.6%
Cummins, Inc.	19,800	955,944
Graco, Inc.	24,700	845,234
Joy Global, Inc.	16,150	1,018,258
NACCO Industries, Inc. Class A	6,000	600,360
Rockwell Automation, Inc.	9,800	558,796

Total Machinery		3,978,592

MEDIA—0.3%
Gannett Co., Inc.	7,500	277,500
Westwood One, Inc.	38,800	61,304

Total Media		338,804

METAL FABRICATE / HARDWARE—0.3%
Haynes International, Inc. *	7,100	313,678

METALS & MINING—1.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	10,100	899,203
Precision Castparts Corp.	6,100	694,180

Total Metals & Mining		1,593,383

MISCELLANEOUS MANUFACTURING—4.0%
Crane Co.	17,500	715,225
Eastman Kodak Co.	20,700	412,551
EnPro Industries, Inc. *	11,700	351,000
Harsco Corp.	18,300	1,041,636
Leggett & Platt, Inc.	25,300	481,206
Parker-Hannifin Corp.	14,850	1,004,009
Tredegar Corp.	28,500	395,010

Total Miscellaneous Manufacturing		4,400,637

OFFICE/BUSINESS EQUIPMENT—1.0%
Steelcase, Inc. Class A	43,700	669,921
Xerox Corp.	30,100	463,540

Total Office/business Equipment		1,133,461

OIL & GAS—6.8%
Denbury Resources, Inc. *	33,800	855,140
Hess Corp.	9,800	890,134
Marathon Oil Corp.	19,200	899,520
Newfield Exploration Co. *	11,800	588,584
Noble Energy, Inc.	14,400	1,045,151
Patterson-UTI Energy, Inc.	42,100	824,318
Southwestern Energy Co. *	15,600	872,196
Sunoco, Inc.	15,800	982,760
XTO Energy, Inc.	9,682	502,883

Total Oil & Gas		7,460,686

OIL & GAS SERVICES—2.6%
Cameron International Corp. *	17,800	716,628
FMC Technologies Inc. *	9,200	443,072
Grant Prideco, Inc. *	15,500	771,590
Weatherford International Ltd. *	15,900	982,779

Total Oil & Gas Services		2,914,069

PHARMACEUTICALS—2.7%
Cephalon Inc *	5,100	334,713
Express Scripts, Inc. *	11,500	776,135
Forest Laboratories, Inc. *	9,200	365,884
Mylan Laboratories, Inc.	28,800	429,408
Perrigo Co.	27,200	838,848
Valeant Pharmaceuticals International *	20,700	234,324

Total Pharmaceuticals		2,979,312

REAL ESTATE INVESTMENT TRUSTS—2.5%
Annaly Capital Management, Inc.	17,700	349,044
CapitalSource Inc.	24,213	397,335
FelCor Lodging Trust, Inc.	35,300	476,903
Hospitality Properties Trust	24,700	838,565
Prologis	11,100	658,785

Total Real Estate Investment Trusts		2,720,632

RETAIL—6.2%
Abercrombie & Fitch Co.	12,800	1,020,032
American Eagle Outfitters, Inc.	32,750	754,233
Bon-Ton Stores, Inc. (The)	8,700	67,425
Brinker International, Inc.	41,900	779,759
Coach, Inc. *	17,400	557,670
Darden Restaurants, Inc.	8,700	246,384
GameStop Corp. Class A *	22,200	1,148,405

JC Penney Co., Inc.	5,600	265,496
Jones Apparel Group, Inc.	17,200	288,960
Nordstrom, Inc.	8,700	338,430
Ross Stores, Inc.	12,650	368,748
Urban Outfitters, Inc. *	20,800	603,200
Williams-Sonoma, Inc.	13,800	370,944

Total Retail		6,809,686

SEMICONDUCTORS—1.7%
MEMC Electronic Materials, Inc. *	7,100	507,366
Microchip Technology, Inc.	11,000	351,010
MKS Instruments, Inc. *	16,400	305,040
Novellus Systems, Inc. *	17,700	420,552
PMC-Sierra, Inc. *	72,300	339,087

Total Semiconductors		1,923,055

SOFTWARE—5.2%
Activision, Inc. *	45,300	1,171,911
Allscripts Healthcare Solutions, Inc. *	22,400	332,192
Ansys, Inc. *	25,200	879,732
Autodesk, Inc. *	16,100	662,515
Broadridge Financial Solutions, Inc.	20,600	446,196
Cerner Corp. *	14,000	733,600
Citrix Systems, Inc. *	17,600	609,312
Fidelity National Information Services, Inc.	6,544	277,793
IMS Health, Inc.	9,900	236,511
Intuit, Inc. *	11,700	359,073

Total Software		5,708,835

TELECOMMUNICATIONS—2.1%
Adtran, Inc.	16,200	337,122
CenturyTel, Inc.	14,900	549,959
CommScope, Inc. *	1,145	50,781
Harris Corp.	22,200	1,214,118
RF Micro Devices, Inc. *	68,000	219,640

Total Telecommunications		2,371,620

TOYS/GAMES/HOBBIES—1.1%
Hasbro, Inc.	45,500	1,181,635

TRANSPORTATION—2.2%
C.H. Robinson Worldwide, Inc.	10,100	560,954
CSX Corp.	10,000	484,800
Expeditors International Washington, Inc.	21,200	1,002,548
YRC Worldwide, Inc. *	18,500	338,735

Total Transportation		2,387,037

Total Common Stocks (Cost $104,189,481)		108,049,035

	PRINCIPAL AMOUNT
MUTUAL FUND—1.6% (1)(5)
MTB Prime Money Market Fund, Corporate Shares, 3.85% (Cost $1,793,724)	$1,793,724	1,793,724

Total Investments—99.4% (Cost $105,983,205)		109,842,759

Other assets less liabilities—0.6%		632,320

Total Net Assets—100.0%		$110,475,079

MTB MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—95.3%
BANKS—0.5%
UCBH Holdings, Inc.	19,500	$275,340

BIOTECHNOLOGY—2.4%
Invitrogen Corp. *	9,808	840,252
Martek Biosciences Corp *	10,472	298,452
PDL BioPharma, Inc. *	15,408	230,041

Total Biotechnology		1,368,745

CHEMICALS—0.8%
The Mosaic Co. *	5,100	464,151

COAL—1.2%
Peabody Energy Corp.	13,000	702,260

COMMERCIAL SERVICES—3.9%
Moody’s Corp.	6,400	223,936
Pharmaceutical Product Development, Inc.	23,500	1,018,960
Quanta Services, Inc. *	27,200	596,224
Ritchie Bros. Auctioneers, Inc.	4,700	390,053

Total Commercial Services		2,229,173

COMPUTERS—2.3%
Cognizant Technology Solutions Corp. *	17,876	498,740
Electron for Imaging *	21,995	324,646
Seagate Technology	23,199	470,244

Total Computers		1,293,630

DISTRIBUTION/WHOLESALE—0.9%
Fastenal Co.	13,406	541,736

DIVERSIFIED FINANCIAL SERVICES—4.3%
Affiliated Managers Group, Inc. *	9,438	927,850
Eaton Vance Corp.	18,100	674,587
IntercontinentalExchange, Inc. *	3,942	551,722
Piper Jaffray Companies *	6,600	312,708

Total Diversified Financial Services		2,466,867

ENGINEERING & CONSTRUCTION—3.2%
Foster Wheeler Ltd. *	16,050	1,098,943
McDermott International, Inc. *	15,094	712,135

Total Engineering & Construction		1,811,078

ENVIRONMENTAL CONTROL—0.9%
Waste Connections, Inc. *	18,097	527,709

HAND/MACHINE TOOLS—0.9%
Kennametal, Inc.	17,400	532,962

HEALTH CARE—PRODUCTS—6.8%
Dentsply International, Inc.	18,414	760,682
Gen-Probe, Inc. *	8,600	491,490
Hologic, Inc. *	18,664	1,201,215
Intuitive Surgical, Inc. *	3,204	813,816
Resmed, Inc. *	13,100	610,198

Total Health Care - Products		3,877,401

HEALTH CARE PROVIDERS & SERVICES—2.7%
Pediatrix Medical Group, Inc. *	11,500	783,035
Psychiatric Solutions, Inc. *	25,006	754,431

Total Health Care Providers & Services		1,537,466

HOME BUILDERS—0.5%
Toll Brothers, Inc. *	13,344	310,648

INSURANCE—2.9%
HCC Insurance Holdings, Inc.	23,716	660,727
Lincoln National Corp.	6,438	349,970
ProAssurance Corp. *	10,900	628,930

Total Insurance		1,639,627

INTERNET—2.1%
F5 Networks, Inc. *	18,000	423,540
McAfee, Inc. *	20,200	679,932
Valueclick, Inc. *	5,200	113,516

Total Internet		1,216,988

IRON / STEEL—3.1%
Cleveland-Cliffs, Inc.	10,200	1,038,768
Steel Dynamics, Inc.	13,900	724,885

Total Iron / Steel		1,763,653

MACHINERY—5.6%
Cummins, Inc.	14,200	685,576
Graco, Inc.	25,961	888,385
Joy Global, Inc.	16,850	1,062,393
Rockwell Automation, Inc.	10,114	576,700

Total Machinery		3,213,054

METAL FABRICATE / HARDWARE—0.5%
Haynes International, Inc. *	7,100	313,678

METALS & MINING—1.3%
Precision Castparts Corp.	6,410	729,458

MISCELLANEOUS MANUFACTURING—1.9%
Harsco Corp.	19,194	1,092,522

OIL & GAS—7.0%
Denbury Resources, Inc. *	34,734	878,770
Newfield Exploration Co. *	12,301	613,574
Noble Energy, Inc.	15,035	1,091,240
Southwestern Energy Co. *	16,227	907,252
XTO Energy, Inc.	10,035	521,218

Total Oil & Gas		4,012,054

OIL & GAS SERVICES—5.4%
Cameron International Corp. *	19,000	764,940
FMC Technologies Inc. *	9,600	462,336
Grant Prideco, Inc. *	16,157	804,295
Weatherford International Ltd. *	16,710	1,032,846

Total Oil & Gas Services		3,064,417

PHARMACEUTICALS—3.5%
Cephalon Inc. *	5,393	353,943
Express Scripts, Inc. *	11,826	798,137
Perrigo Co.	27,924	861,175

Total Pharmaceuticals		2,013,255

REAL ESTATE INVESTMENT TRUSTS—1.9%
CapitalSource Inc.	25,477	418,078
Prologis	11,600	688,460

Total Real Estate Investment Trusts		1,106,538

RETAIL—10.1%
Abercrombie & Fitch Co.	13,300	1,059,877
American Eagle Outfitters, Inc.	34,599	796,815
Brinker International, Inc.	19,791	368,311
Coach, Inc. *	18,100	580,105
GameStop Corp. Class A *	23,044	1,192,066
Nordstrom, Inc.	9,185	357,297
Ross Stores, Inc.	13,400	390,610
Urban Outfitters, Inc. *	21,700	629,300
Williams-Sonoma, Inc.	14,652	393,846

Total Retail		5,768,227

SEMICONDUCTORS—2.2%
MEMC Electronic Materials, Inc. *	7,363	526,160
Microchip Technology, Inc.	11,600	370,156
PMC-Sierra, Inc. *	75,200	352,688

Total Semiconductors		1,249,004

SOFTWARE—10.5%
Activision, Inc. *	46,910	1,213,562
Allscripts Healthcare Solutions, Inc. *	23,000	341,090
Ansys, Inc. *	26,232	915,759
Autodesk, Inc. *	16,957	697,781
Broadridge Financial Solutions, Inc.	21,200	459,192
Cerner Corp. *	14,463	757,861
Citrix Systems, Inc. *	18,500	640,470
Fidelity National Information Services, Inc.	6,833	290,061
IMS Health, Inc.	10,331	246,808
Intuit, Inc. *	12,000	368,280

Total Software		5,930,864

TELECOMMUNICATIONS—3.2%
Adtran, Inc.	17,200	357,932
Harris Corp.	22,961	1,255,737
RF Micro Devices, Inc. *	68,116	220,015

Total Telecommunications		1,833,684

TRANSPORTATION—2.8%
CH Robinson Worldwide, Inc.	10,442	579,949
Expeditors International Washington, Inc.	21,988	1,039,812

Total Transportation		1,619,761

Total Common Stocks (Cost $45,547,370)		54,505,950

WARRANTS—0.0%
Washington Mutual, Inc. * (Cost $0)	9,300	1,396

	PRINCIPAL AMOUNT
MUTUAL FUND—5.3% (1)(5)
MTB Prime Money Market Fund, Corporate Shares, 3.85%	$2,051,006	2,051,006
MTB Money Market Fund, Institutional Shares, 3.94%	1,000,002	1,000,002

Total Mutual Fund (Cost $3,051,008)		3,051,008

Total Investments—100.6% (Cost $48,598,378)		57,558,354

Other assets less liabilities—(0.6%)		(338,279)

Total Net Assets—100.0%		$57,220,075

MTB SMALL CAP STOCK FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—96.8%
ADVERTISING—0.3%
AirMedia Group, Inc. *	11,129	$254,743

AEROSPACE & DEFENSE—1.9%
AAR Corp. *	16,150	475,779
BE Aerospace, Inc. *	18,425	711,389
Point Blank Solutions, Inc. *	70,500	211,500

Total Aerospace & Defense		1,398,668

AGRICULTURE—0.7%
Universal Corp.	9,800	488,138

AIR FREIGHT & LOGISTICS—0.4%
Pacer International, Inc.	15,800	270,654

AIRLINES—0.3%
Republic Airways Holdings Inc *	10,300	205,588

AUTO PARTS & EQUIPMENT—2.2%
American Axle & Manufacturing Holdings, Inc.	21,800	474,150
Amerigon, Inc. *	18,135	310,471
ArvinMeritor, Inc.	29,000	393,820
Lear Corporation *	14,900	437,464

Total Auto Parts & Equipment		1,615,905

BANKS—7.0%
Chemical Financial Corp.	18,500	512,080
Citizens Republic Bancorp Inc.	11,492	162,497
City Holding Co.	13,200	507,144
Community Bank System, Inc.	10,100	220,382
Corus Bankshares, Inc.	34,400	437,568
FirstMerit Corp.	22,700	507,799
Independent Bank Corp./MI	13,200	183,744
Irwin Financial Corp.	16,400	188,436
National Penn Bancshares, Inc.	31,312	542,011
NBT Bancorp, Inc.	20,700	467,406
Old National Bancorp	32,800	551,040
Provident Bankshares Corp.	8,400	174,132
United Bankshares, Inc.	8,000	257,280
WesBanco, Inc.	18,800	516,248

Total Banks		5,227,767

BIOTECHNOLOGY—4.3%
Alexion Pharmaceuticals, Inc. *	9,610	627,725
AMAG Pharmaceuticals, Inc. *	12,180	628,001
Illumina, Inc. *	12,470	794,339
Keryx Biopharmaceuticals Inc *	35,967	217,600
Lifecell Corp. *	23,606	932,673

Total Biotechnology		3,200,338

BUILDING MATERIALS—0.3%
Universal Forest Products, Inc.	6,700	242,540

CHEMICALS—2.5%
HB Fuller Co.	14,000	290,640
Lubrizol Corp.	8,100	426,141
Olin Corp.	25,600	524,544
OM Group, Inc. *	4,000	229,520
Sensient Technologies Corp.	15,900	422,304

Total Chemicals		1,893,149

COMMERCIAL SERVICES—11.0%
Advance America Cash Advance Centers, Inc.	17,300	154,835
Advisory Board Co. (The) *	12,060	768,463
Aegean Marine Petroleum Network, Inc. (Marshall Islands)	13,250	433,143
American Public Education Inc. *	6,641	261,722
Capella Education Co. *	9,843	620,896
Deluxe Corp.	5,900	143,488
Exlservice Holdings Inc *	24,048	456,431
FTI Consulting, Inc. *	24,091	1,332,473
Huron Consulting Group, Inc. *	10,775	773,861
ITT Educational Services, Inc. *	7,636	697,549
Jackson Hewitt Tax Service, Inc.	7,900	174,827
New Oriental Education & Technology Group ADR *	7,800	441,870
Strayer Education, Inc.	7,109	1,226,871
United Rentals, Inc. *	12,600	229,950
VistaPrint Ltd. (Bermuda) *	13,600	506,056

Total Commercial Services		8,222,435

COMPUTERS—2.4%
Brocade Communications Systems, Inc. *	22,000	151,580
Comtech Group, Inc. *	35,481	381,776
Magma Design Automation, Inc. *	37,190	423,966
Mentor Graphics Corp. *	27,500	226,875
Riverbed Technology Inc. *	18,375	410,681
Sra International Inc *	7,280	199,690

Total Computers		1,794,568

DISTRIBUTION/WHOLESALE—0.7%
United Stationers Inc *	9,200	508,392

DIVERSIFIED FINANCIAL SERVICES—2.4%
Advanta Corp. Class B	18,900	188,811
Affiliated Managers Group, Inc. *	1,793	176,270
FCStone Group, Inc. *	8,288	367,573
GFI Group, Inc. *	8,427	743,345
Greenhill & Co., Inc.	3,400	229,602
IndyMac Bancorp, Inc.	6,800	55,556

Total Diversified Financial Services		1,761,157

ELECTRIC UTILITIES—0.5%
EnerNOC, Inc. *	5,855	206,389
Unisource Energy Corp.	6,600	193,908

Total Electric Utilities		400,297

ELECTRICAL COMPONENTS & EQUIPMENT—0.2%
Orion Energy Systems Inc *	10,860	141,940

ELECTRONICS—2.2%
CTS Corp.	21,700	230,020
ICx Technologies Inc *	20,820	187,172
Itron, Inc. *	3,729	307,270
Kemet Corp. *	47,100	245,391
Methode Electronics, Inc.	30,300	367,235
Taser International, Inc. *	29,710	341,368

Total Electronics		1,678,456

ENERGY-ALTERNATE SOURCES—0.2%
Comverge, Inc. *	9,659	180,044

ENTERTAINMENT & LEISURE—0.5%
Pinnacle Entertainment, Inc. *	20,147	367,683

FOOD—0.9%
Chiquita Brands International, Inc. *	14,200	265,256
Nash Finch Co.	11,300	403,184

Total Food		668,440

FOREST PRODUCTS & PAPER—1.2%
Buckeye Technologies, Inc. *	30,000	394,500
Rock-Tenn Co., Class A	6,300	180,117
Schweitzer-Mauduit International, Inc.	14,700	350,448

Total Forest Products & Paper		925,065

GAS UTILITIES—0.5%
Nicor, Inc.	9,700	397,700

HAND/MACHINE TOOLS—0.3%
Regal-Beloit Corp.	5,000	189,600

HEALTH CARE—PRODUCTS—1.0%
IRIS International, Inc. *	15,723	282,071
Zoll Medical Corp. *	16,840	448,954

Total Health Care - Products		731,025

HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
Abaxis, Inc. *	16,750	545,213
Conceptus Inc *	41,284	672,103
Cynosure Inc *	14,180	352,089
Hansen Medical, Inc. *	14,309	255,845
STERIS Corp.	7,900	195,762

Total Health Care Equipment & Supplies		2,021,012

HEALTH CARE PROVIDERS & SERVICES—3.0%
Apria Healthcare Group, Inc. *	23,100	490,182
IPC The Hospitalist Co., Inc. *	2,200	46,244
Kindred Healthcare, Inc. *	9,300	256,122
Pediatrix Medical Group, Inc. *	5,590	380,623
Psychiatric Solutions, Inc. *	31,016	935,753
Trans1, Inc. *	8,870	129,413

Total Health Care Providers & Services		2,238,337

HOME BUILDERS—0.3%
M/I Homes, Inc.	2,400	35,808
Ryland Group, Inc.	5,300	178,663

Total Home Builders		214,471

HOME FURNISHINGS—1.1%
DTS, Inc./DE *	18,354	400,301
Furniture Brands International, Inc.	22,100	211,055
Hooker Furniture Corp	10,800	236,952

Total Home Furnishings		848,308

HOUSEHOLD PRODUCTS—0.5%
American Greetings Corp. Class A	18,900	387,828

INFORMATION TECHNOLOGY—0.6%
Ciber, Inc. *	8,400	40,488
Quantum Corp. *	174,900	402,270

Total Information Technology		442,758

INSURANCE—6.1%
eHealth, Inc. *	26,625	697,309
Harleysville Group, Inc.	15,900	566,835
Horace Mann Educators Corp.	25,600	470,272
IPC Holdings Ltd	14,800	380,804
LandAmerica Financial Group, Inc.	5,100	266,016
Montpelier Re Holdings Ltd	22,700	389,078
Presidential Life Corp.	13,700	251,258
Safety Insurance Group, Inc.	9,700	378,494
Selective Insurance Group	14,000	334,740
StanCorp Financial Group, Inc.	7,300	359,233
Zenith National Insurance Corp.	11,600	461,912

Total Insurance		4,555,951

INTERNET—4.4%
comScore, Inc. *	7,580	202,917
Constant Contact, Inc. *	12,915	275,348
Cybersource Corp *	13,161	220,447
Dealertrack Holdings Inc *	26,723	720,451
Equinix, Inc. *	2,219	167,601
GSI Commerce, Inc. *	16,170	263,248
Perficient, Inc. *	34,393	477,719
priceline.com, Inc. *	6,150	667,398
Vocus, Inc. *	9,832	289,257

Total Internet		3,284,386

IRON / STEEL—0.5%
Steel Dynamics, Inc.	7,600	396,340

LEISURE TIME—0.8%
Callaway Golf Co.	12,000	215,040
Nautilus, Inc.	15,800	73,470
Polaris Industries, Inc.	7,400	321,456

Total Leisure Time		609,966

MACHINERY—0.5%
Cascade Corp.	2,400	123,888
Gerber Scientific, Inc. *	25,000	220,500

Total Machinery		344,388

MEDIA—1.8%
Belo Corp., Series A	18,700	310,607
Dolan Media Co. *	19,981	452,769
Journal Communications, Inc. Class A	47,300	390,225
Sinclair Broadcast Group, Inc. Class A	18,300	164,700

Total Media		1,318,301

METAL FABRICATE / HARDWARE—1.7%
Ladish Co., Inc. *	15,010	532,705
Mueller Industries, Inc.	14,200	397,600
Timken Co.	12,500	377,875

Total Metal Fabricate / Hardware		1,308,180

MISCELLANEOUS MANUFACTURING—0.7%
A.O. Smith Corp.	11,000	385,000
Griffon Corp. *	11,100	120,990

Total Miscellaneous Manufacturing		505,990

MUTUAL FUND—1.0%
iShares Russell 2000 Growth Index Fund	9,620	730,928

OFFICE/BUSINESS EQUIPMENT—0.4%
IKON Office Solutions, Inc.	38,000	310,840

OIL & GAS—3.2%
Arena Resources, Inc. *	10,730	381,666
ATP Oil & Gas Corp. *	7,357	276,917
Grey Wolf, Inc. *	90,600	539,976
Holly Corp.	8,200	397,044
Parallel Petroleum Corp. *	19,260	267,329
Swift Energy Co. *	5,600	241,640
Tesoro Corp.	6,900	269,445

Total Oil & Gas		2,374,017

OIL & GAS SERVICES—2.9%
Dresser-Rand Group, Inc. *	14,711	466,339
Lufkin Industries, Inc.	6,800	359,516
Oil States International, Inc. *	7,700	269,962
SEACOR Holdings, Inc. *	4,000	352,800
T-3 Energy Services, Inc. *	16,695	751,108

Total Oil & Gas Services		2,199,725

PHARMACEUTICALS—2.6%
Indevus Pharmaceuticals, Inc. *	45,450	289,517
Obagi Medical Products, Inc. *	28,117	418,381
Par Pharmaceutical Cos, Inc. *	9,700	186,046
Salix Pharmaceuticals Ltd. *	18,000	125,100
Theravance, Inc. *	21,010	414,527
United Therapeutics Corp. *	5,919	497,077

Total Pharmaceuticals		1,930,648

PIPELINES—0.3%
Oneok, Inc.	4,900	230,300

REAL ESTATE INVESTMENT TRUSTS—1.9%
Anthracite Capital, Inc.	21,300	159,963
HRPT Properties Trust	24,900	197,955

LTC Properties, Inc.	10,600	276,130
Luminent Mortgage Capital, Inc.	42,700	35,868
Newcastle Investment Corp.	7,600	95,000
Novastar Financial, Inc.	2,550	3,060
One Liberty Properties, Inc.	17,300	299,290
RAIT Investment Trust	16,300	150,938
Sunstone Hotel Investors, Inc.	11,500	191,360

Total Real Estate Investment Trusts		1,409,564

RETAIL—4.2%
Aeropostale, Inc. *	14,610	411,564
Barnes & Noble, Inc.	9,700	329,315
BJ’s Restaurants, Inc. *	14,551	251,150
Cato Corp. (The) Class A	18,700	306,119
CBRL Group Inc.	12,700	397,129
Chipotle Mexican Grill, Inc. *	2,390	229,010
Dick’s Sporting Goods, Inc. *	7,500	244,125
Rex Stores Corp. *	2,200	40,876
Ruby Tuesday, Inc.	23,400	179,946
Sonic Automotive, Inc., Class A	8,900	178,445
Stage Stores, Inc.	10,200	122,094
Talbots, Inc.	1,300	12,571
Texas Roadhouse Inc *	18,800	226,916
Zumiez, Inc. *	12,500	240,375

Total Retail		3,169,635

ROAD & RAIL—1.6%
Arkansas Best Corp.	16,000	492,640
Ryder System, Inc.	10,200	531,012
Saia, Inc. *	11,600	163,676

Total Road & Rail		1,187,328

SEMICONDUCTORS—2.8%
Anadigics, Inc. *	28,780	287,512
Asyst Technologies, Inc. *	72,600	214,170
AuthenTec Inc *	15,570	193,847
Axcelis Technologies, Inc. *	43,200	172,368
Cavium Networks Inc *	15,365	293,625
Conexant Systems, Inc. *	115,500	79,695
Photronics Inc. *	19,800	241,362
Skyworks Solutions, Inc. *	18,700	150,535
Tessera Technologies, Inc. *	10,940	428,520

Total Semiconductors		2,061,634

SOFTWARE—3.0%
Commvault Systems, Inc. *	10,663	198,545
Double-Take Software, Inc. *	31,954	495,287
Innerworkings, Inc. *	45,003	623,291
Omnicell, Inc. *	15,860	397,769
Omniture, Inc. *	6,600	163,152
Ultimate Software Group, Inc. *	14,560	393,848

Total Software		2,271,892

TELECOMMUNICATIONS—2.2%
Black Box Corp.	4,300	143,018

Cbeyond, Inc. *	18,825	635,156
Globecomm Systems, Inc. *	17,240	161,539
Premiere Global Services, Inc. *	12,300	149,937
RF Micro Devices, Inc. *	35,300	114,019
Switch & Data Facilities Co., Inc. *	11,027	121,297
Time Warner Telecom, Inc., Class A *	19,457	340,108

Total Telecommunications		1,665,074

TEXTILES & APPAREL—0.4%
Kellwood Co.	13,400	267,732

THRIFTS & MORTGAGE FINANCE—1.0%
First Niagara Financial Group, Inc.	37,400	475,728
Flagstar Bancorp, Inc.	20,600	169,950
PFF Bancorp, Inc.	8,800	110,088

Total Thrifts & Mortgage Finance		755,766

TRANSPORTATION—0.7%
Con-way Inc	10,500	511,245

Total Common Stocks (Cost $73,973,287)		72,316,836

	PAR VALUE
MUTUAL FUND—2.3% (1)(5)
MTB Prime Money Market Fund, Corporate Shares, 3.85% (Cost $1,747,223)	$1,747,223	1,747,223

Total Investments—99.1% (Cost $75,720,510)		74,064,059

Other assets less liabilities—0.9%		694,702

Total Net Assets—100.0%		$74,758,761

MTB SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—97.1%
AEROSPACE & DEFENSE—2.4%
Aerovironment, Inc. *	34,200	$786,942
Limco-Piedmont, Inc. *	40,700	284,819
Orbital Sciences Corp. *	56,000	1,304,800
Spirit Aerosystems Holdings, Inc. Class A *	40,000	1,104,800
Teledyne Technologies, Inc. *	18,500	955,155

		4,436,516

APPAREL—0.3%
Warnaco Group, Inc./The *	13,500	484,515

AUTO PARTS & EQUIPMENT—1.2%
Titan International, Inc.	75,000	2,136,750

BANKS—0.5%
UCBH Holdings, Inc.	33,800	477,256
Zions Bancorporation	8,200	448,868

		926,124

BEVERAGES—0.7%
Boston Beer Co, Inc. *	35,000	1,243,900

BIOTECHNOLOGY—2.5%
Alexion Pharmaceuticals, Inc. *	13,500	881,820
Illumina, Inc. *	20,000	1,274,000
Integra LifeSciences Holdings Corp. *	20,000	832,000
Lifecell Corp. *	19,500	770,445
Myriad Genetics, Inc. *	17,500	752,675

		4,510,940

CHEMICALS—2.2%
Agrium, Inc.	28,000	1,803,760
CF Industries Holdings, Inc.	4,000	427,720
Terra Industries, Inc. *	39,000	1,757,730

		3,989,210

COAL—0.9%
Massey Energy Co.	30,000	1,115,400
Patriot Coal Corp. *	15,000	596,250

		1,711,650

COMMERCIAL SERVICES—9.5%
Capella Education Company *	8,200	517,256
Cornell Corrections, Inc. *	50,000	1,000,000
DeVry, Inc.	15,500	855,445
Geo Group, Inc. (The) *	22,000	526,240
Healthcare Services Group	30,000	727,800
Hill International, Inc. *	196,000	2,350,039
HMS Holdings Corp. *	33,500	1,058,600

Parexel International Corp. *	35,000	1,904,350
Pharmaceutical Product Development, Inc.	27,500	1,192,400
Providence Service Corp. *	35,000	1,033,550
Quanta Services, Inc. *	26,500	580,880
Ritchie Bros. Auctioneers, Inc.	12,500	1,037,375
SAIC, Inc. *	74,500	1,408,050
Standard Parking Corp. *	18,050	349,629
Strayer Education, Inc.	5,500	949,190
TrueBlue, Inc. *	35,000	499,450
Wright Express Corp. *	40,000	1,197,600

		17,187,854

COMPUTERS—0.7%
Data Domain, Inc. *	26,000	586,040
Synaptics, Inc. *	22,500	596,250

		1,182,290

DISTRIBUTION/WHOLESALE—0.6%
LKQ Corp. *	60,000	1,073,400

DIVERSIFIED FINANCIAL SERVICES—2.2%
GFI Group, Inc. *	9,500	837,995
Interactive Brokers Group, Inc. *	33,000	1,148,730
MF Global Ltd. *	38,500	1,156,925
optionsXpress Holdings, Inc.	31,000	840,720

		3,984,370

ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Composite Technology Corp. *	310,000	446,400
Universal Display Corp. *	40,200	650,034

		1,096,434

ELECTRONICS—1.8%
Arrow Electronics, Inc. *	11,000	376,420
Flir Systems, Inc. *	37,000	1,120,360
Itron, Inc. *	13,500	1,112,400
L-1 Identity Solutions, Inc. *	55,000	748,550

		3,357,730

ENERGY-ALTERNATE SOURCES—0.5%
Sunpower Corp. *	13,500	932,715

ENGINEERING & CONSTRUCTION—1.7%
Foster Wheeler Ltd. *	26,500	1,814,455
McDermott International, Inc. *	19,000	896,420
Shaw Group, Inc. *	8,500	480,250

		3,191,125

ENTERTAINMENT & LEISURE—1.3%
Bally Technologies, Inc. *	28,000	1,333,920
Great Wolf Resorts, Inc. *	123,500	1,021,345

		2,355,265

ENVIRONMENTAL CONTROL—0.5%
Waste Connections, Inc. *	32,000	933,120

HEALTH CARE - PRODUCTS—8.1%
Align Technology, Inc. *	45,000	530,100
Angiodynamics, Inc. *	83,500	1,692,545
Cepheid, Inc. *	55,500	1,694,970
Hologic, Inc. *	66,000	4,247,760
Idexx Laboratories, Inc. *	17,000	958,290
Intuitive Surgical, Inc. *	3,000	762,000
Inverness Medical Innovations, Inc. *	20,000	901,000
Luminex Corp. *	68,500	1,025,445
Resmed, Inc. *	25,000	1,164,500
SonoSite, Inc. *	44,000	1,532,520
Thermage, Inc. *	77,000	327,250

		14,836,380

HEALTH CARE PROVIDERS & SERVICES—3.8%
Air Methods Corp. *	18,000	825,840
Healthways, Inc. *	5,700	320,910
Icon Plc. ADR *	25,000	1,567,000
Pediatrix Medical Group, Inc. *	35,000	2,383,150
Psychiatric Solutions, Inc. *	61,000	1,840,370

		6,937,270

HOME BUILDERS—0.2%
Toll Brothers, Inc. *	13,700	318,936

HOUSEHOLD PRODUCTS—0.4%
Tupperware Brands Corp.	21,000	777,000

INSURANCE—1.2%
Hanover Insurance Group, Inc.	24,000	1,093,200
Platinum Underwriters Holdings Ltd.	34,500	1,164,375

		2,257,575

INTERNET—3.3%
comScore, Inc. *	27,500	736,175
Equinix, Inc. *	10,500	793,065
F5 Networks, Inc. *	54,500	1,282,385
GSI Commerce, Inc. *	38,500	626,780
Mercadolibre, Inc. *	19,550	723,937
priceline.com, Inc. *	10,500	1,139,460
Sohu.com, Inc. *	17,500	814,275

		6,116,077

IRON / STEEL—0.8%
Cleveland-Cliffs, Inc.	14,000	1,425,760

MACHINERY—3.2%
AGCO Corp. *	10,000	602,200
Bucyrus International, Inc.	33,000	3,059,430
Chart Industries, Inc. *	20,000	506,200
Flowserve Corporation	7,500	615,900
Joy Global, Inc.	16,500	1,040,325

		5,824,055

METAL FABRICATE / HARDWARE—0.4%
Haynes International, Inc. *	16,000	706,880

METALS & MINING—1.6%
Kaiser Aluminum Corp.	6,000	383,760
Royal Gold, Inc.	50,000	1,503,000
Silver Wheaton Corp. *	65,000	1,000,350

		2,887,110

MISCELLANEOUS MANUFACTURING—1.8%
Harsco Corp.	25,000	1,423,000
Hexcel Corp. *	45,000	982,350
Matthews International Corp., Class A	18,500	904,095

		3,309,445

MUTUAL FUND—0.7%
Market Vectors Gold Miners *	26,500	1,328,710

OIL & GAS—1.1%
Atwood Oceanics, Inc. *	14,000	1,163,260
PetroHawk Energy Corp. *	54,000	850,500

		2,013,760

OIL & GAS SERVICES—5.0%
Acergy SA-SPON ADR	68,500	1,247,385
Cameron International Corp. *	30,500	1,227,930
Core Laboratories NV *	8,000	901,600
FMC Technologies Inc. *	16,000	770,560
ION Geophysical Corp. *	71,500	886,600
Lufkin Industries, Inc.	10,000	528,700
Mitcham Industries, Inc. *	83,000	1,394,400
Oceaneering International, Inc. *	13,300	765,814
Willbros Group, Inc. *	41,500	1,382,780

		9,105,769

PACKAGING & CONTAINERS—0.5%
Pactiv Corp. *	34,500	987,045

PHARMACEUTICALS—4.9%
Alkermes, Inc. *	31,000	412,920
Animal Health International, Inc. *	84,000	1,008,000
BioMarin Pharmaceutical, Inc. *	27,000	1,000,620
Cubist Pharmaceuticals, Inc. *	37,500	637,125
Indevus Pharmaceuticals, Inc. *	86,900	553,553
Medicines Co. *	56,000	958,720
Onyx Pharmaceuticals, Inc. *	15,500	736,715
OSI Pharmaceuticals, Inc. *	19,000	757,720
Perrigo Co.	47,500	1,464,900
United Therapeutics Corp. *	9,500	797,810
XenoPort Inc. *	11,000	674,960

		9,003,043

PIPELINES—0.6%
Equitable Resources, Inc.	18,500	1,031,375

REAL ESTATE INVESTMENT TRUSTS—3.0%
Alexandria Real Estate Equities, Inc.	18,000	1,768,140
Chimera Investment Corp.	47,500	909,625
Digital Realty Trust, Inc.	49,500	1,768,635
Nationwide Health Properties, Inc.	32,500	1,025,700

		5,472,100

RETAIL—5.2%
Aeropostale, Inc. *	17,500	492,975
American Eagle Outfitters, Inc.	42,000	967,260
Chipotle Mexican Grill, Inc. Class B *	9,000	862,380
GameStop Corp. Class A *	10,500	543,165
Gymboree Corp. *	20,000	764,400
J. Crew Group, Inc. *	21,000	960,120
JC Penney Co., Inc.	12,500	592,625
Lululemon Athletica, Inc. *	14,500	493,145
Nordstrom, Inc.	13,000	505,700
Ross Stores, Inc.	30,500	889,075
Tim Hortons, Inc.	44,500	1,525,460
Under Armour, Inc. *	8,000	322,000
Urban Outfitters, Inc. *	19,200	556,800

		9,475,105

SEMICONDUCTORS—3.2%
Intersil Holding Corp.	42,000	967,260
Microsemi Corp. *	65,000	1,476,800
ON Semiconductor Corp. *	135,000	874,800
PMC-Sierra, Inc. *	287,500	1,348,375
Rubicon Technology, Inc. *	18,500	437,525
Skyworks Solutions, Inc. *	103,000	829,150

		5,933,910

SOFTWARE—8.5%
Activision, Inc. *	78,000	2,017,860
Allscripts Healthcare Solutions, Inc. *	70,000	1,038,100
Ansys, Inc. *	51,000	1,780,410
Aspen Technology, Inc. *	104,000	1,461,200
Cerner Corp. *	28,500	1,493,400
Citrix Systems, Inc. *	27,500	952,050
Commvault Systems, Inc. *	40,500	754,110
Informatica Corp. *	70,000	1,351,700
Lawson Software, Inc. *	150,000	1,303,500
Nuance Communications, Inc. *	55,000	873,950
Omnicell, Inc. *	65,000	1,630,200
THQ, Inc. *	47,500	855,475

		15,511,955

TELECOMMUNICATIONS—7.3%
Adtran, Inc.	56,000	1,165,360
Arris Group, Inc. *	60,500	531,795
Atheros Communications, Inc. *	24,500	669,095
Centennial Communications Corp. *	135,000	772,200
Foundry Networks, Inc. *	56,000	772,800
GeoEye, Inc. *	15,000	524,400
Gilat Satellite Networks Ltd. *	150,000	1,633,500
Harris Corp.	19,500	1,066,455
Netgear, Inc. *	30,500	813,130
NeuStar, Inc. Class A *	57,000	1,693,470
Novatel Wireless, Inc. *	40,500	648,000
RF Micro Devices, Inc. *	323,000	1,043,290
Sierra Wireless, Inc. *	77,000	1,143,450

Time Warner Telecom, Inc., Class A *	43,500	760,380

		13,237,325

TEXTILES & APPAREL—0.3%
Deckers Outdoor Corp. *	5,000	606,200

TOYS/GAMES/HOBBIES—0.7%
Marvel Entertainment, Inc. *	44,500	1,254,900

TRANSPORTATION—1.2%
C.H. Robinson Worldwide, Inc.	12,500	694,250
Hub Group, Inc. Class A*	22,500	655,425
Kansas City Southern Industries, Inc. *	26,000	932,880

		2,282,555

Total Common Stocks (Cost $181,307,760)		177,374,148

WARRANTS—0.0%
Calypte Biomedical Corp. *	488,542	0
On Track Innovations Ltd. *	87,000	0

Total Warrants (Cost $0)		0

	SHARES OR PRINCIPAL AMOUNT
MUTUAL FUND—2.0%
Dreyfus Cash Management Fund, Institutional Shares, 4.13% (1)	907,117	907,117
MTB Prime Money Market Fund, Corporate Shares, 3.85% (1)(5)	$2,732,278	2,732,278

Total Mutual Fund (Cost $3,639,395)		3,639,395

Total Investments—99.1% (Cost $184,947,155)		181,013,543

Other assets less liabilities—0.9%		1,623,769

Total Net Assets—100.0%		$182,637,312

MTB INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (unaudited)

DESCRIPTION	SHARES OR PRINCIPAL AMOUNT	VALUE
COMMON STOCK—96.8%
Australia—5.5%
AGL Energy Ltd.	3,223	$34,868
Amcor Ltd.	101,400	627,632
ASX Ltd.	1	43
Australia & New Zealand Banking Group Ltd.	24,912	591,062
Australian Worldwide Exploration Ltd.	20,488	63,338
Babcock & Brown Japan Property Trust	49,256	54,683
Babcock & Brown Ltd.	8,615	142,715
BHP Billiton Ltd.	68,389	2,296,460
BlueScope Steel Ltd.	94,254	875,754
Centro Properties Group	50,752	31,234
Cochlear Ltd.	736	46,296
Commonwealth Bank of Australia	25,553	1,151,417
Commonwealth Property Office Fund	17,799	22,510
CSL Ltd.	3,089	96,103
Foster’s Group Ltd.	18,271	92,568
Goodman Fielder Ltd.	10,182	15,562
Goodman Group	90,955	362,746
GUD Holdings Ltd.	9,745	86,042
Gunns Ltd.	24,682	71,128
GWA International Ltd.	33,700	93,755
Healthscope Ltd.	9,446	44,599
Incitec Pivot Ltd.	1,017	111,526
Insurance Australia Group Ltd	29,857	101,246
Jubilee Mines NL	13,300	269,766
Leighton Holdings Ltd.	4,402	200,496
Macquarie DDR Trust	333,319	207,320
Macquarie Group Ltd.	2,820	168,912
Macquarie Media Group Ltd.	41,435	140,906
Macquarie Office Trust	214,723	221,211
MFS Ltd.	33,162	29,423
Minara Resources Ltd.	36,893	166,909
National Australia Bank Ltd.	20,312	641,819
OneSteel Ltd.	39,700	239,615
Pacific Brands Ltd.	11,310	28,845
Pacific Magazines Ltd.	16,630	24,434
Qantas Airways Ltd.	184,114	781,046
QBE Insurance Group Ltd.	5,676	144,073
Rio Tinto Ltd.	15,599	1,725,284
Santos Ltd.	24,940	271,389
Suncorp-Metway Ltd.	22,136	307,747
Telstra Corp. Ltd.	33,414	131,433
Telstra Corp., Ltd.	11,866	30,154
Valad Property Group	152,511	147,067
Wesfarmers Ltd.	8,587	276,545

Westfield Group	5,460	92,250
Westpac Banking Corp.	9,021	210,767
Woodside Petroleum Ltd.	31,189	1,318,530
Woolworths Ltd.	10,757	280,572

Total Australia		15,069,800

Austria—0.4%
Erste Bank der Oesterreichischen Sparkassen AG	13,772	749,026
Voestalpine AG	6,800	419,137

Total Austria		1,168,163

Belgium—0.5%
Colruyt SA	1,525	383,779
Fortis	16,400	369,145
Fortis	16,244	242
KBC Groep NV	5,469	697,363

Total Belgium		1,450,529

Bermuda—0.0%
Jardine Matheson Holdings	4,400	112,462

Brazil—2.3%
Banco Itau Holding Financeira	34,027	792,149
Cia de Bebidas das Americas ADR	11,414	811,307
Cia de Saneamento Basico do Estado de Sao Paulo	17,489	369,466
Cia Vale do Rio Doce	44,221	1,325,746
Petroleo Brasileiro SA	7,400	338,238
Petroleo Brasileiro SA	13,705	1,523,174
Petroleo Brasilerio SA ADR	12,600	1,175,706

Total Brazil		6,335,786

Canada—3.0%
Atco Ltd.-CL	5,200	265,166
Axcan Pharma, Inc.	10,100	229,351
BCE, Inc.	12,810	445,393
Biovail Corp.	30,400	415,103
Cameco Corp.	32,748	1,108,520
Canadian Imperial Bank of Commerce	7,900	576,341
Empire Co., Ltd	8,900	350,132
Fairfax Financial Holdings Ltd.	2,200	717,944
Laurentian Bank of Canada	11,300	403,696
Magna International Inc.	4,900	384,758
Manulife Financial Corp.	33,654	1,272,794
Methanex Corp.	11,600	291,256
National Bank of Canada	7,300	367,381
Sun Life Financial, Inc.	9,100	449,993
Suncor Energy, Inc.	9,008	846,572

Total Canada		8,124,400

China—1.2%
China Petroleum & Chemical Corp.	578,000	619,798
Chongqing Iron & Steel Co. Ltd.	910,000	319,020
Focus Media Holding Ltd. ADR	16,431	789,510
Foxconn International Holdings Ltd.	452,000	748,924
Huaneng Power International Inc.	352,000	287,833

PetroChina Co., Ltd. ADR	500	71,115
PetroChina Co., Ltd. Class H	224,000	314,650
Tencent Holdings Ltd.	7,000	41,611
Tingyi Cayman Islands Holding Corp.	32,000	45,198

Total China		3,237,659

Czech Republic—0.1%
Unipetrol	24,300	399,956

Denmark—1.4%
Danske Bank A/S	11,600	415,582
FLSmidth & Co A/S	4,900	437,434
H Lundbeck A/S	20,100	488,494
Novo-Nordisk A/S Class B	7,500	471,160
Topdanmark A/S	1,175	175,812
TrygVesta AS	3,650	264,671
Vestas Wind Systems A/S	16,706	1,620,011

Total Denmark		3,873,164

Finland—1.3%
Nokia OYJ	81,528	2,998,408
Rautaruukki OYJ	11,900	492,059

Total Finland		3,490,467

France—7.9%
Alstom	3,393	685,097
Arkema	60	3,397
AXA S.A.	29,515	1,011,741
BNP Paribas	7,800	771,148
Casino Guichard Perrachon SA	11,443	1,260,997
Christian Dior S.A.	1,105	122,403
Cie de Saint-Gobain	5,300	414,967
Compagnie Generale des Etablissements Michelin-Class B	4,400	422,373
Credit Agricole SA	13,000	400,373
Electricite de France	10,614	1,104,804
Eutelsat Communications	20,100	532,414
France Telecom SA	66,105	2,334,769
Gaz de France SA	6,141	332,454
Iliad SA	14,367	1,293,545
LVMH Moet Hennessy Louis Vuitton S.A.	6,786	698,231
Peugeot S.A.	17,662	1,303,953
Rallye SA	7,000	390,744
Sanofi-Aventis SA	17,832	1,452,248
Societe Generale	1,500	186,110
Thales S.A.	10,620	613,653
Total SA	39,397	2,857,680
Total SA ADR	9,525	693,230
UBISOFT Entertainment	7,178	652,101
Valeo SA	7,400	273,215
Vinci SA	3,656	249,340
Vivendi	33,070	1,330,782

Total France		21,391,769

Germany—7.6%
Adidas AG	18,624	1,189,368

Aixtron AG	16,692	208,443
Allianz SE	4,635	834,738
BASF SE	17,235	2,256,589
Bayerische Motoren Werke AG	4,800	265,533
Daimler AG	26,925	2,106,281
Deutsche Bank AG	7,600	858,920
Deutsche Boerse AG	4,790	846,163
Deutsche Lufthansa AG	44,642	1,070,522
E.ON AG	9,353	1,719,518
Fresenius SE	4,074	318,286
MAN AG	5,081	631,048
Muenchener Rueckversicherungs AG	14,456	2,611,129
RWE AG	14,877	1,824,463
Salzgitter AG	2,662	419,717
SAP AG ADR	17,406	832,007
ThyssenKrupp AG	19,858	975,394
Volkswagen AG	3,740	846,841
Wacker Chemie AG	3,569	772,345
Wincor Nixdorf AG	2,116	162,794

Total Germany		20,750,099

Greece—1.0%
Alpha Bank AE	31,003	1,030,746
Hellenic Exchanges SA	14,911	502,107
Mytilineos Holdings SA	11,671	175,473
National Bank of Greece SA	17,934	1,098,559

Total Greece		2,806,885

Hong Kong—2.0%
ASM Pacific Technology	3,000	17,324
BOC Hong Kong Holdings Ltd.	118,500	297,905
Citic Pacific Ltd	118,000	587,348
CLP Holdings Ltd.	22,500	179,470
Esprit Holdings Ltd.	130,400	1,695,867
Hang Lung Group Ltd.	7,000	32,435
Hang Seng Bank Ltd.	8,700	174,330
HKR International Ltd.	57,600	42,275
Hong Kong & China Gas Co.	25,300	69,352
Hong Kong Exchanges And Clearing Ltd.	3,000	62,236
HongKong Electric Holdings	41,000	234,030
HSBC Holdings Plc.	14,800	220,434
Hutchison Whampoa Ltd.	14,000	137,453
Kingboard Chemical Holdings Ltd.	26,500	111,146
Link REIT (The)	16,000	40,776
Pacific Basin Shipping Ltd.	244,000	345,332
PCCW Ltd.	51,000	29,110
Shangri-La Asia Ltd.	16,000	46,593
Sun Hung Kai & Co., Ltd.	29,000	28,671
Swire Pacific Ltd.	24,500	334,412
Texwinca Holdings Ltd.	106,000	81,120
Vtech Holdings Ltd.	65,000	373,501
Wharf Holdings Ltd.	30,000	164,082
Wing Lung Bank	3,600	40,686
Yue Yuen Industrial Holdings Ltd.	4,000	11,710

Total Hong Kong		5,357,598

Hungary—0.1%
OTP Bank Nyrt	7,000	301,951

India—1.1%
HDFC Bank Ltd ADR	9,917	1,183,495
Infosys Technologies Ltd. ADR	22,029	912,001
State Bank of India Ltd.	8,800	990,000

Total India		3,085,496

Ireland—0.5%
Bank of Ireland	49,133	723,248
Irish Life & Permanent Plc.	25,700	410,669
Paddy Power Plc.	7,639	217,088

Total Ireland		1,351,005

Israel—0.4%
Bank Hapoalim	41,800	193,562
Teva Pharmaceutical Industries Ltd. ADR	19,136	881,021

Total Israel		1,074,583

Italy—3.4%
Autogrill SpA	15,238	257,874
Banco Popolare Scarl *	12,600	251,865
Enel SpA	107,800	1,202,457
ENI SpA	99,051	3,192,241
Fiat SpA	36,668	857,749
Finmeccanica SpA	17,400	520,988
Intesa Sanpaolo SpA	59,808	427,247
Milano Assicurazioni SpA	19,800	126,921
Saipem SpA	35,363	1,229,840
UniCredit SpA	179,278	1,304,887

Total Italy		9,372,069

Japan—16.7%
Acom Co., Ltd.	5,500	138,163
ADEKA Corp.	5,900	55,453
Alpine Electronics, Inc.	17,800	263,580
Alps Electric Co., Ltd.	27,600	318,302
Amada Co., Ltd.	13,000	111,413
Aoyama Trading Co., Ltd.	3,000	67,775
Aozora Bank Ltd.	47,000	134,550
Asahi Breweries Ltd.	14,800	263,753
Asahi Kasei Corp.	59,000	360,204
Astellas Pharma, Inc.	7,000	303,209
Autobacs Seven Co., Ltd.	2,300	48,170
Bank of Yokohama Ltd. (The)	25,000	163,523
Benesse Corp.	2,600	108,536
Bridgestone Corp.	3,200	54,315
Brother Industries Ltd.	50,300	624,988
Canon, Inc.	14,000	604,258
Capcom Co., Ltd.	3,600	87,161
Central Glass Co., Ltd.	59,000	219,123
Central Japan Railway Co.	31	286,821
Chiba Bank Ltd. (The)	12,000	89,141
Chubu Electric Power Co., Inc.	5,200	131,629

Chugoku Electric Power Co., Inc. (The)	3,900	83,267
Circle K Sunkus Co., Ltd.	2,100	30,393
CKD Corp.	5,300	35,152
Cosmo Oil Co., Ltd.	68,000	229,376
CSK Holdings Corp.	2,500	68,171
Dai Nippon Printing Co., Ltd.	10,000	144,677
Daihatsu Motor Co., Ltd.	6,000	62,004
Daiwa House Industry Co., Ltd.	9,000	125,642
Daiwa Securities Group, Inc.	31,000	274,160
Denki Kagaku Kogyo K.K.	20,000	82,202
Denso Corp.	24,800	896,734
East Japan Railway Co.	34	280,848
Eisai Co., Ltd.	2,700	111,091
Eizo Nanao Corp.	12,300	306,396
Fanuc Ltd.	800	70,410
Foster Electric Co., Ltd.	3,100	65,780
Fuji Heavy Industries Ltd.	104,300	417,755
Fujitsu Ltd.	35,000	226,628
Futaba Industrial Co., Ltd.	2,700	60,504
H2O Retailing Corp.	14,000	100,287
Hisamitsu Pharmaceutical Co., Inc.	2,700	91,099
Hitachi Capital Corp.	12,900	172,810
Hitachi Kokusai Electric, Inc.	7,000	73,140
Hitachi Ltd.	24,000	179,985
Honda Motor Co., Ltd.	24,900	785,607
Japan Tobacco, Inc.	30	159,784
JFE Holdings, Inc.	8,200	379,477
Joyo Bank Ltd. (The)	24,000	137,049
Kamigumi Co., Ltd.	10,000	73,151
Kansai Electric Power Co., Inc. (The)	10,200	255,234
Kawasaki Kisen Kaisha Ltd.	12,000	116,145
KDDI Corp.	35	236,665
Keisei Electric Railway Co., Ltd.	10,000	54,495
Kikkoman Corp.	6,000	72,686
Komatsu Ltd.	14,300	345,190
Konica Minolta Holdings Inc	8,500	136,456
Kubota Corp.	37,000	266,615
Kureha Corp.	90,000	510,198
Kyocera Corp.	700	55,921
Kyowa Exeo Corp.	51,000	397,324
Kyushu Electric Power Co., Inc.	500	12,657
Lawson, Inc.	2,100	74,867
Leopalace21 Corp.	5,900	142,514
Maeda Road Construction Co., Ltd.	5,000	40,888
Makino Milling Machine Co., Ltd.	6,000	38,692
Makita Corp.	2,700	100,294
Marubeni Corp.	109,000	748,291
Matsushita Electric Industrial Co., Ltd.	31,000	662,574
Millea Holdings, Inc.	9,800	374,157
Ministop Co., Ltd.	13,000	248,320
Mitsubishi Chemical Holdings Corp.	30,500	221,698
Mitsubishi Corp.	25,500	668,386
Mitsubishi Electric Corp.	29,000	270,298

Mitsubishi Estate Co., Ltd.	9,000	239,358
Mitsubishi Gas Chemical Co., Inc.	20,000	187,385
Mitsubishi Materials Corp.	28,000	114,512
Mitsubishi Tanabe Pharma Corp.	16,000	194,408
Mitsubishi UFJ Financial Group Inc.	85,700	848,799
Mitsui & Co., Ltd.	22,000	452,832
Mitsui Fudosan Co., Ltd.	5,000	114,607
Mitsui Mining & Smelting Co., Ltd.	143,100	537,943
Mitsui O.S.K. Lines Ltd.	13,000	158,565
Mitsui Sumitomo Insurance Co., Ltd.	10,000	103,191
Mizuho Financial Group, Inc.	116	549,786
Morinaga Milk Industry Co Ltd	18,000	52,038
NGK Insulators Ltd.	38,000	981,686
NGK Spark Plug Co., Ltd.	5,000	87,101
NHK Spring Co., Ltd.	13,000	110,116
Nifco, Inc.	16,000	356,441
Nikon Corp.	9,000	252,407
Nintendo Co. Ltd.	2,400	1,199,762
Nippon Mining Holdings, Inc.	24,500	143,814
Nippon Oil Corp.	59,000	399,426
Nippon Sheet Glass Co., Ltd.	32,000	146,288
Nippon Shokubai Co., Ltd	11,000	97,515
Nippon Steel Corp.	87,000	523,144
Nippon Telegraph & Telephone Corp.	236	1,129,408
Nippon Yakin Kogyo Co., Ltd.	8,500	65,400
Nippon Yusen K.K.	26,000	212,380
Nissan Motor Co., Ltd.	84,800	813,877
Nisshin Oillio Group Ltd. (The)	16,000	59,844
Nisshin Seifun Group, Inc.	11,500	112,701
Nitto Denko Corp.	20,400	997,503
NOF Corp	107,000	405,871
Nomura Holdings, Inc.	40,400	592,345
NSK Ltd.	24,000	209,234
NTT Data Corp.	18	79,652
NTT DoCoMo, Inc.	520	818,164
OJI Paper Co., Ltd.	10,000	42,640
Olympus Corp.	2,000	67,044
Omron Corp.	7,900	163,269
ORIX Corp.	7,350	1,250,739
Osaka Gas Co., Ltd.	39,000	149,204
QP Corp.	7,900	76,237
Rengo Co., Ltd.	20,000	125,700
Resona Holdings, Inc.	68	107,726
Ricoh Co., Ltd.	36,000	562,221
Santen Pharmaceutical Co,. Ltd.	4,000	107,364
Sanwa Holdings Corp.	10,000	48,061
Secom Co., Ltd.	2,600	132,936
Sekisui Chemical Co., Ltd.	11,000	71,986
Seven & I Holdings Co., Ltd.	1,800	44,547
Shimachu Co., Ltd.	1,900	52,888
Shin-Etsu Chemical Co., Ltd.	18,700	984,901
Shinmaywa Industries Ltd.	24,000	87,129
Showa Shell Sekiyu K.K.	24,200	211,629

SMC Corp.	6,500	727,221
Sony Corp.	7,300	349,042
Stanley Electric Co., Ltd.	4,800	96,951
Sumitomo Bakelite Co., Ltd.	26,000	138,332
Sumitomo Chemical Co., Ltd.	13,000	91,925
Sumitomo Corp.	60,500	836,100
Sumitomo Electric Industries Ltd.	9,500	141,244
Sumitomo Metal Industries Ltd.	15,000	70,828
Sumitomo Metal Mining Co., Ltd.	8,000	134,525
Sumitomo Mitsui Financial Group, Inc.	61	482,053
Sumitomo Realty & Development Co., Ltd.	6,000	147,976
Taiheiyo Cement Corp.	30,000	64,402
Taisei Corp.	23,000	67,565
Taisho Pharmaceutical Co Ltd	5,000	103,599
Takeda Pharmaceutical Co., Ltd.	10,300	625,525
Takefuji Corp.	3,470	98,384
TDK Corp.	2,300	146,941
Teijin Ltd.	26,000	102,599
Toagosei Co., Ltd.	19,000	58,506
Tobu Railway Co., Ltd.	22,000	107,052
Tohoku Electric Power Co., Inc.	4,100	96,798
Tokyo Electric Power Co., Inc. (The)	14,900	386,970
Tokyo Electron Ltd.	5,500	329,660
Tokyu Corp.	16,000	99,550
Toshiba Corp.	162,000	1,095,906
Tosoh Corp.	31,000	129,641
Toyo Suisan Kaisha Ltd.	8,000	151,879
Toyo Tire & Rubber Co., Ltd.	69,000	236,052
Toyota Motor Corp.	48,100	2,617,263
UNY Co., Ltd.	22,000	174,181
West Japan Railway Co.	35	169,066
Yamada Denki Co., Ltd.	8,700	929,318
Yamaha Corp.	8,300	171,120
Yamaha Motor Co., Ltd.	6,400	144,711
Yokohama Rubber Co., Ltd. (The)	78,000	437,223
Zeon Corp.	16,000	95,896

Total Japan		45,697,939

Luxembourg—1.0%
ArcelorMittal	22,334	1,482,670
Millicom International Cellular S.A.	12,624	1,337,387

Total Luxembourg		2,820,057

Mexico—0.6%
Telefonos de Mexico Sab de CV	517,800	935,325
Wal-Mart de Mexico SAB de CV, Series V	21,879	785,158

Total Mexico		1,720,483

Netherlands—2.6%
Aegon NV	31,400	468,666
ASM International NV	8,406	160,702
Heineken NV	10,602	595,673
ING Groep N.V.	73,895	2,405,730

Koninklijke DSM NV	26,005	1,099,034
Koninklijke Philips Electronics NV	24,895	980,863
Royal KPN NV	22,600	410,199
Unilever NV	26,711	869,151

Total Netherlands		6,990,018

New Zealand—0.1%
Fisher & Paykel Appliances Holdings Ltd.	55,900	123,712
Telecom Corp of New Zealand Ltd.	56,726	179,992

Total New Zealand		303,704

Norway—1.5%
Aker Yards AS	36,400	327,725
DnB NOR ASA	29,800	389,092
Norsk Hydro ASA	34,900	418,154
Petroleum Geo-Services ASA	30,910	666,658
Renewable Energy Corp., AS	36,253	947,386
StatoilHydro ASA	35,070	916,924
Tandberg ASA	24,700	432,092

Total Norway		4,098,031

Portugal—0.3%
Banco Espirito Santo S.A.	11,949	209,426
Portugal Telecom, SGPS, SA	49,642	639,980

Total Portugal		849,406

Russia—0.3%
MMC Norilsk Nickel ADR	4,000	950,000

Singapore—1.3%
Chartered Semiconductor Manufacturing Ltd.	4,000	2,184
ComfortDelgro Corp., Ltd.	32,000	35,912
DBS Group Holdings Ltd.	7,000	87,674
Hong Leong Finance Ltd.	13,494	34,366
Jardine Cycle & Carriage Ltd.	12,000	166,898
Keppel Land Ltd	175,000	773,425
Kepple Corp., Ltd.	115,200	941,829
MobileOne Ltd.	149,900	200,255
Neptune Orient Lines Ltd.	6,000	13,810
Oversea-Chinese Banking Corp.	26,000	137,997
Singapore Airlines Ltd.	64,074	705,659
Singapore Petroleum Co., Ltd.	41,000	182,686
Singapore Press Holdings Ltd.	21,000	65,368
Singapore Technologies Engineering Ltd.	12,000	28,601
Singapore Telecommunications Ltd.	14,600	37,933
SMRT Corp., Ltd.	42,000	51,217
Suntec Real Estate Investment Trust	22,000	23,353
Tat Hong Holdings Ltd.	22,000	43,687
United Overseas Bank Ltd.	2,000	24,764
UOL Group Ltd.	15,000	39,113
Wing Tai Holdings Ltd.	29,000	48,337

Total Singapore		3,645,068

South Africa—0.6%
Astral Foods Ltd.	16,800	265,941
MTN Group Ltd	43,690	695,122

Remgro Ltd.	17,600	422,510
Telkom SA Ltd.	12,300	231,968

Total South Africa		1,615,541

South Korea—1.1%
Daishin Securities Co Ltd	12,200	312,150
Hyundai Motor Co.	11,193	871,783
Korea Electric Power Corp	3,600	144,494
Korea Electric Power Corp. ADR	25,600	515,328
Samsung Electronics Co., Ltd.	3,027	954,055
SK Telecom Co Ltd	1,400	319,266

Total South Korea		3,117,076

Spain—4.5%
ACS Actividades de Construccion y Servicios SA	10,108	530,569
Banco Bilbao Vizcaya Argentaria S.A.	160,793	3,391,460
Banco Popular Espanol SA	11,000	169,950
Banco Santander SA	280,149	4,914,039
Bolsas y Mercados Espanoles	9,740	597,349
Gestevision Telecinco, SA	19,906	425,862
Repsol YPF SA	22,200	707,989
Telefonica, SA *	49,006	1,434,998

Total Spain		12,172,216

Sweden—2.7%
Alfa Laval AB	10,425	560,869
Atlas Copco AB-A Shares	31,600	452,805
Electrolux AB	17,800	279,084
Hennes & Mauritz AB Class B	13,175	713,891
Nordea Bank AB	153,300	2,075,259
Oriflame Cosmetics SA ADR	6,700	365,404
Scania AB-B Shares	12,300	254,358
Swedish Match AB	19,000	420,061
TeliaSonera AB	186,500	1,651,447
Volvo AB-B Shares	41,000	547,736

Total Sweden		7,320,914

Switzerland—5.8%
ABB Ltd.	101,682	2,544,123
Baloise Holding AG	3,500	310,700
Credit Suisse Group	12,800	725,425
Helvetia Holding AG	1,000	359,027
Holcim Ltd.	10,526	1,018,803
Logitech International SA	11,424	348,338
Nestle S.A.	5,327	2,380,809
Nobel Biocare Holding AG	3,784	936,812
Novartis AG	26,352	1,333,529
Roche Holding AG	11,147	2,019,601
Swiss Reinsurance	9,400	704,203
Swisscom AG	1,300	517,770
Syngenta AG	3,802	1,002,778
UBS AG	30,790	1,274,181
Zurich Financial Services AG	1,200	341,933

Total Switzerland		15,818,032

Taiwan—0.3%
AU Optronics Corp.-ADR	16,703	277,103
Chunghwa Telecom Co Ltd	31,000	651,930

Total Taiwan		929,033

Turkey—0.1%
Tupras Turkiye Petrol Rafine	10,800	277,181

United Kingdom—16.9%
Admiral Group Plc	24,830	471,666
Alliance & Leicester Plc.	16,300	211,527
ARM Holdings Plc.	378,202	884,876
AstraZeneca Plc.	53,295	2,223,105
Autonomy Corp. Plc.	105,796	1,910,688
Barclays Plc	63,863	602,084
BHP Billiton Plc.	43,280	1,282,807
BP Plc.	198,636	2,107,053
Bradford & Bingley Plc.	28,100	138,894
Brit Insurance Holdings Plc.	54,500	247,411
British American Tobacco Plc.	62,431	2,188,477
British Energy Group Plc.	44,760	461,358
British Sky Broadcasting Group Plc.	66,918	731,619
BT Group Plc.	108,900	565,747
Charter Plc.	18,814	258,707
Computacenter Plc.	115,600	381,594
Cookson Group Plc.	32,313	357,416
Dairy Crest Group Plc.	13,900	149,155
De La Rue Plc.	26,664	479,324
DSG International Plc.	114,200	173,096
Firstgroup Plc.	28,047	368,379
Game Group Plc	105,725	419,952
GKN Plc.	105,200	554,739
GlaxoSmithKline Plc.	72,416	1,709,216
HBOS Plc.	34,962	482,841
Home Retail Group Plc.	74,494	422,928
HSBC Holdings Plc.	8,509	126,803
ICAP Plc.	67,176	901,860
IMI Plc	65,100	485,443
Keller Group Plc.	14,592	154,660
Kesa Electricals Plc.	35,641	171,413
Lloyds TSB Group Plc.	21,200	186,658
Man Group, Plc.	2,025	21,174
Michael Page International Plc.	163,253	841,198
National Express Group Plc.	17,966	419,263
National Grid Plc.	55,085	847,691
Old Mutual Plc.	45,300	112,878
Premier Foods Plc.	67,000	179,275
Prudential Plc.	236,174	3,050,749
Reckitt Benckiser Group Plc.	28,887	1,512,121
Rio Tinto Plc.	6,205	619,302
Royal Bank of Scotland Group Plc.	239,225	1,827,572
Royal Dutch Shell Plc. Class A	31,337	1,116,071
Royal Dutch Shell Plc. Class B	104,822	3,626,396

Schroders, Plc.	9,226	201,010
Scottish & Southern Energy Plc.	25,079	762,025
Shire Plc.	25,236	444,837
Smith & Nephew Plc.	74,932	1,021,924
Stagecoach Group Plc.	37,121	177,529
Taylor Wimpey Plc.	20,200	72,630
Tesco Plc.	141,866	1,183,625
Tomkins Plc.	41,600	145,366
TUI Travel Plc	66,514	336,139
Tullett Prebon Plc.	32,907	338,199
Unilever Plc.	38,229	1,256,287
Vodafone Group Plc.	1,118,321	3,924,798

Total United Kingdom		45,849,555

United States—0.7%
iShares MSCI EAFE Index Fund	22,837	1,650,886
iShares MSCI Emerging Markets Index Fund	2,231	303,974

Total United States		1,954,860

TOTAL COMMON STOCKS (Cost $246,082,744)		264,882,955

MUTUAL FUND—2.9%
Dreyfus Cash Management Fund, Institutional Shares, 4.13% (1)	55,556	55,556
MTB Prime Money Market Fund, Corporate Shares, 3.85% (1)(5)	$7,948,123	7,948,122

TOTAL MUTUAL FUND (Cost $8,003,678)		8,003,678

Total Investments—99.7% (Cost $254,086,422)		272,886,633

Other assets less liabilities—0.3%		719,692

Total Net Assets—100.0%		$273,606,325

The categories of investments are shown as a percentage of total net assets at January 31, 2008.

(1)	7-Day net yield.

(2)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities were as follows:

MTB FUND	AMOUNT	PERCENTAGE OF TOTAL NET ASSETS
Short-Term Corporate Bond Fund	$4,034,608	7.1%
Intermediate-Term Bond Fund	2,038,826	1.1%
Income Fund	6,808,833	6.4%
Balanced Fund	217,275	0.8%

(3)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2008, these liquid restricted securities were as follows:

MTB FUND	AMOUNT	PERCENTAGE OF TOTAL NET ASSETS
Short-Term Corporate Bond Fund	$4,034,608	7.1%
Intermediate-Term Bond Fund	2,038,826	1.1%
Income Fund	6,808,833	6.4%
Balanced Fund	217,275	0.8%

(4)	Current rate and next reset date shown for Variable Rate Demand Notes.

(5)	Affiliated company.

*Non-	income producing security.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt

AMBAC – American Municipal Bond Assurance Corporation

CIFG – CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee

EDA – Economic Development Authority

ETM – Escrow to Maturity

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Administration

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

GO – General Obligation

GTD – Guaranteed

HDA – Hospital Development Authority

HEFA – Health and Education Facilities Authority

HFA – Housing Finance Agency

IDA – Industrial Development Authority

IDFA – Industrial Development Finance Authority

INS – Insured

LOC(s) – Letter(s) of Credit

LT – Limited Tax

MBIA – Municipal Bond Investors Assurance

MTN – Medium Term Note

PRF – Prerefunded

SFM – Single Family Mortgage

UT – Unlimited Tax

VRDNs – Variable Rate Demand Notes

For federal income tax purposes, the following amounts apply as of January 31, 2008:

FUND	COST OF INVESTMENTS FOR FEDERAL TAX PURPOSES	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Short Duration Government Bond Fund	$182,424,831	$2,267,232	$724,412	$1,542,820

Short-Term Corporate Bond Fund	55,675,002	788,470	187,620	600,850

U.S. Government Bond Fund	134,073,579	5,401,394	669,860	4,731,534

New York Municipal Bond Fund	106,357,528	2,985,421	448,918	2,536,503

Pennsylvania Municipal Bond Fund	123,343,437	5,278,976	534,353	4,744,623

Maryland Municipal Bond Fund	132,848,976	4,694,049	1,623,555	3,070,494

Virginia Municipal Bond Fund	15,760,863	770,974	90,633	680,341

Intermediate-Term Bond Fund	183,233,377	4,611,943	576,411	4,035,532

Income Fund	105,102,909	2,095,909	918,378	1,177,531

Conservative Growth Fund	12,342,443	133,684	575,566	(441,882)

Moderate Growth Fund	60,640,087	624,538	2,697,305	(2,072,767)

Aggressive Growth Fund	31,231,921	219,921	1,737,318	(1,517,397)

Balanced Fund	27,323,837	1,272,585	1,962,053	(689,468)

Equity Income Fund	37,316,279	879,882	5,010,800	(4,130,918)

Large Cap Value Fund	149,809,516	29,384,193	18,779,158	10,605,035

Equity Index Fund	89,144,948	25,586,222	6,144,237	19,441,985

Large Cap Stock Fund	113,892,419	41,699,367	2,860,971	38,838,396

Large Cap Growth Fund	68,877,614	5,930,562	4,828,752	1,101,810

Multi Cap Growth Fund	28,845,782	3,672,344	2,366,712	1,305,632

Mid Cap Stock Fund	105,983,205	17,907,142	14,047,588	3,859,554

Mid Cap Growth Fund	48,598,378	12,766,056	3,806,080	8,959,976

Small Cap Stock Fund	75,720,510	8,500,353	10,156,804	(1,656,451)

Small Cap Growth Fund	184,947,155	11,793,421	15,727,033	(3,933,612)

International Equity Fund	254,086,422	36,192,592	17,392,381	18,800,211

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable in part to differing treatments for the tax deferral of losses on wash sales, open defaulted bonds, non-taxable dividends and Real Estate Investment Trust, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies and discount accretion/premium amortization on debt securities.

INVESTMENT VALUATION

Market values of the Fund’s portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over- the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the- counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-ended regulated investment companies, based on net asset value (NAV);

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Principal Executive Officer and Principal Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	March 25, 2008

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	March 25, 2008

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	March 25, 2008